      As filed with the Securities and Exchange Commission on June 1, 1999
                                                      Registration No. 2-72658
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [ ]

                        Post-Effective Amendment No. 31                      [X]
                                                     --

                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [ ]

                                Amendment No. 32                             [X]
                                              --

                        (Check appropriate box or boxes.)

                     BT ALEX. BROWN CASH RESERVE FUND, INC.
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                   One South Street, Baltimore, Maryland 21202
               ---------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code (410) 727-1700
                                                           --------------
                                 Richard T. Hale
                           BT Alex. Brown Incorporated
                   One South Street, Baltimore, Maryland 21202
                   -------------------------------------------
                     (Name and Address of Agent for Service)

                                   Copies to:
                            Richard W. Grant, Esquire
                           Morgan, Lewis & Bockius LLP
                               1701 Market Street
                           Philadelphia, PA 19103-6993

--------------------------------------------------------------------------------
It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b)

[ ] on August 1, 1999 pursuant to paragraph (b)

[ ] 60 days after filing pursuant to paragraph (a)(1)

[ ] 75 days after filing pursuant to paragraph (a)(2)

[X] on August 1, 1999 pursuant to paragraph (a) of rule 485

--------------------------------------------------------------------------------

BT ALEX. BROWN CASH RESERVE FUND, INC.
P.O. Box 17250
Baltimore, Maryland  21203


This mutual fund (the "Fund") is a money market fund designed for individuals, businesses, institutions and fiduciaries which seek as high a level of current income (tax-exempt current income in the case of the Tax-Free Series) as is consistent with preservation of capital and liquidity.

The Fund offers three Series of shares:
o        PRIME SERIES
o        TREASURY SERIES
o        TAX-FREE SERIES

The Fund offers shares through securities dealers and financial institutions that act as shareholder servicing agents. This Prospectus describes the BT Alex. Brown Cash Reserve Shares (the "Shares") of each of the above Series.

                                                          TABLE OF CONTENTS
                                                                                                                                Page

Investment Summary.................................................................................................................2
Additional Information.............................................................................................................8
The Fund's Net Asset Value.........................................................................................................8
How to Buy Shares..................................................................................................................8
How to Redeem Shares...............................................................................................................9
Distribution and Service Plans....................................................................................................10
Dividends and Taxes...............................................................................................................11
Investment Advisor................................................................................................................11
Financial Highlights..............................................................................................................13


   THE SECURITIES AND EXCHANGE COMMISSION HAS NEITHER APPROVED NOR DISAPPROVED THESE SECURITIES NOR HAS IT PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                        PROSPECTUS DATED: August 1, 1999

INVESTMENT SUMMARY: PRIME SERIES

INVESTMENT OBJECTIVE AND STRATEGIES

         The investment objective of the Prime Series is to seek as high a level of current income as is consistent with preservation of capital and liquidity. To achieve this objective, the Prime Series invests in high quality, short-term money market instruments. These instruments include certificates of deposit, bankers' acceptances, commercial paper, variable amount demand notes, U.S. Treasury obligations and repurchase agreements. An instrument is considered to be high quality if it is rated in one of the two highest rating categories by either Moody's Investors Service, Inc. or Standard and Poor's Ratings Group or, if unrated, is of comparable quality as determined by the Advisor.

         The Advisor also attempts to achieve the Prime Series' objective by limiting investments to securities with maturities of 397 days or less and by maintaining an average maturity of 90 days or less. The Advisor actively adjusts the average maturity of the Prime Series in response to its outlook for interest rates and the economy.

         The Advisor strictly limits exposure to any one issue.

RISK PROFILE

         The Prime Series is suitable for you if you want to receive income from your investment while minimizing the risk of loss of principal and maintaining its liquidity. An investment in the Prime Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Advisor attempts to maintain a $1.00 per share price, it is possible that you may lose money by investing in the Prime Series. Risks of the Prime Series include:

         Interest Rate Risk. The primary risk of the Prime Series is interest rate risk. The Series' yield can be expected to decline during periods of falling interest rates.

         Credit Risk. It is possible that the credit rating of securities in the Prime Series' investment portfolio could be downgraded or that a security could go into default.

         Style Risk. There can be no guarantee that the Advisor's judgment about the attractiveness, relative value or potential return of a security will be correct.

--------------------------------------------------------------------------------
                                 PRIME SERIES*

                          FOR YEARS ENDED DECEMBER 31,

10.00%
        9.05%
 8.00%         7.94%

 6.00%                 5.69%
                                                  5.53%
 4.00%                       3.26%         3.81%         4.92%  4.99%  4.99%
                                    2.64%
 2.00%

 0.00%
        1989   1990   1991   1992   1993   1994   1995   1996   1997   1998

--------------------------------------------------------------------------------


* For the period from December 31, 1998 through June 30, 1999, the year-to-date return for the Prime Series was ____%.

         During the 10-year period shown in the bar chart, the highest return for a quarter was 2.34% (quarter ended 6/30/89) and the lowest return for a quarter was 0.64% (quarter ended 6/30/93).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 1998)

--------------------------------------------------------------------------------
                                                            Prime Series(1)
--------------------------------------------------------------------------------
Past One Year........................................           4.99%
--------------------------------------------------------------------------------
Past Five Years......................................           4.85%
--------------------------------------------------------------------------------
Past Ten Years.......................................           5.27%
--------------------------------------------------------------------------------
Since Inception......................................      6.83% (8/11/81)
--------------------------------------------------------------------------------

---------------
(1) These figures assume the reinvestment of dividends and capital gains distributions.

The Prime Series Shares' current yield for the 7 day period ending December 31, 1998 was __%. You may obtain the current 7 day yield of the Prime Series by calling 1-800-553-8080.


FEES AND EXPENSES

         This table describes the fees and expenses that you may pay if you buy and hold Shares.


SHAREHOLDER TRANSACTION EXPENSES  (fees paid directly from your investment):                PRIME SERIES
                                                                                            ------------
Maximum Sales Charge (Load) Imposed on Purchases.......................................         None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends............................         None
Maximum Deferred Sales Charge (Load)...................................................         None
Redemption Fee ........................................................................         None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets):
Management Fees .......................................................................         0.26%
Distribution and/or Service (12b-1) Fees...............................................         0.25%
Other Expenses (including a 0.05% Shareholder Service Fee).............................         0.16%
                                                                                                -----
Total Annual Fund Operating Expenses...................................................         0.67%
                                                                                                =====

EXAMPLE:

         This Example is intended to help you compare the cost of investing in the Prime Series with the cost of investing in other mutual funds.

         The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                                            1 year                3 years               5 years            10 years
                                            ------                -------               -------            --------
Prime Series........................          $68                  $214                  $373                $835

INVESTMENT SUMMARY-TREASURY SERIES

INVESTMENT OBJECTIVE AND STRATEGIES

         The investment objective of the Treasury Series is to seek as high a level of current income as is consistent with preservation of capital and liquidity. To achieve this objective, the Treasury Series invests in securities issued by the U.S. Treasury. While the Series may, to a limited extent, invest in repurchase agreements, the Advisor expects that 100% of the Series will be invested in U.S. Treasury securities.

         The Advisor also attempts to achieve the Treasury Series' objective by limiting investments to securities with maturities of 397 days or less and by maintaining an average maturity of 90 days or less. The Advisor actively adjusts the average maturity of the Treasury Series in response to its outlook for interest rates and the economy.

         The Advisor strictly limits exposure to any one issue.

RISK PROFILE

         The Treasury Series is suitable for you if you want to receive income from your investment while minimizing the risk of loss of principal and maintaining its liquidity. An investment in the Treasury Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Advisor attempts to maintain a $1.00 per share price, it is possible that you may lose money by investing in the Treasury Series. Risks of the Treasury Series include:

         Interest Rate Risk. The primary risk of the Treasury Series is interest rate risk. The Series' yield can be expected to decline during periods of falling interest rates. The yield on U.S. Treasury securities is generally less than yields on other taxable investments.

--------------------------------------------------------------------------------
                                 TREASURY SERIES*

                          FOR YEARS ENDED DECEMBER 31,

10.00%
        8.89%
 8.00%         7.57%

 6.00%                5.51%
                                                  5.17%
 4.00%                       3.21%         3.57%         4.65%  4.68%  4.54%
                                    2.56%
 2.00%

 0.00%
        1989   1990   1991   1992   1993   1994   1995   1996   1997   1998

--------------------------------------------------------------------------------

          *For the period from December 31, 1998 through June 30, 1999, the year-to-date return for the Treasury Series was ___%.


         During the 10-year period shown in the bar chart, the highest return for a quarter was 2.25% (quarter ended 6/30/89) and the lowest return for a quarter was 0.61% (quarter ended 6/30/93).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 1998)




--------------------------------------------------------------------------------
                                                             Treasury Series(1)
--------------------------------------------------------------------------------
Past One Year...........................................          4.54%
--------------------------------------------------------------------------------
Past Five Years.........................................          4.52%
--------------------------------------------------------------------------------
Past Ten Years..........................................          5.02%
--------------------------------------------------------------------------------
Since Inception.........................................      6.22% (4/3/82)
--------------------------------------------------------------------------------

-------------
(1) These figures assume the reinvestment of dividends and capital gains distributions.

The Treasury Series Shares' current yield for the 7 day period ending December 31, 1998 was __%. You may obtain the current 7 day yield of the Treasury Series by calling 1-800-553-8080.


FEES AND EXPENSES

         This table describes the fees and expenses that you may pay if you buy and hold Shares.


SHAREHOLDER TRANSACTION EXPENSES  (fees paid directly from your investment):                  TREASURY
                                                                                               SERIES
                                                                                               ------
Maximum Sales Charge (Load) Imposed on Purchases........................................        None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends.............................        None
Maximum Deferred Sales Charge (Load)....................................................        None
Redemption Fee .........................................................................        None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets):
Management Fees ........................................................................        0.24%
Distribution and/or Service (12b-1) Fees................................................        0.25%
Other Expenses (including a 0.05% Shareholder Service Fee)..............................        0.12%
                                                                                              -------
Total Annual Fund Operating Expenses....................................................        0.61%
Less Fee Waivers........................................................................      (0.05)%*
                                                                                              -------
Net Expenses............................................................................        0.56%
                                                                                              =======

-----------
* The Advisor has contractually agreed to waive its fee for the Treasury Series by 0.05%. This agreement will continue until July 31, 2000 and may be extended.

EXAMPLE:

         This Example is intended to help you compare the cost of investing in the Treasury Series with the cost of investing in other mutual funds.

         The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                                            1 year                3 years               5 years            10 years
                                            ------                -------               -------            --------
Treasury Series.....................          $62                  $195                  $340                $762

INVESTMENT SUMMARY-TAX-FREE SERIES

INVESTMENT OBJECTIVE AND STRATEGIES

         The investment objective of the Tax-Free Series is to seek as high a level of current income exempt from federal income tax as is consistent with preservation of capital and liquidity. To achieve this objective, the Tax-Free Series invests in high quality, short-term municipal securities. These securities include municipal notes, short-term municipal bonds, industrial development bonds, and other private activity bonds. A security is considered to be high quality if it is rated in one of the two highest rating categories by either Moody's Investors Service, Inc. or Standard and Poor's Ratings Group or, if unrated, is of comparable quality as determined by the Advisor. While it is the policy of the Tax-Free Series to invest at least 80% of its assets in municipal securities, the Advisor expects that 100% of the Tax-Free Series will be so invested.

         The Advisor also attempts to achieve the Tax-Free Series' objective by limiting investments to securities with maturities of 397 days or less and by maintaining an average maturity of 90 days or less. The Advisor actively adjusts the average maturity of the Tax-Free Series in response to its outlook for interest rates and the economy.

         The Advisor strictly limits exposure to any one issue.

RISK PROFILE

         The Tax-Free Series is suitable for you if you want to receive tax-free income from your investment while minimizing the risk of loss of principal and maintaining liquidity. An investment in the Tax-Free Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Advisor attempts to maintain a $1.00 per share price, it is possible that you may lose money by investing in the Tax-Free Series. Risks of the Tax-Free Series include:

         Interest Rate Risk. The primary risk of the Tax-Free Series is interest rate risk. The Series' yield can be expected to decline during periods of falling interest rates.

         Credit Risk. It is possible that the credit rating of securities in the Tax-Free Series' investment portfolio could be downgraded or that a security could go into default.

         Style Risk. There can be no guarantee that the Advisor's judgment about the attractiveness, relative value or potential return of a security will be correct.

         Special Tax Features. To the extent that the Tax-Free Series invests in taxable securities, a portion of its income would be taxable.


--------------------------------------------------------------------------------
                                 TAX-FREE SERIES*

                          FOR YEARS ENDED DECEMBER 31,

   4.00%   3.90%

   3.50%                                     3.35%             3.08%

   3.00%                                              2.89%             2.93%

   2.50%            2.39%           2.38%

   2.00%                    1.85%


   1.00%

   0.50%

   0.00%

           1991     1992     1993    1994     1995     1996     1997     1998

--------------------------------------------------------------------------------


         *For the period from December 31, 1998 through June 30, 1999, the year-to-date return for the Tax-Free Series was ____%.

         During the 8-year period shown in the bar chart, the highest return for a quarter was 0.97% (quarter ended 9/30/91) and the lowest return for a quarter was 0.44% (quarter ended 3/31/93).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 1998)



--------------------------------------------------------------------------------
                                                              Tax-Free Series(1)
--------------------------------------------------------------------------------
Past One Year............................................           2.93%
--------------------------------------------------------------------------------
Past Five Years..........................................           2.93%
--------------------------------------------------------------------------------
Since Inception..........................................      2.90% (12/17/90)
--------------------------------------------------------------------------------

--------------
(1) These figures assume the reinvestment of dividends and capital gains distributions.

The Tax-Free Series Shares' current yield for the 7 day period ending December 31, 1998 was __%. The Tax-Free Series Shares' taxable-equivalent yield for the 7 day period ending December 31, 1998 was __%. You may obtain the current 7 day yield of the Tax-Free Series by calling 1-800-553-8080.


FEES AND EXPENSES

         This table describes the fees and expenses that you may pay if you buy and hold Shares.


SHAREHOLDER TRANSACTION EXPENSES  (fees paid directly from your investment):                 TAX-FREE SERIES
                                                                                             ---------------
Maximum Sales Charge (Load) Imposed on Purchases........................................          None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends.............................          None
Maximum Deferred Sales Charge (Load)....................................................          None
Redemption Fee .........................................................................          None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets):
Management Fees ........................................................................          0.27%
Distribution and/or Service (12b-1) Fees................................................          0.25%
Other Expenses (including a 0.05% Shareholder Service Fee)..............................          0.14%
                                                                                                  -----
Total Annual Fund Operating Expenses....................................................          0.66%
                                                                                                  =====

EXAMPLE:

         This Example is intended to help you compare the cost of investing in the Tax-Free Series with the cost of investing in other mutual funds.

         The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                                            1 year                3 years               5 years            10 years
                                            ------                -------               -------            --------
Tax-Free Series.....................          $67                  $211                  $368                $822

ADDITIONAL INFORMATION

YEAR 2000 ISSUES



         The Fund depends on the smooth functioning of computer systems in almost every aspect of its business. The Fund could be adversely affected if the computer systems used by its service providers do not properly process dates on and after January 1, 2000 and distinguish between the year 2000 and the year 1900. The Fund has asked its service providers whether they expect to have their computer systems adjusted for the year 2000 transition, and has received assurances from each that its system is expected to accommodate the year 2000 without material adverse consequences to the Fund. The Fund and its shareholders may experience losses if these assurances prove to be incorrect or if issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others, with which the Fund does business experience difficulties as a result of year 2000 issues.


THE FUND'S NET ASSET VALUE

         The price you pay when you buy shares or receive when you redeem shares is based on the Fund's net asset value per share.

         The net asset values per share of the Treasury Series and the Tax-Free Series are determined on each business day as of 11:00 a.m. (Eastern Time). The net asset value of the Prime Series is determined on each business day as of 12:00 noon (Eastern Time).

         The Fund uses the amortized cost method of valuing portfolio securities and rounds the per share net asset value of each Series to the nearest whole cent. As a result, it is anticipated that the net asset value of each Series will remain constant at $1.00 per share. There can be no assurance, however, that this will always be the case.

         You may buy or redeem shares on any day on which both the New York Stock Exchange and the Fund's custodian are open for business (a "Business Day"). If your order is entered before the Series' net asset value per share is determined for that day, the price you pay or receive will be based on that day's net asset value per share. If your order is entered after the Series' net asset value per share is determined for that day, the price you pay or receive will be based on the next Business Day's net asset value per share.

         The following sections describe how to buy and redeem shares.


HOW TO BUY SHARES

         You may buy any Series of the Fund's shares through your securities dealer or through any financial institution that is authorized to act as a shareholder servicing agent. Contact them for details on how to enter and pay for your order.

         Your purchase order may not be accepted if the sale of Fund shares has been suspended or if it is determined that your purchase would be detrimental to the interests of the Fund's shareholders.

INVESTMENT MINIMUMS

         Your initial investment in any Series must be at least $1,500. Subsequent investments in the same Series must be at least $100. There is no minimum investment requirement if you are buying shares through your securities dealer's program for automatic investments and redemptions.

PURCHASE PRICE

         The price you pay to buy shares will be the Fund's net asset value per share.

INVESTING REGULARLY

         You may make regular investments in the Fund through either of the following methods. Contact your securities dealer or your servicing agent if you wish to enroll in either of these programs or if you need any additional information.

         Automatic Investment and Redemption Program. Your securities dealer or servicing agent may have established a special procedure to automatically invest proceeds from the sale of securities and other credit balances in your account in shares of the Series you have selected and to redeem shares of the Series you own to pay for securities purchases. Contact your securities dealer or servicing agent for details.

         Dividend Reinvestment Plan. Unless you elect otherwise, all distributions will be reinvested in additional shares of the Series you own at net asset value. If you prefer to receive your distributions in cash notify your securities dealer or your servicing agent at least five days before the date on which the next distribution will be paid. If you have redeemed all of the shares of a Series, your dividend will be paid in cash.


HOW TO REDEEM SHARES

         You may redeem any class of the Fund's shares through your securities dealer or servicing agent. Contact them for details on how to enter your order and for information as to how you will be paid.

         Your securities dealer or your servicing agent may require the following documents before they redeem your shares:

1) A letter of instructions specifying your account number and the number of shares or dollar amount you wish to redeem. The letter must be signed by all owners of the shares exactly as their names appear on the account.

2) A guarantee of your signature. You can obtain one from most banks or securities dealers.

3) Any additional documents that may be required if your account is in the name of a corporation, partnership, trust or fiduciary.

REDEMPTION PRICE

         The price you receive when you redeem shares will be the net asset value of the Series you are redeeming.

OTHER REDEMPTION INFORMATION

         Automatic Investment and Redemption Program. Your securities dealer or servicing agent may have established a special procedure to automatically invest proceeds from the sale of securities and other credit balances in your account in shares of the Series you have selected and to redeem shares of the Series you own to pay for securities purchases. Contact your securities dealer or servicing agent for details.

         Redemption by Check. You may establish special check redemption privileges that will allow you to redeem shares of the Series you own by writing checks in amounts of $500 or more. These checks may be cashed or deposited in the same way as ordinary bank checks. You may use the same check regardless of which Series of the Fund you own. If you own shares of more than one Series of the Fund, your check will be honored first through redemption of shares of the Tax-Free Series, then through redemption of shares of the Prime Series and, finally, through redemption of shares of the Treasury Series. You will continue to earn dividends on your shares until the check is presented for payment and the corresponding shares are redeemed. Check redemption information will appear in your account with your securities dealer or servicing agent. Canceled checks will not be returned to you.

         If the amount of your check exceeds the value of the shares of all Series you own, the check will be returned to the payee marked "non-sufficient funds." Checks written for amounts less than $500 may also be returned. The Fund, in its discretion, will honor such checks but will charge you a servicing fee of $15.

         The Fund reserves the right to terminate or alter check redemption privileges at any time, to impose a service charge, or to charge you for checks. The Fund may also charge you for returned checks and for effecting stop payment orders.

         If you are interested in establishing check redemption privileges, contact your securities dealer or servicing agent.

         Other Information. Any dividends payable on shares you redeem will be paid on the next dividend payment date.

         If you redeem sufficient shares to reduce your investment in a Series to $500 or less, the Fund has the power to redeem the remaining shares after giving you 60 days' notice. The Fund reserves the right to redeem shares in kind under certain circumstances.

         If you paid for your purchase of shares by check, redemption of those shares will be restricted for a period of fifteen calendar days unless you are using the proceeds to purchase other securities through your securities dealer or servicing agent.


DISTRIBUTION AND SERVICE PLANS

         The Fund has adopted plans under Rule 12b-1 that allow the Fund to pay your securities dealer or shareholder servicing agent distribution and other fees for the sale of its shares and for shareholder service. Each Series pays an annual distribution fee equal to 0.25% of average daily net assets. Because these fees are paid out of net assets on an on-going basis, they will, over time, increase the cost of your investment and may cost you more than paying other types of sales charges.

         Each Series has adopted a shareholder service plan for the Shares. Under the terms of each shareholder service plan, the Fund will pay the Distributor an annual service fee of 0.05% of the Shares' average daily net assets. The Distributor will use the service fee to pay third parties for services for which they are not otherwise being compensated under the Fund's 12b-1 Plan.

DIVIDENDS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

         All of the net income earned on each Series is normally declared as dividends daily to the respective shareholders of record of such shares. Dividends on each Series are normally payable on the first day that a purchase or exchange order is effective but not on the date that a redemption order is effective. Dividends are declared daily and reinvested monthly in the form of additional full and fractional shares of the same Series at net asset value, unless you have elected to have dividends paid in cash.

TAXES

         The following summary is based on current tax laws, which may change.

         The Fund will distribute substantially all of its income and capital gains. The dividends and distributions you receive are subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from the Fund may be taxable whether or not you reinvest them. Each sale or exchange of the Fund's shares is a taxable event.

             The Tax-Free Series intends to distribute income exempt from federal income tax. This income may, however, be subject to state and local tax. The Tax-Free Series may invest a portion of its assets in securities that generate taxable income for federal or state income tax purposes. Any capital gains distributed by the Series may be taxable.

             More information about taxes is in the Statement of Additional Information. Please contact your tax advisor regarding your specific questions about federal, state and local income taxes.


INVESTMENT ADVISOR

         Investment Company Capital Corp. ("ICC" or the "Advisor") is the Fund's investment advisor. ICC supervises and manages the Fund's operations and generally provides management and administrative services for the Fund. ICC is also the investment advisor to other mutual funds in the Flag Investors family of funds. These funds, together with the Fund, had approximately $___ billion of net assets as of June 30, 1999.

         As compensation for its services for the fiscal year ended March 31, 1999, ICC received from the Fund a fee equal to 0.26% of the Prime Series' average daily net assets, 0.24% of the Treasury Series' average daily net assets (net of fee waivers) and 0.27% of the Tax-Free Series' average daily net assets. ICC may, from time to time, voluntarily waive a portion of its advisory fee with respect to any Series to preserve or enhance the performance of the Series. ICC has contractually agreed to waive its fee for the Treasury Series by 0.05%. This agreement will continue until July 31, 2000 and may be extended.

         The Advisor is an indirect subsidiary of Bankers Trust Corporation. On [date], Bankers Trust Corporation merged with and into a subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail and commercial banking, investment banking and insurance. Because Deutsche Bank AG, as ICC's new parent company, controls its operations as investment advisor, the Fund's shareholders will be asked to approve a new investment advisory agreement between ICC and the Fund. A Special Meeting of Shareholders will be held for this purpose. ICC believes that, under this new arrangement, the services provided to the Fund will be maintained at their current level.

         On March 11, 1999, Bankers Trust Company ("Bankers Trust"), a separate subsidiary of Bankers Trust Corporation, announced that it had reached an agreement with the United States Attorney's Office in the Southern District of New York to resolve an investigation concerning inappropriate transfers of unclaimed funds and related record-keeping problems that occurred between 1994 and early 1996. ICC became a subsidiary of Bankers Trust Corporation in a merger that occurred after these events took place. Pursuant to its agreement with the U.S. Attorney's Office, Bankers Trust pleaded guilty to misstating entries in the bank's books and records and agreed to pay a $60 million fine to federal authorities. Separately, Bankers Trust agreed to pay a $3.5 million fine to the State of New York. The events leading up to the guilty pleas did not arise out of the investment advisory or mutual fund management activities of Bankers Trust or its affiliates.

         As a result of the plea, absent an order from the SEC, ICC may not be able to continue to provide investment advisory services to the Fund. The SEC has granted a temporary order to permit Bankers Trust and its affiliates to continue to provide investment advisory services to registered investment companies. There is no assurance that the SEC will grant a permanent order.

FINANCIAL HIGHLIGHTS

         The financial highlights table is intended to help you understand the Fund's financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available upon request.

PRIME SERIES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
------------------------------------------------------------------------------------------------------------------------------------

                                                                        FOR THE YEARS ENDED MARCH 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                         1999            1998             1997             1996             1995
                                                         ----            ----             ----             ----             ----
PER SHARE OPERATING PERFORMANCE:
    Net asset value at beginning of year....           $  1.00         $  1.00          $  1.00         $   1.00          $  1.00
                                                       -------         -------          -------         --------          -------

INCOME FROM INVESTMENT OPERATIONS:
    Net investment income...................            0.0473          0.0494           0.0478           0.0524           0.0442

LESS DISTRIBUTIONS:
    Dividends from net investment income....           (0.0473)        (0.0494)         (0.0478)         (0.0524)         (0.0442)
                                                       -------         -------          -------         --------         --------
    Net asset value at end of year .........           $  1.00         $  1.00          $  1.00         $   1.00         $   1.00
                                                       =======         =======          =======         ========         ========

TOTAL RETURN:
    Based on net asset value per share......              4.84%           5.05%            4.88%            5.36%            4.51%

RATIOS TO AVERAGE NET ASSETS:
    Expenses................................              0.63%           0.67%            0.63%            0.60%            0.61%
    Net investment income...................              4.71%           4.94%            4.78%            5.21%            4.46%

SUPPLEMENTAL DATA:
    Net assets at end of year ..............    $3,727,990,170  $3,164,537,551   $2,545,532,365   $2,386,681,216   $1,472,079,739
      Number of shares outstanding at
        end of year.........................     3,727,906,079   3,164,529,071    2,545,523,885    2,386,684,392    1,472,077,488

TREASURY SERIES
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
------------------------------------------------------------------------------------------------------------------------------------

                                                                           FOR THE YEARS ENDED MARCH 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                    1999             1998             1997             1996             1995
                                                    ----             ----             ----             ----             ----
PER SHARE OPERATING PERFORMANCE:
  Net asset value at beginning of year ....      $   1.00          $  1.00        $    1.00      $      1.00       $     1.00
                                                 --------          -------        ---------      -----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ...................        0.0427           0.0464           0.0453           0.0494           0.0411

LESS DISTRIBUTIONS:
  Dividends from net investment income ....       (0.0427)         (0.0464)         (0.0453)         (0.0494)         (0.0411)
  Net asset value at end of year ..........      $   1.00          $  1.00        $    1.00      $      1.00       $     1.00
                                                 ========          =======        =========      ===========       ==========
TOTAL RETURN:
  Based on net asset value per share ......          4.35%            4.74%           4.63%             5.05%            4.19%

RATIOS TO AVERAGE NET ASSETS:
  Expenses ................................          0.58%            0.59%           0.61%             0.58%           0.55%(1)
  Net investment income ...................          4.26%            4.65%           4.54%             4.94%           4.09%(2)

SUPPLEMENTAL DATA:
  Net assets at end of year ...............  $816,700,318     $798,426,658     $678,444,803     $666,814,158     $512,167,212
  Number of shares outstanding at end of
  year ....................................   816,622,190      798,354,129      678,391,386      666,762,028      512,162,864

---------------
(1) Ratio of expenses to average daily net assets prior to partial fee waiver was 0.56% for the fiscal year ended March 31, 1995.
(2) Ratio of net investment income to average daily net assets prior to partial fee waiver was 4.08% for the year ended March 31, 1995.

TAX-FREE SERIES
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
------------------------------------------------------------------------------------------------------------------------------------
                                                                           FOR THE YEARS ENDED MARCH 31,
------------------------------------------------------------------------------------------------------------------------------------

                                                  1999              1998              1997             1996             1995
                                                  ----              ----              ----             ----             ----
PER SHARE OPERATING PERFORMANCE:
  Net asset value at beginning of
  year...............................        $       1.00      $       1.00       $     1.00       $      1.00     $       1.00
                                             ------------      -----------        -----------      -----------     ------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income..............              0.0277            0.0306           0.0286            0.0318           0.0271

LESS DISTRIBUTIONS:
  Dividends from net investment
  income.............................             (0.0277)          (0.0306)         (0.0286)          (0.0318)         (0.0271)
  Net asset value at end of year.....       $        1.00      $       1.00       $     1.00       $      1.00      $      1.00
                                            =============      ============       ===========      ===========      ===========
TOTAL RETURN:
  Based on net asset value per
  share..............................                2.81%             3.10%            2.90%             3.23%            2.75%

RATIOS TO AVERAGE NET ASSETS:
  Expenses...........................                0.58%             0.60%            0.62%             0.60%            0.57%
  Net investment income..............                2.74%             3.05%            2.86%             3.16%            2.74%

SUPPLEMENTAL DATA:
  Net assets at end of year..........      $1,047,391,315      $841,184,924     $647,212,025      $571,507,000     $475,384,229
  Number of shares outstanding at end of
  year...............................       1,047,493,739       841,258,030      647,283,274       571,593,265      475,474,913

                               Investment Advisor
                        INVESTMENT COMPANY CAPITAL CORP.
                                One South Street
                            Baltimore, Maryland 21202




  Independent Auditors                                  Distributor
PRICEWATERHOUSECOOPERS LLP                          ICC DISTRIBUTORS, INC.
  250 West Pratt Street                              Two Portland Square
Baltimore, Maryland  21201                          Portland, Maine 04101


      Transfer Agent                                     Fund Counsel
INVESTMENT COMPANY CAPITAL CORP.                  MORGAN, LEWIS & BOCKIUS LLP
     One South Street                                  1701 Market Street
  Baltimore, Maryland  21202                    Philadelphia, Pennsylvania 19103
     1-800-553-8080



                                    Custodian
                              BANKERS TRUST COMPANY
                               130 Liberty Street
                            New York, New York 10006

                                 BT ALEX. BROWN
                                  CASH RESERVE
                                   FUND, INC.

--------------------------------------------------------------------------------
         You may obtain the following additional information about the Fund, free of charge, from your securities dealer or servicing agent or by calling
(800) 553-8080:

o A statement of additional information (SAI) about the Fund that is incorporated by reference into the prospectus.

o The Fund's most recent annual report containing detailed financial information and a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

         In addition you may review information about the Fund (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. (Call 1-800-SEC-0330 to find out about the operation of the Public Reference Room.) The Commission's Internet site at http://www.sec.gov has reports and other information about the Fund. You may get copies of this information by writing the Public Reference Section of the Commission, Washington, D.C. 20549-5009. You will be charged for duplicating fees.

         For other shareholder inquiries, contact the Transfer Agent at (800) 553-8080. For Fund information, call (800) 553-8080 or your securities dealer or servicing agent.

                                        Investment Company Act File No. 811-3196
--------------------------------------------------------------------------------

BT ALEX. BROWN
CASH RESERVE
FUND, INC.

PRIME SERIES
TREASURY SERIES
TAX-FREE SERIES


PROSPECTUS

AUGUST 1, 1999





[BT ALEX. BROWN LOGO]

BT ALEX. BROWN CASH RESERVE FUND, INC.
INSTITUTIONAL SHARES
P.O. Box 17250
Baltimore, Maryland  21203


This mutual fund (the "Fund") is a money market fund designed for businesses, institutions and fiduciaries which seek as high a level of current income (tax-exempt current income in the case of the Tax-Free Series) as is consistent with preservation of capital and liquidity.

The Fund offers three Series of shares:
O        PRIME SERIES
O        TREASURY SERIES
O        TAX-FREE SERIES

The Fund offers shares through securities dealers and financial institutions that act as shareholder servicing agents. This Prospectus describes the BT Alex. Brown Cash Reserve Institutional Shares of each of the above Series.

                                TABLE OF CONTENTS
                                                                            Page
                                                                            ----

Investment Summary.............................................................2
Additional Information.........................................................7
The Fund's Net Asset Value.....................................................8
How to Buy Shares..............................................................8
How to Redeem Shares...........................................................9
Dividends and Taxes............................................................9
Investment Advisor............................................................10
Financial Highlights..........................................................11


THE SECURITIES AND EXCHANGE COMMISSION HAS NEITHER APPROVED NOR DISAPPROVED THESE SECURITIES NOR HAS IT PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                        PROSPECTUS DATED: August 1, 1999

INVESTMENT SUMMARY: PRIME SERIES

INVESTMENT OBJECTIVE AND STRATEGIES

         The investment objective of the Prime Series is to seek as high a level of current income as is consistent with preservation of capital and liquidity. To achieve this objective, the Prime Series invests in high quality, short-term money market instruments. These instruments include certificates of deposit, bankers' acceptances, commercial paper, variable amount demand notes, U.S. Treasury obligations and repurchase agreements. An instrument is considered to be high quality if it is rated in one of the two highest rating categories by either Moody's Investors Service, Inc. or Standard and Poor's Ratings Group or, if unrated, is of comparable quality as determined by the Advisor.

         The Advisor also attempts to achieve the Prime Series' objective by limiting investments to securities with maturities of 397 days or less and by maintaining an average maturity of 90 days or less. The Advisor actively adjusts the average maturity of the Prime Series in response to its outlook for interest rates and the economy.

         The Advisor strictly limits exposure to any one issue.

RISK PROFILE

         The Prime Series is suitable for you if you want to receive income from your investment while minimizing the risk of loss of principal and maintaining its liquidity. An investment in the Prime Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Advisor attempts to maintain a $1.00 per share price, it is possible that you may lose money by investing in the Prime Series. Risks of the Prime Series include:

         Interest Rate Risk. The primary risk of the Prime Series is interest rate risk. The Series' yield can be expected to decline during periods of falling interest rates.

         Credit Risk. It is possible that the credit rating of securities in the Prime Series' investment portfolio could be downgraded or that a security could go into default.

         Style Risk. There can be no guarantee that the Advisor's judgment about the attractiveness, relative value or potential return of a security will be correct.

--------------------------------------------------------------------------------
                                  PRIME SERIES

                          FOR YEARS ENDED DECEMBER 31,

6.00%  5.98%                               5.78%

5.00%                                                5.19%   5.26%    5.25%

4.00%            3.60%             4.13%

3.00%                    2.97%

2.00%

1.00%

0.00%
       1991     1992     1993      1994    1995      1996     1997     1998
--------------------------------------------------------------------------------


     *For the period from December 31, 1998 through June 30, 1999, the year-to-date return for the Prime Series was ____%.

     During the 8-year period shown in the bar chart, the highest return for a quarter was 1.68% (quarter ended 3/31/91) and the lowest return for a quarter was 0.72% (quarter ended 6/30/93).

Average Annual Total Return (for periods ended December 31, 1998)


--------------------------------------------------------------------------------
                                                                Prime Series(1)
--------------------------------------------------------------------------------
Past One Year..............................................        5.25%
--------------------------------------------------------------------------------
Past Five Years............................................        5.12%
--------------------------------------------------------------------------------
Since Inception............................................    5.05% (6/4/90)
--------------------------------------------------------------------------------
------------
(1) These figures assume the reinvestment of dividends and capital gains distributions.

    The Prime Institutional Shares' current yield for the 7 day period ending December 31, 1998 was _____%. You may obtain the current 7 day yield of the Prime Series by calling 1-800-553-8080.


FEES AND EXPENSES

         This table describes the fees and expenses that you may pay if you buy and hold Shares.

SHAREHOLDER TRANSACTION EXPENSES  (fees paid directly from your investment):                PRIME SERIES
                                                                                            ------------
Maximum Sales Charge (Load) Imposed on Purchases.......................................         None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends............................         None
Maximum Deferred Sales Charge (Load)...................................................         None
Redemption Fee ........................................................................         None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets):
Management Fees .......................................................................         0.26%
Distribution and/or Service (12b-1) Fees...............................................         None
Other Expenses ........................................................................         0.11%
                                                                                                -----
Total Annual Fund Operating Expenses...................................................         0.37%
                                                                                                =====


EXAMPLE:

         This Example is intended to help you compare the cost of investing in the Prime Series with the cost of investing in other mutual funds.

         The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                                      1 year    3 years    5 years    10 years
                                      ------    -------    -------    --------
Prime Series...........                $38        $119      $208       $468

INVESTMENT SUMMARY-TREASURY SERIES

INVESTMENT OBJECTIVE AND STRATEGIES

         The investment objective of the Treasury Series is to seek as high a level of current income as is consistent with preservation of capital and liquidity. To achieve this objective, the Treasury Series invests in securities issued by the U.S. Treasury. While the Series may, to a limited extent, invest in repurchase agreements, the Advisor expects that 100% of the Series will be invested in U.S. Treasury securities.

         The Advisor also attempts to achieve the Treasury Series' objective by limiting investments to securities with maturities of 397 days or less and by maintaining an average maturity of 90 days or less. The Advisor actively adjusts the average maturity of the Treasury Series in response to its outlook for interest rates and the economy.

         The Advisor strictly limits exposure to any one issue.

RISK PROFILE

         The Treasury Series is suitable for you if you want to receive income from your investment while minimizing the risk of loss of principal and maintaining its liquidity. An investment in the Treasury Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Advisor attempts to maintain a $1.00 per share price, it is possible that you may lose money by investing in the Treasury Series. Risks of the Treasury Series include:

         Interest Rate Risk. The primary risk of the Treasury Series is interest rate risk. The Series' yield can be expected to decline during periods of falling interest rates. The yield on U.S. Treasury securities is generally less than the yields on other taxable investments.





--------------------------------------------------------------------------------
                               TREASURY SERIES

                          FOR YEARS ENDED DECEMBER 31,



6.00%   5.80%                               5.48%

5.00%                                               4.97%    4.97%    4.84%

4.00%            3.50%              3.85%

3.00%                    2.85%

2.00%

1.00%

0.00%
        1991     1992    1993       1994    1995     1996     1997     1998
--------------------------------------------------------------------------------


         *For the period from December 31, 1998 through June 30, 1999, the year-to-date return for the Treasury Series was ___%.

         During the 8-year period shown in the bar chart, the highest return for a quarter was 1.62% (quarter ended 3/31/91) and the lowest return for a quarter was 0.69% (quarter ended 6/30/93).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 1998)



--------------------------------------------------------------------------------
                                                              Treasury Series(1)
--------------------------------------------------------------------------------
Past One Year......................................                4.84%
--------------------------------------------------------------------------------
Past Five Years....................................                4.82%
--------------------------------------------------------------------------------
Since Inception....................................            4.80% (6/4/90)
--------------------------------------------------------------------------------
------------
(1) These figures assume the reinvestment of dividends and capital gains distributions.

The Institutional Treasury Shares' current yield for the 7 day period ending December 31, 1998 was ____%. You may obtain the current 7 day yield of the Treasury Series by calling 1-800-553-8080.


FEES AND EXPENSES

         This table describes the fees and expenses that you may pay if you buy and hold Shares.

SHAREHOLDER TRANSACTION EXPENSES  (fees paid directly from your investment):                  TREASURY
                                                                                               SERIES
                                                                                               ------
Maximum Sales Charge (Load) Imposed on Purchases........................................        None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends.............................        None
Maximum Deferred Sales Charge (Load)....................................................        None
Redemption Fee .........................................................................        None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets):
Management Fees ........................................................................        0.24%
Distribution and/or Service (12b-1) Fees................................................        None
Other Expenses .........................................................................        0.07%
                                                                                              -------
Total Annual Fund Operating Expenses....................................................        0.31%
Less Fee Waivers........................................................................      (0.05)%*
                                                                                              -------
Net Expenses............................................................................        0.26%

-----------
* The Advisor has contractually agreed to waive its fee for the Treasury Series by 0.05%. This agreement will continue until July 31, 2000 and may be extended.

EXAMPLE:

         This Example is intended to help you compare the cost of investing in the Treasury Series with the cost of investing in other mutual funds.

         The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                                        1 year    3 years    5 years    10 years
                                        ------    -------    -------    --------
Treasury Series.....................      $32       $100       $174       $393

INVESTMENT SUMMARY-TAX-FREE SERIES

INVESTMENT OBJECTIVE AND STRATEGIES

         The investment objective of the Tax-Free Series is to seek as high a level of current income exempt from federal income tax as is consistent with preservation of capital and liquidity. To achieve this objective, the Tax-Free Series invests in high quality, short-term municipal securities. These securities include municipal notes, short-term municipal bonds, industrial development bonds, and other private activity bonds. A security is considered to be high quality if it is rated in one of the two highest rating categories by either Moody's Investors Service, Inc. or Standard and Poor's Ratings Group or, if unrated, is of comparable quality as determined by the Advisor. While it is the policy of the Tax-Free Series to invest at least 80% of its assets in municipal securities, the Advisor expects that 100% of the Tax-Free Series will be so invested.

         The Advisor also attempts to achieve the Tax-Free Series' objective by limiting investments to securities with maturities of 397 days or less and by maintaining an average maturity of 90 days or less. The Advisor actively adjusts the average maturity of the Tax-Free Series in response to its outlook for interest rates and the economy.

         The Advisor strictly limits exposure to any one issue.

RISK PROFILE

         The Tax-Free Series is suitable for you if you want to receive tax-free income from your investment while minimizing the risk of loss of principal and maintaining liquidity. An investment in the Tax-Free Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Advisor attempts to maintain a $1.00 per share price, it is possible that you may lose money by investing in the Tax-Free Series. Risks of the Tax-Free Series include:

         Interest Rate Risk. The primary risk of the Tax-Free Series is interest rate risk. The Series' yield can be expected to decline during periods of falling interest rates.

         Credit Risk. It is possible that the credit rating of securities in the Tax-Free Series' investment portfolio could be downgraded or that a security could go into default.

         Style Risk. There can be no guarantee that the Advisor's judgment about the attractiveness, relative value or potential return of a security will be correct.


         Special Tax Features. To the extent that the Tax-Free Series invests in taxable securities, a portion of its income would be taxable.

--------------------------------------------------------------------------------
                                 TAX-FREE SERIES

                       FOR THE YEAR ENDED DECEMBER 31,1998


3.50%                                 3.18%

3.00%

2.50%

2.00%

1.50%

1.00%

0.50%

0.00%

--------------------------------------------------------------------------------

                  *For the period from December 31, 1998 through June 30, 1999, the year-to-date return for the Tax-Free Series was ___%.

         During the 1-year period shown in the bar chart, the highest return for a quarter was 0.84% (quarter ended 6/30/98) and the lowest return for a quarter was 0.76% (quarters ended 3/31/98 and 12/31/98).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 1998)

--------------------------------------------------------------------------------
                                                              Tax-Free Series(1)
--------------------------------------------------------------------------------
Past One Year................................................        3.18%
--------------------------------------------------------------------------------
Since Inception..............................................   3.71% (6/1/97)
--------------------------------------------------------------------------------
------------
(1) These figures assume the reinvestment of dividends and capital gains distributions.

The Institutional Tax-Free Shares' current yield for the 7 day period ending December 31, 1998 was ____%. The Institutional Tax-Free Shares' taxable-equivalent yield for the 7 day period ending December 31, 1998 was ____%. You may obtain the current 7-day yield of the Tax-Free Series by calling 1-800-553-8080.


FEES AND EXPENSES

         This table describes the fees and expenses that you may pay if you buy and hold Shares.

SHAREHOLDER TRANSACTION EXPENSES  (fees paid directly from your investment):                 TAX-FREE SERIES
                                                                                             ---------------
Maximum Sales Charge (Load) Imposed on Purchases........................................          None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends.............................          None
Maximum Deferred Sales Charge (Load)....................................................          None
Redemption Fee .........................................................................          None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets):
Management Fees ........................................................................          0.27%
Distribution and/or Service (12b-1) Fees................................................          None
Other Expenses .........................................................................          0.09%
                                                                                                  -----
Total Annual Fund Operating Expenses....................................................          0.36%
                                                                                                  =====


EXAMPLE:

         This Example is intended to help you compare the cost of investing in the Tax-Free Series with the cost of investing in other mutual funds.

         The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                                     1 year     3 years     5 years     10 years
                                     ------     -------     -------     --------
Tax-Free Series.................      $37        $116        $202         $456


ADDITIONAL INFORMATION

YEAR 2000 ISSUES

         The Fund depends on the smooth functioning of computer systems in almost every aspect of its business. The Fund could be adversely affected if the computer systems used by its service providers do not properly process dates on and after January 1, 2000 and distinguish between the year 2000 and the year 1900. The Fund has asked its service providers whether they expect to have their computer systems adjusted for the year 2000 transition, and has received assurances from each that its system is expected to accommodate the year 2000 without material adverse consequences to the Fund. The Fund and its shareholders may experience losses if these assurances prove to be incorrect or if issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others, with which the Fund does business experience difficulties as a result of year 2000 issues.


THE FUND'S NET ASSET VALUE

         The price you pay when you buy shares or receive when you redeem shares is based on the Fund's net asset value per share.

         The net asset values per share of the Treasury Series and the Tax-Free Series are determined on each business day as of 11:00 a.m. (Eastern Time). The net asset value of the Prime Series is determined on each business day as of 12:00 noon (Eastern Time).

         The Fund uses the amortized cost method of valuing portfolio securities and rounds the per share net asset value of each Series to the nearest whole cent. As a result, it is anticipated that the net asset value of each Series will remain constant at $1.00 per share. There can be no assurance, however, that this will always be the case.

         You may buy or redeem shares on any day on which both the New York Stock Exchange and the Fund's custodian are open for business (a "Business Day"). If your order is entered before the Series' net asset value per share is determined for that day, the price you pay or receive will be based on that day's net asset value per share. If your order is entered after the Series' net asset value per share is determined for that day, the price you pay or receive will be based on the next Business Day's net asset value per share.

         The following sections describe how to buy and redeem shares.


HOW TO BUY SHARES

         You may buy any Series of the Fund's shares through your securities dealer or through any financial institution that is authorized to act as a shareholder servicing agent. Contact them for details on how to enter and pay for your order.

         Your purchase order may not be accepted if the sale of Fund shares has been suspended or if it is determined that your purchase would be detrimental to the interests of the Fund's shareholders.

INVESTMENT MINIMUMS

         Your initial investment in any Series must be at least $1,000,000. The following are exceptions to this minimum:

         o There is no minimum initial investment for investment advisory affiliates of BT Alex. Brown Incorporated.

         o There is no minimum investment for subsequent purchases in the same Series.

PURCHASE PRICE

         The price you pay to buy shares will be the Fund's net asset value per share.

INVESTING REGULARLY

         You may make regular investments in the Fund through either of the following methods. Contact your securities dealer or your servicing agent if you wish to enroll in either of these programs or if you need any additional information.

         Automatic Investment and Redemption Program. Your securities dealer or servicing agent may have established a special procedure to automatically invest proceeds from the sale of securities and other credit balances in your account in shares of the Series you have selected and to redeem shares of the Series you own to pay for securities purchases. Contact your securities dealer or servicing agent for details.

         Dividend Reinvestment Plan. Unless you elect otherwise, all distributions will be reinvested in additional shares of the Series you own at net asset value. If you prefer to receive your distributions in cash, notify your securities dealer or your servicing agent at least five days before the date on which the next distribution will be paid. If you have redeemed all your shares of a Series, your dividend will be paid in cash.

HOW TO REDEEM SHARES

         You may redeem any class of the Fund's shares through your securities dealer or servicing agent. Contact them for details on how to enter your order and for information as to how you will be paid.

         Your securities dealer or your servicing agent may require the following documents before they redeem your shares:

1) A letter of instructions specifying your account number and the number of shares or dollar amount you wish to redeem. The letter must be signed by all owners of the shares exactly as their names appear on the account.

2) A guarantee of your signature. You can obtain one from most banks or securities dealers.

3) Any additional documents that may be required if your account is in the name of a corporation, partnership, trust or fiduciary.

REDEMPTION PRICE

         The price you receive when you redeem shares will be the net asset value of the Series you are redeeming.

OTHER REDEMPTION INFORMATION

         Automatic Investment and Redemption Program. Your securities dealer or servicing agent may have established a special procedure to automatically invest proceeds from the sale of securities and other credit balances in your account in shares of the Series you have selected and to redeem shares of the Series you own to pay for securities purchases. Contact your securities dealer or servicing agent for details.

         Other Information. Any dividends payable on shares you redeem will be paid on the next dividend payment date.

         If you redeem sufficient shares to reduce your investment in a Series to $500 or less, the Fund has the power to redeem the remaining shares after giving you 60 days' notice. The Fund reserves the right to redeem shares in kind under certain circumstances.


DIVIDENDS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

         All of the net income earned on each Series is normally declared as dividends daily to the respective shareholders of record of such shares. Dividends on each Series are normally payable on the first day that a purchase or exchange order is effective but not on the date that a redemption order is effective. Dividends are declared daily and reinvested monthly in the form of additional full and fractional shares of the same Series at net asset value per share, unless you have elected to have dividends paid in cash.

TAXES

         The following summary is based on current tax laws, which may change.

         The Fund will distribute substantially all of its income and capital gains. The dividends and distributions you receive are subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from the Fund may be taxable whether or not you reinvest them. Each sale or exchange of the Fund's shares is a taxable event.

             The Tax-Free Series intends to distribute income exempt from federal income tax. This income may, however, be subject to state and local tax. The Tax-Free Series may invest a portion of its assets in securities that generate taxable income for federal or state income tax purposes. Any capital gains distributed by the Series may be taxable.

             More information about taxes is in the Statement of Additional Information. Please contact your tax advisor regarding your specific questions about federal, state and local income taxes.

INVESTMENT ADVISOR

         Investment Company Capital Corp. ("ICC" or the "Advisor") is the Fund's investment advisor. ICC supervises and manages the Fund's operations and generally provides management and administrative services for the Fund. ICC is also the investment advisor to other mutual funds in the Flag Investors family of funds. These funds, together with the Fund, had approximately $___ billion of net assets as of June 30, 1999.

         As compensation for its services for the fiscal year ended March 31, 1999, ICC received from the Fund a fee equal to 0.26% of the Prime Series' average daily net assets, 0.24% of the Treasury Series' average daily net assets and 0.27% of the Tax-Free Series' average daily net assets. ICC may, from time to time, voluntarily waive a portion of its advisory fee with respect to any Series to preserve or enhance the performance of the Series. ICC has contractually agreed to waive its fee for the Treasury Series by 0.05%.
This agreement will continue until July 31, 2000 and may be extended.


         The Advisor is an indirect subsidiary of Bankers Trust Corporation. On [date], Bankers Trust Corporation merged with and into a subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail and commercial banking, investment banking and insurance. Because Deutsche Bank AG, as ICC's new parent company, controls its operations as investment advisor, the Fund's shareholders will be asked to approve a new investment advisory agreement between ICC and the Fund. A Special Meeting of Shareholders will be held for this purpose. ICC believes that, under this new arrangement, the services provided to the Fund will be maintained at their current level.

         On March 11, 1999, Bankers Trust Company ("Bankers Trust"), a separate subsidiary of Bankers Trust Corporation, announced that it had reached an agreement with the United States Attorney's Office in the Southern District of New York to resolve an investigation concerning inappropriate transfers of unclaimed funds and related record-keeping problems that occurred between 1994 and early 1996. ICC became a subsidiary of Bankers Trust Corporation in a merger that occurred after these events took place. Pursuant to its agreement with the U.S. Attorney's Office, Bankers Trust pleaded guilty to misstating entries in the bank's books and records and agreed to pay a $60 million fine to federal authorities. Separately, Bankers Trust agreed to pay a $3.5 million fine to the State of New York. The events leading up to the guilty pleas did not arise out of the investment advisory or mutual fund management activities of Bankers Trust or its affiliates.

         As a result of the plea, absent an order from the SEC, ICC may not be able to continue to provide investment advisory services to the Fund. The SEC has granted a temporary order to permit Bankers Trust and its affiliates to continue to provide investment advisory services to registered investment companies. There is no assurance that the SEC will grant a permanent order.

FINANCIAL HIGHLIGHTS

         The financial highlights table is intended to help you understand the Fund's financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available upon request.

PRIME INSTITUTIONAL SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                          FOR THE YEARS ENDED MARCH 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                         1999           1998           1997           1996           1995
PER SHARE OPERATING PERFORMANCE:
    Net asset value at beginning of year....           $  1.00       $   1.00         $  1.00       $   1.00        $  1.00
                                                       -------       --------         -------       --------        -------

INCOME FROM INVESTMENT OPERATIONS:
    Net investment income...................            0.0499         0.0519          0.0503         0.0548         0.0472

LESS DISTRIBUTIONS:
    Dividends from net investment income....           (0.0499)     (0.0519)          (0.0503)       (0.0548)      (0.0472)
    Net asset value at end of year .........            $ 1.00         $ 1.00         $  1.00        $  1.00       $   1.00
                                                        =======        =======        =======        ========      ========

TOTAL RETURN:
    Based on net asset value per share......              5.11%          5.31%           5.15%          5.62%          4.82%

RATIOS TO AVERAGE NET ASSETS:
    Expenses................................              0.36%          0.42%           0.38%          0.35%          0.36%
    Net investment income...................              4.98%          5.22%           5.04%          5.32%          4.57%

SUPPLEMENTAL DATA:
    Net assets at end of year ..............          $388,447,492    $317,971,693    $117,812,047    $53,699,315   $11,904,716
    Number of shares outstanding at end of year        388,440,636     317,971,413     117,811,768     53,699,535    11,904,663

TREASURY INSTITUTIONAL SHARES
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                 FOR THE YEARS ENDED MARCH 31,
------------------------------------------------------------------------------------------------------------------------------------


                                            1999              1998             1997             1996             1995
                                            ----              ----             ----             ----             ----
PER SHARE OPERATING PERFORMANCE:
  Net asset value at beginning of year    $    1.00           $  1.00            $  1.00        $  1.00          $  1.00
                                          ---------       ------------       ------------   ------------    -------------
Income from Investment Operations:
  Net investment income..............        0.0453            0.0489             0.0481         0.0523           0.0438
LESS DISTRIBUTIONS:
  Dividends from net investment income      (0.0453)          (0.0489)           (0.0481)       (0.0523)         (0.0438)
  Net asset value at end of year.....     $    1.00           $  1.00            $  1.00        $  1.00          $  1.00
                                          ==========     ============       ===========    ============     =============
TOTAL RETURN:
  Based on net asset value per share.         4.63%             5.00%              4.92%          5.36%            4.47%
RATIOS TO AVERAGE NET ASSETS:
  Expenses...........................         0.33%             0.34%              0.33%          0.33%            0.30%(1)
  Net investment income..............         4.54%             4.91%              4.81%          5.12%            4.15%(2)
SUPPLEMENTAL DATA:
  Net assets at end of year..........     $122,562,501      $98,780,023        $61,208,770    $51,822,757      $14,051,995
  Number of shares outstanding at end of
   year..............................      122,561,713       98,768,925         61,199,345     51,823,226       14,046,467

------------
(1) Ratio of expenses to average daily net assets prior to partial fee waiver was 0.31% for the year ended March 31, 1995.

(2) Ratio of net investment income to average daily net assets prior to partial fee waiver was 4.14% for the year ended March 31, 1995.

TAX-FREE INSTITUTIONAL SHARES
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                                               FOR THE PERIOD JUNE
                                                                         FOR THE YEAR ENDED     2, 1997(1) THROUGH
                                                                             MARCH 31,              MARCH 31,
                                                                                1999                   1998
                                                                                ----                   ----
                                                                       ----------------------  --------------------

PER SHARE OPERATING PERFORMANCE:
  Net asset value at beginning of period..............................         $ 1.00                 $ 1.00
                                                                               ------                 ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income...............................................         0.0303                 0.0273

LESS DISTRIBUTIONS:
  Dividends from net investment income and short-term gains...........        (0.0303)               (0.0273)

  Net asset value at end of year......................................         $ 1.00                 $ 1.00
                                                                              =======                =======
TOTAL RETURN:
  Based on net asset value per share..................................         3.07%                   2.76%

RATIOS TO AVERAGE NET ASSETS:
  Expenses............................................................         0.33%                  0.35%(2)
  Net investment income...............................................         3.03%                  3.29%(2)

SUPPLEMENTAL DATA:
  Net assets at end of period.........................................      $84,599,738             $76,682,752
  Number of shares outstanding at end of period.......................       84,607,371             76,682,889

------------
(1)    Commencement of operations.
(2)    Annualized.

                               Investment Advisor
                        INVESTMENT COMPANY CAPITAL CORP.
                                One South Street
                            Baltimore, Maryland 21202




   Independent Auditors                                     Distributor
PRICEWATERHOUSECOOPERS LLP                            ICC DISTRIBUTORS, INC.
250 West Pratt Street                                  Two Portland Square
Baltimore, Maryland  21201                            Portland, Maine 04101


       Transfer Agent                                     Fund Counsel
INVESTMENT COMPANY CAPITAL CORP.                   MORGAN, LEWIS & BOCKIUS LLP
    One South Street                                   1701 Market Street
   Baltimore, Maryland  21202                   Philadelphia, Pennsylvania 19103
      1-800-553-8080



                                    Custodian
                              BANKERS TRUST COMPANY
                               130 Liberty Street
                            New York, New York 10006

BT ALEX. BROWN
CASH RESERVE
FUND, INC.

--------------------------------------------------------------------------------
         You may obtain the following additional information about the Fund, free of charge, from your securities dealer or servicing agent or by calling
(800) 553-8080:

          o A statement of additional information (SAI) about the Fund that is incorporated by reference into the prospectus.

          o The Fund's most recent annual report containing detailed financial information and a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

         In addition you may review information about the Fund (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. (Call 1-800-SEC-0330 to find out about the operation of the Public Reference Room.) The Commission's Internet site at http://www.sec.gov has reports and other information about the Fund. You may get copies of this information by writing the Public Reference Section of the Commission, Washington, D.C. 20549-5009. You will be charged for duplicating fees.

         For other shareholder inquiries, contact the Transfer Agent at (800) 553-8080. For Fund information, call (800)553-8080 or your securities dealer or servicing agent.

                                        Investment Company Act File No. 811-3196
--------------------------------------------------------------------------------

BT ALEX. BROWN
CASH RESERVE
FUND, INC.
INSTITUTIONAL SHARES

PRIME SERIES
TREASURY SERIES
TAX-FREE SERIES


PROSPECTUS

AUGUST 1, 1999





[BT ALEX. BROWN LOGO]

QUALITY CASH RESERVE PRIME SHARES
(A Class of the Prime Series of BT Alex. Brown Cash Reserve Fund, Inc.) P.O. Box 17250
Baltimore, Maryland  21203


The Prime Series of BT Alex. Brown Cash Reserve Fund, Inc. (the "Fund") is a money market fund designed to seek as high a level of current income as is consistent with preservation of capital and liquidity.

The Fund offers shares exclusively through securities dealers that provide certain shareholder services. This Prospectus describes the Quality Cash Reserve Prime Shares (the "Shares") of the Fund.

                                                 TABLE OF CONTENTS
                                                                                                               Page

Investment Summary................................................................................................2
Additional Information............................................................................................3
The Fund's Net Asset Value........................................................................................4
How to Buy Shares.................................................................................................4
How to Redeem Shares..............................................................................................5
Distribution Plan.................................................................................................5
Dividends and Taxes...............................................................................................6
Investment Advisor................................................................................................6
Financial Highlights..............................................................................................7


         THE SECURITIES AND EXCHANGE COMMISSION HAS NEITHER APPROVED NOR DISAPPROVED THESE SECURITIES NOR HAS IT PASSED UPON THE ADEQUACY OF THIS
      PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                        PROSPECTUS DATED: August 1, 1999

INVESTMENT SUMMARY

OBJECTIVE AND STRATEGIES

         The investment objective of the Fund is to seek as high a level of current income as is consistent with preservation of capital and liquidity. To achieve this objective, the Fund invests in high quality, short-term money market instruments. These instruments include certificates of deposit, bankers' acceptances, commercial paper, variable amount demand notes, U.S. Treasury obligations and repurchase agreements. An instrument is considered to be high quality if it is rated in one of the two highest rating categories by either Moody's Investors Service, Inc. or Standard and Poor's Ratings Group or, if unrated, is of comparable quality as determined by the Advisor.

         The Advisor also attempts to achieve the Fund's objective by limiting investments to securities with maturities of 397 days or less and by maintaining an average maturity of 90 days or less. The Advisor actively adjusts the average maturity of the Fund in response to its outlook for interest rates and the economy.

         The Advisor strictly limits exposure to any one issue.

RISK PROFILE

         The Fund is suitable for you if you want to receive income from your investment while minimizing the risk of loss of principal and maintaining its liquidity. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Advisor attempts to maintain a $1.00 per share price, it is possible that you may lose money by investing in the Fund. Risks of the Fund include:

         Interest Rate Risk. The primary risk of the Fund is interest rate risk. The Fund's yield can be expected to decline during periods of falling interest rates.

         Credit Risk. It is possible that the credit rating of securities in the Fund's investment portfolio could be downgraded or that a security could go into default.

         Style Risk. There can be no guarantee that the Advisor's judgment about the attractiveness, relative value or potential return of a security will be correct.

                       QUALITY CASH RESERVE PRIME SHARES
                        FOR THE YEARS ENDED DECEMBER 31,

                                 1992      2.86%
                                 1993      2.19%
                                 1994      3.36%
                                 1995      5.16%
                                 1996      4.64%
                                 1997      4.70%
                                 1998      4.69%

                                [GRAPHIC OMITTED]

* For the period from December 31, 1998 through June 30, 1999, the year-to-date return for the Prime Series was ___%.

         During the 7-year period shown in the bar chart, the highest return for a quarter was 1.31% (quarter ended 6/30/95) and the lowest return for a quarter was 0.53% (quarter ended 6/30/93).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 1998)



--------------------------------------------------------------------------------
                                                  Quality Cash Reserve Shares(1)
--------------------------------------------------------------------------------
Past One Year..................................               4.69%
--------------------------------------------------------------------------------
Past Five Years................................               4.51%
--------------------------------------------------------------------------------
Since Inception................................          4.01% (5/6/91)
--------------------------------------------------------------------------------

(1) These figures assume the reinvestment of dividends and capital gains distributions.

         The Quality Cash Reserve Prime Shares' current yield for the 7 day period ending December 31, 1998 was __%. You may obtain the current 7 day yield of the Prime Series by calling 1-800-553-8080.


FEES AND EXPENSES OF THE FUND

         This table describes the fees and expenses that you may pay if you buy and hold Shares.


SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment):                QUALITY CASH RESERVE
                                                                                               PRIME SHARES
                                                                                               ------------
Maximum Sales Charge (Load) Imposed on Purchases......................................             None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends...........................             None
Maximum Deferred Sales Charge (Load)..................................................             None
Redemption Fee .......................................................................             None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets):
Management Fees ......................................................................            0.26%
Distribution and/or Service (12b-1) Fees..............................................            0.60%
Other Expenses........................................................................            0.11%
                                                                                                  -----
Total Annual Fund Operating Expenses .................................................            0.97%
                                                                                                  =====

EXAMPLE:

         This Example is intended to help you compare the cost of investing in Shares with the cost of investing in other mutual funds.

         The Example assumes that you invest $10,000 in Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                                                     1 year           3 years           5 years          10 years
                                                     ------           -------           -------          --------
Quality Cash Reserve Prime Shares..............        $99             $309              $536             $1,190


ADDITIONAL INFORMATION

YEAR 2000 ISSUES

         The Fund depends on the smooth functioning of computer systems in almost every aspect of its business. The Fund could be adversely affected if the computer systems used by its service providers do not properly process dates on and after

January 1, 2000 and distinguish between the year 2000 and the year 1900. The Fund has asked its service providers whether they expect to have their computer systems adjusted for the year 2000 transition, and has received assurances from each that its system is expected to accommodate the year 2000 without material adverse consequences to the Fund. The Fund and its shareholders may experience losses if these assurances prove to be incorrect or if issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others, with which the Fund does business experience difficulties as a result of year 2000 issues.


THE FUND'S NET ASSET VALUE

         The price you pay when you buy shares or receive when you redeem shares is based on the Fund's net asset value per share.

         The net asset value per share of the Fund is determined on each business day as of 12:00 noon (Eastern Time). The Fund uses the amortized cost method of valuing portfolio securities and rounds its per share net asset value to the nearest whole cent. As a result, it is anticipated that its net asset value will remain constant at $1.00 per share. There can be no assurance, however, that this will always be the case.

         You may buy or redeem Shares on any day on which both the New York Stock Exchange and the Fund's custodian are open for business (a "Business Day"). If your order is entered before the Fund's net asset value per share is determined for that day, the price you pay or receive will be based on that day's net asset value per share. If your order is entered after the Fund's net asset value per share is determined for that day, the price you pay or receive will be based on the next Business Day's net asset value per share.

         The following sections describe how to buy and redeem Shares.


HOW TO BUY SHARES

         You may buy Shares through your securities dealer or through any financial institution that is authorized to act as a shareholder servicing agent. Contact them for details on how to enter and pay for your order.

         Your purchase order may not be accepted if the sale of Shares has been suspended or if it is determined that your purchase would be detrimental to the interests of the Fund's shareholders.

INVESTMENT MINIMUMS

         Your initial investment must be at least $1,500. Subsequent investments must be at least $100. There is no minimum investment requirement if you are buying Shares through your securities dealer's program for automatic investments and redemptions.

PURCHASE PRICE

   The price you pay to buy Shares will be the Fund's net asset value per share.

INVESTING REGULARLY

         You may make regular investments in the Fund through either of the following methods. Contact your securities dealer or servicing agent if you wish to enroll in either of these programs or if you need any additional information.

         Automatic Investment and Redemption Program. Your securities dealer or servicing agent may have established a special procedure to automatically invest proceeds from the sale of securities and other credit balances in your account in Shares and to redeem Shares you own to pay for securities purchases. Contact your securities dealer or servicing agent for details.

         Dividend Reinvestment Plan. Unless you elect otherwise, all distributions will be reinvested in additional Shares at net asset value. If you prefer to receive your distributions in cash, notify your securities dealer or your servicing agent at least five days before the date on which the next distribution will be paid. If you have redeemed all of your Shares, your dividend will be paid in cash.


HOW TO REDEEM SHARES

         You may redeem Shares through your securities dealer or servicing agent. Contact them for details on how to enter your order and for information as to how you will be paid.

         Your securities dealer or your servicing agent may require the following documents before they redeem your Shares:

1) A letter of instructions specifying your account number and the number of Shares or dollar amount you wish to redeem. All owners of the Shares must sign the letter exactly as their names appear on the account.

2) A guarantee of your signature. You can obtain one from most banks or securities dealers.

(3) Any additional documents that may be required if your account is in the name of a corporation, partnership, trust or fiduciary.

OTHER REDEMPTION INFORMATION

         Automatic Investment and Redemption Program. Your securities dealer or servicing agent may have established a special procedure to automatically invest proceeds from the sale of securities and other credit balances in your account in Shares and to redeem Shares you own to pay for securities purchases. Contact your securities dealer or servicing agent for details.

         Redemption by Check. You may establish special check redemption privileges that will allow you to redeem Shares you own by writing checks in amounts of $250 or more. These checks may be cashed or deposited in the same way as ordinary bank checks. You will continue to earn dividends on your Shares until the check is presented for payment and the corresponding Shares are redeemed. Check redemption information will appear in your account with your securities dealer or servicing agent. Canceled checks will not be returned to you.

         If the amount of your check exceeds the value of the Shares you own, the check will be returned to the payee marked "non-sufficient funds." Checks written for amounts less than $250 may also be returned. The Fund, in its discretion, will honor such checks but will charge you a servicing fee of $15.

         The Fund reserves the right to terminate or alter check redemption privileges at any time, to impose a service charge, or to charge you for checks. The Fund may also charge you for returned checks and for effecting stop payment orders.

         If you are interested in establishing check redemption privileges, contact your securities dealer or servicing agent.

         Other Information. Any dividends payable on Shares you redeem will be paid on the next dividend payment date.

         If you redeem sufficient Shares to reduce your investment in the Fund to $500 or less, the Fund has the power to redeem the remaining Shares after giving you 60 days' notice. The Fund reserves the right to redeem shares in kind under certain circumstances.

         If you paid for your purchase of Shares by check, redemption of those Shares will be restricted for a period of fifteen calendar days unless you are using the proceeds to purchase other securities through your securities dealer or servicing agent.


DISTRIBUTION PLAN

         The Fund has adopted a plan under Rule 12b-1 that allows the Fund to pay your securities dealer or shareholder servicing agent distribution and other fees for the sale of its shares and for shareholder service. The Shares pay an annual distribution fee equal to 0.60% of average daily net assets. Because these fees are paid out of net assets on an on-going basis, they will, over time, increase the cost of your investment and may cost you more than paying other types of sales charges.


DIVIDENDS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

         All of the net income earned on the Fund is normally declared as dividends daily to the respective shareholders of record of the Fund. Dividends on the Fund are normally payable on the first day that a share purchase order is effective but not on the date that a redemption order is effective. Dividends are declared daily and reinvested monthly in the form of additional full and fractional shares of the Fund at net asset value, unless you have elected to have dividends paid in cash.

TAXES

         The following summary is based on current tax laws, which may change.

         The Fund will distribute substantially all of its income and capital gains. The dividends and distributions you receive are subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from the Fund may be taxable whether or not you reinvest them. Each sale or exchange of the Fund's shares is a taxable event.

         More information about taxes is in the Statement of Additional Information. Please contact your tax advisor regarding your specific questions about federal, state and local income taxes.


INVESTMENT ADVISOR

         Investment Company Capital Corp. ("ICC" or the "Advisor") is the Fund's investment advisor. ICC supervises and manages the Fund's operations and generally provides management and administrative services for the Fund. ICC is also the investment advisor to other mutual funds in the Flag Investors family of funds. These funds, together with the Fund, had approximately $___ billion of net assets as of June 30, 1999.

         As compensation for its services for the fiscal year ended March 31, 1999, ICC received from the Fund a fee equal to 0.26% of the Prime Series' average daily net assets. ICC may, from time to time, voluntarily waive a portion of its advisory fee with respect to the Prime Series to preserve or enhance the performance of such Series.

         The Advisor is an indirect subsidiary of Bankers Trust Corporation. On [date], Bankers Trust Corporation merged with and into a subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail and commercial banking, investment banking and insurance. Because Deutsche Bank AG, as ICC's new parent company, controls its operations as investment advisor, the Fund's shareholders will be asked to approve a new investment advisory agreement between ICC and the Fund. A Special Meeting of Shareholders will be held for this purpose. ICC believes that, under this new arrangement, the services provided to the Fund will be maintained at their current level.

         On March 11, 1999, Bankers Trust Company ("Bankers Trust"), a separate subsidiary of Bankers Trust Corporation, announced that it had reached an agreement with the United States Attorney's Office in the Southern District of New York to resolve an investigation concerning inappropriate transfers of unclaimed funds and related record-keeping problems that occurred between 1994 and early 1996. ICC became a subsidiary of Bankers Trust Corporation in a merger that occurred after these events took place. Pursuant to its agreement with the U.S. Attorney's Office, Bankers Trust pleaded guilty to misstating entries in the bank's books and records and agreed to pay a $60 million fine to federal authorities. Separately, Bankers Trust agreed to pay a $3.5 million fine to the State of New York. The events leading up to the guilty pleas did not arise out of the investment advisory or mutual fund management activities of Bankers Trust or its affiliates.

         As a result of the plea, absent an order from the SEC, ICC may not be able to continue to provide investment advisory services to the Fund. The SEC has granted a temporary order to permit Bankers Trust and its affiliates to continue to provide investment advisory services to registered investment companies. There is no assurance that the SEC will grant a permanent order.

FINANCIAL HIGHLIGHTS

         The financial highlights table is intended to help you understand the Fund's financial performance for the past five fiscal years. Certain information reflects financial results for a single Share. The total returns in the table represent the rate that an investor would have earned on an investment in the Shares (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available upon request.

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                                                           QUALITY CASH RESERVE PRIME SHARES
                                                                              FOR THE YEARS ENDED MARCH 31,
------------------------------------------------------------------------------------------------------------------------------------

                                                       1999           1998              1997              1996             1995
                                                       ----           ----              ----              ----             ----
PER SHARE OPERATING PERFORMANCE:
    Net asset value at beginning of year....       $     1.00     $       1.00      $       1.00      $       1.00      $      1.00
                                                   ----------     ------------      ------------      ------------      -----------

INCOME FROM INVESTMENT OPERATIONS:
    Net investment income...................           0.0444           0.0465            0.0449            0.0493           0.0402

LESS DISTRIBUTIONS:
    Dividends from net investment income....          (0.0444)         (0.0465)          (0.0449)          (0.0493)         (0.0402)
    Net asset value at end of year .........       $     1.00     $       1.00      $       1.00      $       1.00      $      1.00
                                                   ==========     ============      ============      ============      ===========

TOTAL RETURN:
    Based on net asset value per share......             4.53%            4.75%             4.59%             5.04%            4.09%

RATIOS TO AVERAGE NET ASSETS:
    Expenses................................             0.92%(1)         0.96%(1)          0.91%(1)          0.90%(1)         0.96%
    Net investment income...................             4.44%(2)         4.66%(2)          4.50%(2)          4.91%(2)         4.04%

SUPPLEMENTAL DATA:
    Net assets at end of year ..............      $81,944,555     $226,978,689      $197,370,530      $156,412,213      $94,592,158
     Number of shares outstanding at
       end of year..........................       81,938,027      226,978,007       197,369,848       156,412,393       94,591,979

------------

(1) Ratios of expenses to average net assets prior to partial fee waivers was 0.97%, 1.02%, 0.98% and 0.95% for the years ended March 31, 1999,
         1998, 1997 and 1996, respectively.

(2) Ratios of net investment income to average net assets prior to partial fee waivers was 4.39%, 4.60%, 4.43% and 4.86% for the years ended March 31, 1999, 1998, 1997 and 1996, respectively.

                               Investment Advisor
                        INVESTMENT COMPANY CAPITAL CORP.
                                One South Street
                            Baltimore, Maryland 21202





      Independent Auditors                                 Distributor
   PRICEWATERHOUSECOOPERS LLP                         ICC DISTRIBUTORS, INC.
      250 West Pratt Street                            Two Portland Square
    Baltimore, Maryland 21201                         Portland, Maine 04101


         Transfer Agent                                    Fund Counsel
INVESTMENT COMPANY CAPITAL CORP.                   MORGAN, LEWIS & BOCKIUS LLP
        One South Street                                1701 Market Street
    Baltimore, Maryland 21202                   Philadelphia, Pennsylvania 19103
         1-800-553-8080



                                    Custodian
                              BANKERS TRUST COMPANY
                               130 Liberty Street
                            New York, New York 10006

                                      BT ALEX. BROWN
                                       CASH RESERVE
                                        FUND, INC.


--------------------------------------------------------------------------------
You may obtain the following additional information about the Fund, free of charge, from your securities dealer or servicing agent or by calling (800) 553-8080:

     o A statement of additional information (SAI) about the Fund that is incorporated by reference into the prospectus.

     o The Fund's most recent annual report containing detailed financial information and a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

In addition you may review information about the Fund (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. (Call 1-800-SEC-0330 to find out about the operation of the Public Reference Room.) The Commission's Internet site at http://www.sec.gov has reports and other information about the Fund. You may get copies of this information by writing the Public Reference Section of the Commission, Washington, D.C. 20549-5009. You will be charged for duplicating fees.

For other shareholder inquiries, contact the Transfer Agent at (800) 553-8080. For Fund information, call (800) 553-8080 or your securities dealer or servicing agent.

                                        Investment Company Act File No. 811-3196
--------------------------------------------------------------------------------

QUALITY
CASH RESERVE
PRIME SHARES



PROSPECTUS

AUGUST 1, 1999

                              [FLAG INVESTORS LOGO]
                            CASH RESERVE PRIME SHARES
                          (Class A and Class B Shares )

                   Prospectus & Application -- August 1, 1999
--------------------------------------------------------------------------------

The Prime Series (the "Fund") is a money market fund designed to seek as high a level of current income as is consistent with preservation of capital and liquidity.

This Prospectus describes Flag Investors Class A Shares (the "Class A Shares") and Flag Investors Class B Shares (the "Class B Shares"). Class A Shares are available through your securities dealer or the Fund's transfer agent. Class B Shares are available only through the exchange of Class B shares of other funds in the Flag Investors family of funds. (See "How to Buy Shares.")

                                TABLE OF CONTENTS

Investment Summary.............................................................2

Additional Information.........................................................4

The Fund's Net Asset Value.....................................................4

How to Buy Shares..............................................................5

How to Redeem Shares...........................................................6

Telephone Transactions.........................................................9

Distribution Plans.............................................................9

Dividends and Taxes............................................................9

Investment Advisor............................................................10

Financial Highlights..........................................................12

Application..................................................................A-1

Flag Investors Funds
P.O. Box 515
Baltimore, MD  21203

--------------------------------------------------------------------------------


         THE SECURITIES AND EXCHANGE COMMISSION HAS NEITHER APPROVED NOR
       DISAPPROVED THESE SECURITIES NOR HAS IT PASSED UPON THE ADEQUACY OF
                     THIS PROSPECTUS. ANY REPRESENTATION TO
                       THE CONTRARY IS A CRIMINAL OFFENSE.

INVESTMENT SUMMARY

OBJECTIVE AND STRATEGIES

         The investment objective of the Fund is to seek as high a level of current income as is consistent with preservation of capital and liquidity. To achieve this objective, the Fund invests in high quality, short-term money-market instruments. These instruments include certificates of deposit, bankers' acceptances, commercial paper, variable amount demand notes, U.S. Treasury obligations and repurchase agreements. An instrument is considered to be high quality if it is rated in one of the two highest rating categories by either Moody's Investors Service, Inc. or Standard and Poor's Ratings Group or, if unrated, it is of comparable quality as determined by the Advisor.

         The Advisor also attempts to achieve the Fund's objective by limiting investments to securities with maturities of 397 days or less and by maintaining an average maturity of 90 days or less. The Advisor actively adjusts the average maturity of the Fund in response to its outlook for interest rates and the economy.

         The Advisor strictly limits exposure to any one issue.

RISK PROFILE

         The Fund is suitable for you if you want to receive income from your investment while minimizing the risk of loss of principal and maintaining its liquidity. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Advisor attempts to maintain a $1.00 per share price, it is possible that you may lose money by investing in the Fund. Risks of the Fund include:

         Interest Rate Risk. The primary risk of the Fund is interest rate risk. The Fund's yield can be expected to decline during periods of falling interest rates.

         Credit Risk. It is possible that the credit rating of securities in the Fund's investment portfolio could be downgraded or that a security could go into default.

         Style Risk. There can be no guarantee that the Advisor's judgment about the attractiveness, relative value or potential return of a security will be correct.

                                CLASS A SHARES*

                          FOR YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------
8.00% 7.92%


7.00%


6.00%
            5.68%                              5.52%
                                                        4.92%    4.99%     4.99%
5.00%


4.00%                                    3.81%

                     3.25%
3.00%
                              2.64%

2.00%


1.00%


0.00%
--------------------------------------------------------------------------------
    1990   1991      1992    1993        1994   1995     1996     1997     1998

For the period from December 31, 1998 through June 30, 1999, the year-to-date return for the Prime Series was ___%.

         During the 9-year period shown in the bar chart, the highest return for a quarter was 1.95% (quarter ended 6/30/90) and the lowest return for a quarter was 0.64% (quarter ended 6/30/93).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 1998)

                                                           Class A Shares(1)             Class B Shares(1)
                                                           --------------                --------------
Past One Year......................................             4.99%                         4.21%
Past Five Years....................................             4.84%                          N/A
Since Inception....................................         5.23% (1/5/89)                4.08% (4/3/95)

--------------
(1) These figures assume the reinvestment of dividends and capital gains distributions.

         The Flag Investors Cash Reserve Prime A Shares' and Flag Investors Cash Reserve Prime B Shares' current yield for the 7 day period ending December 31, 1998 was ___% and ___%, respectively. You may obtain the current 7 day yield for the Prime Series by calling 1-800-553-8080.

FEES AND EXPENSES OF THE FUND

         This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

         SHAREHOLDER TRANSACTION EXPENSES:                                                 FLAG INVESTORS   FLAG INVESTORS
          (fees paid directly from your investment)                                        CLASS A SHARES   CLASS B SHARES
         Maximum Sales Charge Imposed on Purchases .......................................      None*            None
         Maximum Deferred Sales Charge (as a percentage of original
             purchase price or redemption proceeds, whichever is lower)...................      None             4.00%**
         Maximum Sales Charge (Load) Imposed on Reinvested Dividends......................      None             None
         Redemption Fee ..................................................................      None             None
         Exchange Fee.....................................................................      None             None

         ANNUAL FUND OPERATING EXPENSES:
          (expenses that are deducted from Fund assets)
         Management Fees..................................................................      0.26%            0.26%
         Distribution and/or Service (12b-1) Fees.........................................      0.25%            0.75%
         Other Expenses (including a 0.25% shareholder servicing fee
            for Class B Shares) ..........................................................      0.11%            0.36%***
                                                                                                ----            -----
         Total Annual Fund Operating Expenses.............................................      0.62%            1.37%
                                                                                                ====            =====

         ----------
         * Flag Investors Class A Shares are not subject to a sales charge. However, if you exchange Class A shares of another Flag Investors fund for Class A Shares, you will retain liability for any contingent deferred sales charge due on such shares upon redemption. (See "How to Buy Shares" and "How to Redeem Shares.")

         ** Contingent deferred sales charges decline over time and reach zero after six years. At that time, Class B Shares convert automatically to Class A Shares. (See "Sales Charges")

         *** A portion of the shareholder servicing fee is allocated to member firms of the National Association of Securities Dealers, Inc. and qualified banks for services provided and expenses incurred in maintaining your account, responding to your inquiries and providing you with information on your investments.

         EXAMPLE:

                  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

                  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                  1 YEAR            3 YEARS            5 YEARS           10 YEARS
                                                                  ------            -------            -------           --------
          CLASS A SHARES...................................        $ 63               $199              $346              $  774
          CLASS B SHARES...................................        $539               $734              $950              $1,252
          You would pay the following expenses if you did not redeem your shares:
          CLASS A SHARES...................................        $ 63               $199              $346              $  774
          CLASS B SHARES...................................        $139               $434              $750              $1,252

ADDITIONAL INFORMATION

YEAR 2000 ISSUES

         The Fund depends on the smooth functioning of computer systems in almost every aspect of its business. The Fund could be adversely affected if the computer systems used by its service providers do not properly process dates on and after January 1, 2000 and distinguish between the year 2000 and the year 1900. The Fund has asked its service providers whether they expect to have their computer systems adjusted for the year 2000 transition, and has received assurances from each that its system is expected to accommodate the year 2000 without material adverse consequences to the Fund. The Fund and its shareholders may experience losses if these assurances prove to be incorrect or if issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others, with which the Fund does business experience difficulties as a result of year 2000 issues.


THE FUND'S NET ASSET VALUE

         The price you pay when you buy shares or receive when you redeem shares is based on the Fund's net asset value per share. When you redeem Class B Shares, the amount you receive may be reduced by a sales charge. Read the section on how to redeem shares for details on how and when these charges may or may not be imposed.

         The net asset value per share of the Fund is determined on each business day as of 12:00 noon (Eastern Time). The Fund uses the amortized cost method of valuing portfolio securities and rounds the per share net asset value to the nearest whole cent. As a result, it is anticipated that the net asset value of the Fund will remain constant at $1.00 per share. There can be no assurance, however, that this will always be the case.

         You may buy or redeem shares on any day on which both the New York Stock Exchange and the Fund's custodian are open for business (a "Business Day"). If your order is entered before the Fund's net asset value per share is determined for that day, the price you pay or receive will be based on that day's net asset value per share. If your order is entered after the Fund's net asset value per share is determined for that day, the price you pay or receive will be based on the next Business Day's net asset value per share.

         The following sections describe how to buy and redeem shares.

HOW TO BUY SHARES

         You may buy Class A Shares through your securities dealer or through any financial institution that is authorized to act as a shareholder servicing agent. Contact them for details on how to enter and pay for your order. You may also buy Class A Shares by sending your check (along with a completed Application Form) directly to the Fund. The Application Form, which includes instructions, is attached to this Prospectus. You may buy Class B Shares only through the exchange of Class B shares of other funds in the Flag Investors family of funds. (See "Purchases By Exchange" for a description of the conditions).

         Your order to purchase Class A Shares is effective only when your securities dealer or servicing agent receives your order in proper form and federal funds are available to the Fund for investment. If you pay for shares by check, your check is normally converted into federal funds within two business days. Your purchase order may not be accepted if the sale of Fund shares has been suspended or if it is determined that your purchase would be detrimental to the interests of the Fund's shareholders. If you purchase shares by check, redemption of those shares may be restricted. See the section on redemptions below.

INVESTMENT MINIMUMS

         Your initial investment in Class A Shares must be at least $2,000. Your initial investment in Class B Shares must be at least $500. Subsequent investments must be at least $100. The following are exceptions to these minimums:

         o If you are investing in an IRA account, your initial investment in Class A Shares may be as low as $1,000.

         o If you are a shareholder of any other Flag Investors fund, your initial investment in either class of this Fund may be as low as $500.

         o If you are a participant in the Class A Shares' Automatic Investing Plan, your initial investment may be as low as $250. If you participate in the monthly plan, your subsequent investments may be as low as $100. If you participate in the quarterly plan, your subsequent investments may be as low as $250. Refer to the section on the Fund's Automatic Investing Plan for details.

         o There is no minimum investment requirement for qualified retirement plans such as 401(k), pension or profit sharing plans.

PURCHASES BY EXCHANGE

         You may exchange shares of any other Flag Investors fund for an equal dollar amount of Class A or Class B Shares, as applicable, without paying a sales charge. The Fund may modify or terminate this offer of exchange upon 60 days' prior written notice.

         You may request an exchange through your securities dealer or servicing agent. Contact them for details on how to enter your order. If your shares are in an account with the Fund's Transfer Agent, you may also request an exchange directly through the Transfer Agent by mail or telephone.

INVESTING REGULARLY

         You may make regular investments in the Fund through any of the following methods. If you wish to enroll in any of these programs or if you need any additional information, complete the appropriate section of the attached Application Form or contact your securities dealer, your servicing agent, or the Transfer Agent.

         Automatic Investing Plan. You may elect to make a regular monthly or quarterly investment in Class A Shares. The amount you decide upon will be withdrawn from your checking account using a pre-authorized check. When the money is received by the Transfer Agent, it will be invested in Class A Shares selected at that day's net asset value. Either you or the Fund may discontinue your participation upon 30 days' notice.

         Dividend Reinvestment Plan. Unless you elect otherwise, all income and capital gains distributions will be reinvested in additional shares of the applicable class at net asset value. You may elect to receive your distributions in cash or to have your distributions invested in shares of other Flag Investors funds. To make either of these elections or to terminate automatic reinvestment, complete the appropriate section of the attached Application Form or notify the Transfer Agent, your securities dealer or your servicing agent at least five days before the date on which the next dividend or distribution will be paid.

         Systematic Purchase Plan. You may also purchase Class A Shares through a Systematic Purchase Plan. Contact your securities dealer or servicing agent for details.


HOW TO REDEEM SHARES

         You may redeem either class of the Fund's shares through your securities dealer or servicing agent. Contact them for details on how to enter your order and for information as to how you will be paid. If you have an account with the Fund that is in your name, you may also redeem shares by contacting the Transfer Agent by mail or (if you are redeeming less than $50,000) by telephone. The Transfer Agent will mail your redemption check within seven days after it receives your order in proper form. Refer to the section on telephone transactions for more information on this method of redemption.

         Your securities dealer, your servicing agent or the Transfer Agent may require the following documents before they redeem your shares:

1) A letter of instructions specifying your account number and the number of shares or dollar amount you wish to redeem. The letter must be signed by all owners of the shares exactly as their names appear on the account.

2) If you are redeeming more than $50,000, a guarantee of your signature. You can obtain one from most banks or securities dealers.

3) Any additional documents that may be required if your account is in the name of a corporation, partnership, trust or fiduciary.

OTHER REDEMPTION INFORMATION

         Any dividends payable on shares you redeem will be paid on the next dividend payable date. If you have redeemed all of your shares by that time, the dividend will be paid to you in cash whether or not that is the payment option you have selected.

         If you redeem sufficient shares to reduce your investment to $500 or less, the Fund has the power to redeem the remaining shares after giving you 60 days' notice. The Fund reserves the right to redeem shares in kind under certain circumstances.

         If you own Fund shares having a value of at least $10,000, you may arrange to have some of your shares redeemed monthly or quarterly under the Fund's Systematic Withdrawal Plan. Each redemption under this plan involves all the tax and sales charge implications normally associated with Fund redemptions. Contact your securities dealer, your servicing agent or the Transfer Agent for information on this plan.

         If you paid for your purchase of shares by check, redemption of those shares will be restricted for a period of fifteen calendar days unless you are redeeming shares through your securities dealer or servicing agent and are using the proceeds to purchase other securities in that account.

Redemption Price

         The price you receive when you redeem your Class A Shares will be the net asset value. The price you receive when you redeem your Class B Shares will be the net asset value less any applicable sales charge.

         The amount of any sales charge deducted from your Class B Shares' redemption price will be determined according to the following schedule.

         Years Since Purchase                               Sales Charge as a
                                                        Percentage of the Dollar
                                                        Amount Subject to Charge
         -----------------------------------------------------------------------
         First .....................................             4.00%
         Second ....................................             4.00%
         Third .....................................             3.00%
         Fourth ....................................             3.00%
         Fifth .....................................             2.00%
         Sixth .....................................             1.00%
         Thereafter ................................              None
         -----------------------------------------------------------------------

         Determination of Sales Charge. The sales charge applicable to your redemption is calculated in a manner that results in the lowest possible rate:

1) No sales charge will be applied to shares you own as a result of reinvesting dividends or distributions.

2) If you have purchased shares at various times, the sales charge will be applied first to shares you have owned for the longest period of time.

3) If you acquired your shares through an exchange of shares of another Flag Investors fund, the period of time you held the original shares will be combined with the period of time you held the shares being redeemed to determine the years since purchase.

4) The sales charge is applied to the lesser of the cost of the shares or their value at the time of your redemption.

         Waiver of Sales Charge. You may redeem Class B Shares without paying a sales charge under any of the following circumstances:

1) If you are exchanging your shares for Class B shares of another Flag Investors fund.

2) If your redemption represents the minimum required distribution from an individual retirement account or other retirement plan.

3) If your redemption represents a distribution from a Systematic Withdrawal Plan. This waiver applies only if the annual withdrawals under your Plan are 12% or less of your share balance.

4) If shares are being redeemed in your account following your death or a determination that you are disabled. This waiver applies only under the following conditions:

         (i) The account is registered in your name either individually, as a joint tenant with rights of survivorship, as a participant in community property, or as a minor child under the Uniform Gifts or Uniform Transfers to Minors Acts.

         (ii) Either you or your representative notifies your securities dealer, servicing agent or the Transfer Agent that such circumstances exist.

         Automatic Conversion of Class B Shares. Your Class B Shares, along with any reinvested dividends or distributions associated with those shares, will be automatically converted to Class A Shares six years after your purchase. This conversion will be made on the basis of the relative net asset values of the classes and will not be a taxable event to you.

TELEPHONE TRANSACTIONS

         If your shares are in an account with the Transfer Agent, you may redeem them in any amount up to $50,000 or exchange them for shares in another Flag Investors fund by calling the Transfer Agent on any Business Day between the hours of 8:30 a.m. and 5:30 p.m. (Eastern Time). You are automatically entitled to telephone transaction privileges but you may specifically request that no telephone redemptions or exchanges be accepted for your account. You may make this election when you complete the Application Form or at any time thereafter by completing and returning documentation supplied by the Transfer Agent.

         The Fund and the Transfer Agent will employ reasonable procedures to confirm that telephoned instructions are genuine. These procedures include requiring you to provide certain personal identification information when you open your account and before you effect each telephone transaction. You may be required to provide additional telecopied instructions. If these procedures are employed, neither the Fund nor the Transfer Agent will bear any liability for following telephone instructions that it reasonably believes to be genuine. Your telephone transaction request will be recorded.

         During periods of extreme economic or market changes, you may experience difficulty in contacting the Transfer Agent by telephone. In such event, you should make your request by mail.

DISTRIBUTION PLANS

         The Fund has adopted plans under Rule 12b-1 that allow the Fund to pay your securities dealer or shareholder servicing agent distribution and other fees for the sale of its shares and for shareholder service. Class A Shares pay an annual distribution fee equal to 0.25% of average daily net assets. Class B Shares pay an annual distribution fee equal to 0.75% of average daily net assets and an annual shareholder servicing fee equal to 0.25% of average daily net assets. Because these fees are paid out of net assets on an on-going basis, they will, over time, increase the cost of your investment and may cost you more than paying other types of sales charges.

DIVIDENDS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

         All of the net income earned on shares is normally declared as dividends daily to the respective shareholders of record of such shares. Dividends on shares are normally payable on the first day that a purchase or exchange order is effective but not on the date that a redemption order is effective.

TAXES

         The following summary is based on current tax laws, which may change.

         The Fund will distribute substantially all of its income and capital gains. The dividends and distributions you receive are subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from the Fund may be taxable whether or not you reinvest them. Each sale or exchange of the Fund's shares is a taxable event.

         More information about taxes is in the Statement of Additional Information. Please contact your tax advisor regarding your specific questions about federal, state and local income taxes.

INVESTMENT ADVISOR

         Investment Company Capital Corp. ("ICC" or the "Advisor") is the Fund's investment advisor. ICC supervises and manages the Fund's operations and generally provides management and administrative services for the Fund. In addition, ICC is responsible for managing the Fund's investments. ICC is also the investment advisor to other mutual funds in the Flag Investors family of funds. These funds, together with the Fund, had approximately $__ billion of net assets as of June 30, 1999.

         As compensation for its advisory services for the fiscal year ended March 31, 1999, ICC received from the Fund a fee equal to 0.26% of the Fund's average daily net assets. ICC may, from time to time, voluntarily waive a portion of its advisory fee with respect to the Fund to preserve or enhance the performance of the Series.

         The Advisor is an indirect subsidiary of Bankers Trust Corporation. On [date], Bankers Trust Corporation merged with and into a subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail and commercial banking, investment banking and insurance. Because Deutsche Bank AG, as ICC's new parent company, controls its operations as investment advisor, the Fund's shareholders will be asked to approve a new investment advisory agreement between ICC and the Fund. A Special Meeting of Shareholders will be held for this purpose. ICC believes that, under this new arrangement, the services provided to the Fund will be maintained at their current level.

         On March 11, 1999, Bankers Trust Company ("Bankers Trust"), a separate subsidiary of Bankers Trust Corporation, announced that it had reached an agreement with the United States Attorney's Office in the Southern District of New York to resolve an investigation concerning inappropriate transfers of unclaimed funds and related record-keeping problems that occurred between 1994 and early 1996. ICC became a subsidiary of Bankers Trust Corporation in a merger that occurred after these events took place. Pursuant to its agreement with the U.S. Attorney's Office, Bankers Trust pleaded guilty to misstating entries in the bank's books and records and agreed to pay a $60 million fine to federal authorities. Separately, Bankers Trust agreed to pay a $3.5 million fine to the State of New York. The events leading up to the guilty pleas did not arise out of the investment advisory or mutual fund management activities of Bankers Trust or its affiliates.

         As a result of the plea, absent an order from the SEC, ICC may not be able to continue to provide investment advisory services to the Fund. The SEC has granted a temporary order to permit Bankers Trust and its affiliates to continue to provide investment advisory services to registered investment companies. There is no assurance that the SEC will grant a permanent order.

FINANCIAL HIGHLIGHTS

         The financial highlights table is intended to help you understand the Fund's financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information is part of the Fund's financial statements, which have been audited by PricewaterhouseCoopers LLP. These financial statements are included in the Statement of Additional Information, which is available upon request.

FLAG INVESTORS CLASS A SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
-----------------------------------------------------------------------------------------------------------------------------
                                                                          FOR THE YEARS ENDED MARCH 31,
                                             --------------------------------------------------------------------------------
                                                   1999           1998             1997              1996             1995
                                                   ----           ----             ----              ----             ----
PER SHARE OPERATING PERFORMANCE:
    Net asset value at beginning of year....    $      1.00    $     1.00       $     1.00       $     1.00        $     1.00
                                                -----------    ----------       ----------       ----------        ----------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income....................         0.0474        0.0494           0.0478           0.0524            0.0442

LESS DISTRIBUTIONS:
   Dividends from net investment income.....        (0.0474)      (0.0494)         (0.0478)         (0.0524)          (0.0442)
                                                 ----------    ----------       ----------       ----------    --------------
   Net asset value at end of year ..........    $      1.00    $     1.00       $     1.00       $     1.00        $     1.00
                                                ===========    ==========       ==========       ==========        ==========
   TOTAL RETURN:
   Based on net asset value per share.......           4.85%         5.05%            4.88%            5.36%             4.51%


RATIOS TO AVERAGE NET ASSETS:
   Expenses.................................           0.63%         0.67%            0.63%            0.60%             0.61%
   Net investment income....................           4.67%         4.94%            4.78%            5.25%             4.26%

SUPPLEMENTAL DATA:
   Net assets at end of year................    $13,028,272    $7,736,785       $6,521,574       $5,976,831        $7,726,696
   Number of shares outstanding at end of year   13,027,769     7,736,522        6,521,310        5,976,824         7,726,698

FLAG INVESTORS CLASS B SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                                                                            For the Period
                                                                                           April 3, 1995(1)
                                                                                            through March
                                                    For the Years Ended March 31,                 31,
                                              -------------------------------------------------------------
                                                 1999            1998        1997                1996
                                                 ----            ----        ----                ----
PER SHARE OPERATING PERFORMANCE:
    Net asset value at beginning of period    $     1.00     $   1.00      $   1.00            $   1.00
                                              ----------     --------      --------            --------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income..................        0.0400       0.0418        0.0414              0.0361

LESS DISTRIBUTIONS:
   Dividends from net investment income...       (0.0400)     (0.0418)      (0.0414)            (0.0361)
                                              -----------    --------      --------            --------
   Net asset value at end of period ......    $     1.00     $   1.00      $   1.00            $   1.00
                                              ===========    ========      ========            ========

   TOTAL RETURN:
   Based on net asset value per share.....          4.07%        4.27%         4.22%               3.69%


RATIOS TO AVERAGE NET ASSETS:
   Expenses...............................          1.37%        1.42%         1.38%               1.38%(2)
   Net investment income..................          3.92%        4.18%         4.14%               4.30%(2)

SUPPLEMENTAL DATA:
   Net assets at end of period............    $2,355,863     $184,382      $227,098            $ 10,200
   Number of shares outstanding at end of
   period.................................     2,355,780      184,382       227,098              10,200

----------
(1) Commencement of Operations.
(2) Annualized.

                                          FLAG INVESTORS CASH RESERVE PRIME CLASS A SHARES
                                                       NEW ACCOUNT APPLICATION
------------------------------------------------------------------------------------------------------------------------------------
Make check payable to "Flag Investors Cash Reserve Prime      FOR ASSISTANCE IN COMPLETING THIS APPLICATION PLEASE CALL:
CLASS A SHARES" AND MAIL WITH THIS APPLICATION TO:            1-800-553-8080, MONDAY THROUGH FRIDAY, 8:30 A.M. TO 5:30 P.M.
                                                              (EASTERN TIME).

Flag Investors Funds                                          TO OPEN AN IRA ACCOUNT, PLEASE CALL 1-800-767-3524 FOR AN IRA
P.O. BOX 219663                                               INFORMATION KIT.RA
Kansas City, MO  64121-9663
Attn: Flag Investors Cash Reserve Prime Class A Shares

I wish to purchase Flag Investors Cash Reserve Prime Class A Shares in the amount of $________________.

                                              Your Account Registration (Please Print)

Existing Account No., if any: __________________________

INDIVIDUAL OR JOINT TENANT                                    GIFTS TO MINORS

----------------------------------------------------------    ----------------------------------------------------------------------
First Name          Initial          Last Name                Custodian's Name (only one allowed by law)

----------------------------------------------------------    ----------------------------------------------------------------------
Social Security Number                                        Minor's Name (only one)

----------------------------------------------------------    -------------------------------   ------------------------------------
Joint Tenant        Initial          Last Name                Social Security Number of Minor   Minor's Date of Birth  (Mo./Day/Yr.)

                                                              under the ____________________ Uniform Gifts to Minors Act
                                                                        (State of Residence)

CORPORATIONS, TRUSTS, PARTNERSHIPS, ETC.                      MAILING ADDRESS

----------------------------------------------------------    ----------------------------------------------------------------------
Name of Corporation, Trust or Partnership                     Street

--------------------     ---------------------------------    ----------------------------------------------------------------------
Tax ID Number            Date of Trust                         City                      State                        Zip

                                                              (    )
----------------------------------------------------------    ----------------------------------------------------------------------
Name of Trustees (if to be included in the Registration)      Daytime Phone

----------------------------------------------------------
For the Benefit of

                                                        Distribution Options

Please check appropriate boxes. If none of the options are selected, all distributions will be reinvested in additional Flag
Investors Class A Shares at no sales charge.
            INCOME DIVIDENDS                                      CAPITAL GAINS
            |_|  Reinvested in additional shares                  |_|  Reinvested in additional shares
            |_|  Paid in cash                                     |_|  Paid in cash
Call (800) 553-8080 for information about reinvesting your dividends in other funds in the Flag Investors Family of Funds.

                                                 Automatic Investing Plan (Optional)

|_| I authorize you as Agent for the Automatic Investing Plan to automatically invest $___________ in Flag Investors Class A Shares for me, on a monthly or quarterly basis, on or about the 20th of each month or if quarterly, the 20th of January, April, July and
October, and to draw a bank draft in payment of the investment against my checking account. (Bank drafts may be drawn on commercial banks only.)

Minimum Initial Investment:  $250

Subsequent Investments (check one):     |_| Monthly ($100 MINIMUM)       |_| Quarterly ($250 MINIMUM)

                                                                                Please attach a voided check.


-------------------------------------                  -----------------------------------------------------------------------------
Bank Name                                              Depositor's Signature                                           Date

-------------------------------------                  -----------------------------------------------------------------------------
Existing Flag Investors Fund Account No., if any       Depositor's Signature (if joint acct., both must sign)           Date

                                                                             A-1

                                                Systematic Withdrawal Plan (Optional)

|_| Beginning the month of ____________________________, ____ (year) please send me checks on a monthly or quarterly basis, as indicated below, in the amount of (complete as applicable) $__________________________________, from Class A Shares that I own, payable to the account registration address as shown above. (Participation requires minimum account value of $10,000.)

       FREQUENCY (CHECK ONE):      |_| Monthly         |_| Quarterly (January, April, July and October)

                                                       Telephone Transactions

I UNDERSTAND THAT I WILL AUTOMATICALLY HAVE TELEPHONE REDEMPTION PRIVILEGES (FOR AMOUNTS UP TO $50,000) AND TELEPHONE EXCHANGE
PRIVILEGES (WITH RESPECT TO OTHER FLAG INVESTORS FUNDS) UNLESS I MARK ONE OR BOTH OF THE BOXES BELOW:
       No, I/We do not want:       |_|Telephone redemption privileges       |_|Telephone exchange privileges
Redemptions effected by telephone will be mailed to the address of record. If you would prefer redemptions mailed to a predesignated bank account, please provide the following information:

      Bank:_______________________________________________     Bank Account No.: ___________________________________________________
      Address: ___________________________________________    Bank Account Name: ___________________________________________________
               ___________________________________________

                                                Signature and Taxpayer Certification


------------------------------------------------------------------------------------------------------------------------------------
THE FUND MAY BE REQUIRED TO WITHHOLD AND REMIT TO THE U.S. TREASURY 31% OF ANY TAXABLE DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND
REDEMPTION PROCEEDS PAID TO ANY INDIVIDUAL OR CERTAIN OTHER NON-CORPORATE SHAREHOLDERS WHO FAIL TO PROVIDE THE INFORMATION AND/OR
CERTIFICATIONS REQUIRED BELOW. THIS BACKUP WITHHOLDING IS NOT AN ADDITIONAL TAX, AND ANY AMOUNTS WITHHELD MAY BE CREDITED AGAINST
YOUR ULTIMATE U.S. TAX LIABILITY.

BY SIGNING THIS APPLICATION, I HEREBY CERTIFY UNDER PENALTIES OF PERJURY THAT THE INFORMATION ON THIS APPLICATION IS COMPLETE AND
CORRECT AND THAT AS REQUIRED BY FEDERAL LAW: (PLEASE CHECK APPLICABLE BOXES)
|_| U.S. CITIZEN/TAXPAYER:

    |_| I CERTIFY THAT (1) THE NUMBER SHOWN ABOVE ON THIS FORM IS THE CORRECT SOCIAL SECURITY NUMBER OR TAX ID NUMBER AND (2) I AM
        NOT SUBJECT TO ANY BACKUP WITHHOLDING BECAUSE (A) I AM EXEMPT FROM BACKUP WITHHOLDING, OR (B) I HAVE NOT BEEN NOTIFIED BY
        THE INTERNAL REVENUE SERVICE ("IRS") THAT I AM SUBJECT TO BACKUP WITHHOLDING AS A RESULT OF A FAILURE TO REPORT ALL
        INTEREST OR DIVIDENDS, OR (C) THE IRS HAS NOTIFIED ME THAT I AM NO LONGER SUBJECT TO BACKUP WITHHOLDING.
    |_| IF NO TAX ID NUMBER OR SOCIAL SECURITY NUMBER HAS BEEN PROVIDED ABOVE, I HAVE APPLIED, OR INTEND TO APPLY, TO THE IRS OR THE
        SOCIAL SECURITY ADMINISTRATION FOR A TAX ID NUMBER OR SOCIAL SECURITY NUMBER, AND I UNDERSTAND THAT IF I DO NOT PROVIDE
        EITHER NUMBER TO THE TRANSFER AGENT WITHIN 60 DAYS OF THE DATE OF THIS APPLICATION OR IF I FAIL TO FURNISH MY CORRECT SOCIAL
        SECURITY NUMBER OR TAX ID NUMBER, I MAY BE SUBJECT TO A PENALTY AND A 31% BACKUP WITHHOLDING ON DISTRIBUTIONS AND REDEMPTION
        PROCEEDS. (PLEASE PROVIDE EITHER NUMBER ON IRS FORM W- 9. YOU MAY REQUEST SUCH FORM BY CALLING THE TRANSFER AGENT AT
        800-553-8080.)

|_| NON-U.S. CITIZEN/TAXPAYER:
    INDICATED COUNTRY OF RESIDENCE FOR TAX PURPOSES: _________________________________________
    UNDER PENALTIES OF PERJURY, I CERTIFY THAT I AM NOT A U.S. CITIZEN OR RESIDENT I AM AN EXEMPT FOREIGN PERSON AS DEFINED BY THE
    INTERNAL REVENUE SERVICE.
------------------------------------------------------------------------------------------------------------------------------------
I acknowledge that I am of legal age in the state of my residence. I have received a copy of the Fund's prospectus.

------------------------------------------------------------------------------------------------------------------------------------
THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED
TO AVOID BACKUP WITHHOLDING.
------------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------    ----------------------------------------------------------------------
Signature                                      Date           Signature (if joint acct., both must sign)                   Date
------------------------------------------------------------------------------------------------------------------------------------

       FOR DEALER USE ONLY

Dealer's Name:      ______________________________________    Dealer Code: _________________________________________________________
Dealer's Address:   ______________________________________    Branch Code: _________________________________________________________
                    ______________________________________    Rep. No.: ____________________________________________________________
Representative:     ______________________________________

       Investment Advisor                                  Distributor
INVESTMENT COMPANY CAPITAL CORP.                     ICC DISTRIBUTORS, INC.
        One South Street                               Two Portland Square
   Baltimore, Maryland 21202                          Portland, Maine 04101



         Transfer Agent                              Independent Accountants
INVESTMENT COMPANY CAPITAL CORP.                   PRICEWATERHOUSECOOPERS LLP
        One South Street                              250 West Pratt Street
   Baltimore, Maryland 21202                        Baltimore, Maryland 21201
         1-800-553-8080



           Custodian                                      Fund Counsel
     BANKERS TRUST COMPANY                         MORGAN, LEWIS & BOCKIUS LLP
       130 Liberty Street                              1701 Market Street
    New York, New York 10006                    Philadelphia, Pennsylvania 19103

                              [FLAG INVESTORS LOGO]


                                 Flag Investors
                                  P.O. Box 515
                            Baltimore, Maryland 21203
                                 (800) 767-FLAG

--------------------------------------------------------------------------------
You may obtain the following additional information about the Fund, free of charge, from your securities dealer or servicing agent or by calling (800) 767-FLAG:

         o A statement of additional information (SAI) about the Fund that is incorporated by reference into the prospectus.

         o The Fund's most recent annual and semi-annual reports containing detailed financial information and, in the case of the annual report, a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

In addition you may review information about the Fund (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. (Call 1-800-SEC-0330 to find out about the operation of the Public Reference Room.) The Commission's Internet site at http://www.sec.gov has reports and other information about the Fund. You may get copies of this information by writing the Public Reference Section of the Commission, Washington, D.C. 20549-5009. You will be charged for duplicating fees.

For other shareholder inquiries, contact the Transfer Agent at (800) 553-8080. For Fund information, call (800) 767-FLAG or your securities dealer or servicing agent.
                                        Investment Company Act File No. 811-3196
--------------------------------------------------------------------------------

                                                                         CASHPRS
                                                                          (8/99)

                       STATEMENT OF ADDITIONAL INFORMATION

                    ----------------------------------------

                     BT ALEX. BROWN CASH RESERVE FUND, INC.
                    ----------------------------------------




         THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH A PROSPECTUS FOR THE APPROPRIATE CLASS OF SHARES, WHICH MAY BE OBTAINED FROM YOUR SECURITIES DEALER, OR SHAREHOLDER SERVICING AGENT, OR BY WRITING OR CALLING THE FUND AT P.O. BOX 17250, BALTIMORE, MARYLAND 21203, (800) 553-8080.



















               Statement of Additional Information dated August 1,
            1999 Relating to Prospectuses dated, August 1, 1999, for:
                     BT Alex. Brown Cash Reserve Fund, Inc.
               (Prime Series, Treasury Series and Tax-Free Series)
                        Quality Cash Reserve Prime Shares
                    Flag Investors Cash Reserve Prime Shares
                            (Class A and Class B) and
                              Institutional Shares
               (Prime Series, Treasury Series and Tax-Free Series)

                                TABLE OF CONTENTS




Introduction.................................................................. 1
General Information About the Fund............................................ 1
      The Fund and Its Shares................................................. 1
      Directors and Officers.................................................. 3
      The Investment Advisor.................................................. 7
      Distributor............................................................. 8
      Expenses................................................................12
      Transfer Agent, Custodian and Accounting Services.......................13
      Sub-Accounting..........................................................14
      Principal Holders of Securities.........................................14
      Semi-Annual Reports.....................................................16
Independent Accountants.......................................................16
Legal Matters ................................................................16
Share Purchases and Redemptions...............................................16
      Purchases and Redemptions...............................................16
      Net Asset Value Determination...........................................16
Dividends and Taxes...........................................................17
      Dividends...............................................................17
      Taxes...................................................................18
Current Yield.................................................................22
Investment Program and Restrictions...........................................23
Investment Restrictions.......................................................27
Portfolio Transactions........................................................29
Financial Statements..........................................................31

                                  INTRODUCTION



                  BT Alex. Brown Cash Reserve Fund, Inc. (the "Fund") is a mutual fund. The rules and regulations of the Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the company being considered for investment. There are four separate Prospectuses for the Fund's shares dated August 1, 1999: one for the BT Alex. Brown Cash Reserve Classes of each Series, one for the Institutional Classes of each Series, one for the Flag Investors Cash Reserve Prime Class A and B Shares of the Prime Series and one for the Quality Cash Reserve Prime Shares Class of the Prime Series. These prospectuses may be obtained without charge from your Participating Dealer or Shareholder Serving Agent or by writing the Fund, P.O. Box 17250, Baltimore, Maryland 21203. Investors may also call (800) 553-8080. Some of the information required to be in this Statement of Additional Information is also included in the Fund's current Prospectuses; and, in order to avoid repetition, reference will be made to sections of the Prospectuses. Unless otherwise noted, the term "Prospectus" as used herein refers to the Prospectus for each class of the Fund's shares. Additionally, the Prospectus and this Statement of Additional Information omit certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from the Prospectus and this Statement of Additional Information, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.



                       GENERAL INFORMATION ABOUT THE FUND

THE FUND AND ITS SHARES

                  The Fund is registered as an open-end diversified management investment company under the Investment Company Act of 1940, as amended, (the "1940 Act") and its shares are registered under the Securities Act of 1933. The Fund was organized as a corporation under the laws of the State of Maryland on November 19, 1980, reorganized as a business trust under the laws of the Commonwealth of Massachusetts on August 30, 1985 and, following certain changes in Maryland law, reorganized as a Maryland corporation effective April 5, 1990.

                  The Fund offers three series of shares (each such series is referred to herein as a "Series" and collectively as the "Series"):

                           o  Prime Series
                           o  Treasury Series
                           o  Tax-Free Series

                  There are currently five classes of the Prime Series, designated as the BT Alex. Brown Cash Reserve Prime Shares, the Flag Investors Cash Reserve Prime Class A Shares, the Flag Investors Cash Reserve Prime Class B Shares, the BT Alex. Brown Cash Reserve Prime Institutional Shares and the Quality Cash Reserve Prime Shares. There are currently two classes of the Treasury Series, designated as the BT Alex. Brown Cash Reserve Treasury Shares and the BT Alex. Brown Cash Reserve Treasury Institutional Shares. There are currently two classes of the Tax-Free Series, designated as the BT Alex. Brown Cash Reserve Tax-Free Shares and the BT Alex. Brown Cash Reserve Tax-Free Institutional Shares.

                  The term "majority of the outstanding shares" of either the Fund or a particular Series or class means, respectively, the vote of the lesser of (i) 67% or more of the shares of the Fund or such Series or class present or represented by proxy at a meeting, if the holders of more than 50% of the outstanding shares of the Fund or such Series or class are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund or such Series or class.


                  Shareholders do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of all classes voting together for the election of directors may elect all of the members of the Board of Directors of the Fund. In such event, the remaining holders cannot elect any members of the Board of Directors of the Fund.

                  The Board of Directors may classify or reclassify any unissued shares of any class or classes in addition to those already authorized by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption, of such shares. Any such classification or reclassification will comply with the provisions of the 1940 Act.


                  The Fund's Articles of Incorporation authorize the issuance of 10 billion 550 million shares, each with a par value of $.001. The Board of Directors may increase or (within limits) decrease the number of authorized shares without shareholder approval. A share of a Series represents an equal proportionate interest in such Series with each other share of that Series and is entitled to a proportionate interest in the dividends and distributions from that Series except to the extent such dividends and distributions may be affected by differences in the expenses allocated to a particular class.


                  The assets received by the Fund for the issue or sale of shares of each Series and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to that Series, and constitute the underlying assets of that Series. The underlying assets of each Series are segregated and are charged with the expenses attributable to that Series and with a share of the general expenses of the Fund as described below under "Expenses." While the expenses of the Fund are allocated to the separate books of account of each Series, certain expenses may be legally chargeable against the assets of all Series. In addition, expenses of a Series that are attributable to a particular class of shares offered by that Series are allocated to that class. See "Expenses."

                  The Fund's Charter provides that the directors and officers of the Fund will not be liable to the Fund or its shareholders for any action taken by such director or officer while acting in his or her capacity as such, except for any liability to which the director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Fund's Charter provides for indemnification by the Fund of the directors and officers of the Fund except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his or her action was in or not opposed to the best interests of the Fund. Such person may not be indemnified against any liability to the Fund or the Fund's shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Fund's Charter also authorizes the purchase of liability insurance on behalf of the directors and officers.


                  The Fund will not normally hold annual shareholders' meetings. Directors may be removed from office by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose, which meeting shall be held upon written request of the holders of not less than 10% of the outstanding shares of the Fund. Upon written request by ten or more shareholders, who have been such for at least six months and who hold shares constituting 1% of the outstanding shares, stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a director, the Fund will undertake to provide a list of shareholders or to disseminate appropriate materials.


                  Except as otherwise disclosed in the Prospectus and in this Statement of Additional Information, the directors shall continue to hold office and may appoint their successors.

DIRECTORS AND OFFICERS


                  The overall business and affairs of the Fund are managed by its Board of Directors. The Board approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including the Fund's agreements with its investment advisor, distributor, custodian and transfer agent.


                  The directors and executive officers of the Fund, their dates of birth and their principal occupations during the last five years are set forth below. Unless otherwise indicated, the address of each Director and executive officer is One South Street, Baltimore, Maryland 21202.

*RICHARD T. HALE, CHAIRMAN AND DIRECTOR (7/17/45)
Managing Director, BT Alex. Brown Incorporated; Director and President, Investment Company Capital Corp. (registered investment advisor); and Chartered Financial Analyst.


*TRUMAN T. SEMANS, DIRECTOR  (10/27/26)
Vice Chairman, Brown Investment Advisory & Trust Company (formerly, Alex. Brown Capital Advisory & Trust Company); Director, Investment Company Capital Corp. (registered investment advisor); and Director, Virginia Hot Springs Inc. (property management); Formerly Managing Director Emeritus, BT Alex. Brown Incorporated; Vice Chairman, Alex. Brown & Sons Incorporated (now BT Alex. Brown Incorporated).

JAMES J. CUNNANE, DIRECTOR  (3/11/38)
60 Seagate Drive, Unit P106, Naples, Florida 34103. Managing Director, CBC Capital (merchant banking), 1993-Present; Director, Net.World
(telecommunications) 1998-Present. Formerly, Senior Vice President and Chief Financial Officer, General Dynamics Corporation (defense), 1989-1993 and Director, The Arch Fund (registered investment company).

JOSEPH R. HARDIMAN, DIRECTOR (5/27/37)
8 Bowen Mill Road, Baltimore, Maryland 21212. Private Equity Investor and Capital Markets Consultant; Director, The Nevis Fund (registered investment company) and Circon Corp. (medical instruments). Formerly, President and Chief Executive Officer, The National Association of Securities Dealers, Inc. and The NASDAQ Stock Market, Inc., 1987-1997; Chief Operating Officer of Alex. Brown & Sons Incorporated (now BT Alex. Brown Incorporated) 1985-1987; General Partner, Alex. Brown & Sons Incorporated (now BT Alex. Brown Incorporated) 1976-1985.


LOUIS E. LEVY, DIRECTOR  (11/16/32)
26 Farmstead Road, Short Hills, New Jersey 07078. Director, Kimberly-Clark Corporation (personal consumer products) and Household International (banking and finance); Chairman of the Quality Control Inquiry Committee, American Institute of Certified Public Accountants; Formerly, Trustee, Merrill Lynch Funds for Institutions, 1991-1993; Adjunct Professor, Columbia University-Graduate School of Business, 1991-1992; and Partner, KPMG Peat Marwick, retired 1990.


EUGENE J. McDONALD, DIRECTOR  (7/14/32)
Duke Management Company, Erwin Square, Suite 1000, 2200 West Main Street, Durham, North Carolina 27705. President, Duke Management Company (investments); Executive Vice President,

Duke University (education, research and health care); Executive Vice Chairman and Director, Central Carolina Bank & Trust (banking) and Director, Victory Funds (registered investment companies). Formerly, Director, AMBAC Treasurers Trust (registered investment company) and DP Mann Holdings (insurance).


REBECCA W. RIMEL, DIRECTOR  (4/10/51)
The Pew Charitable Trusts, One Commerce Square, 2005 Market Street, Suite 1700, Philadelphia, Pennsylvania 19103. President and Chief Executive Officer, The Pew Charitable Trusts; Director and Executive Vice President, The Glenmede Trust Company; Formerly, Executive Director, The Pew Charitable Trusts.

CARL W. VOGT, ESQ., DIRECTOR (4/20/36)
Fulbright & Jaworski L.L.P., 801 Pennsylvania Avenue, N.W., Washington, D.C. 20004-2604. Senior Partner, Fulbright & Jaworski L.L.P. (law); Director, Yellow Corporation (trucking); American Science & Engineering (x-ray detection equipment); Formerly, Chairman and Member, National Transportation Safety Board; Director, National Railroad Passenger Corporation (Amtrak) and Member, Aviation System Capacity Advisory Committee (Federal Aviation Administration).


HARRY WOOLF, PRESIDENT (8/12/23)
Institute for Advanced Study, Olden Lane, Princeton, New Jersey 08540. Professor-at-Large Emeritus, Institute for Advanced Study; Director, ATL and Spacelabs Medical Corp. (medical equipment); Director Family Health International (non-profit research and education) and Director, Research America (non-profit medical research); Formerly, Trustee, Reed College (education); Trustee, Rockefeller Foundation; and Director, Merrill Lynch Cluster C Funds and Flag Investors/ISI/BT Alex. Brown Cash Reserve Fund, Inc. Complex of funds (registered investment companies).

JOSEPH A. FINELLI, TREASURER  (1/24/57)
Vice President, BT Alex. Brown Incorporated and Vice President, Investment Company Capital Corp., (registered investment advisor), 1995-Present; Formerly, Vice President and Treasurer, The Delaware Group of Funds (registered investment companies) and Vice President, Delaware Management Company, Inc. (investments), 1980 - 1995.

AMY M. OLMERT, SECRETARY (5/14/63)
Vice President, BT Alex. Brown Incorporated, 1997-Present. Formerly, Senior Manager, Coopers & Lybrand L.L.P. (now PricewaterhouseCoopers), 1988-1997.

SCOTT J. LIOTTA, ASSISTANT SECRETARY (3/18/65)
Assistant Vice President, BT Alex. Brown Incorporated, 1996-Present; Formerly, Manager and Foreign Markets Specialist, Putnam Investments Inc. (registered investment companies), 1994-1996; Supervisor, Brown Brothers Harriman & Co. (domestic and global custody), 1991-1994.

---------------------------
*  Messrs. Hale and Semans are "interested persons," as defined in the 1940 Act.

                  Directors and officers of the Fund are also directors and officers of some or all of the investment companies managed, administered or advised by BT Alex. Brown Incorporated ("BT Alex.
Brown") or its affiliates.


                  There are currently 12 funds in the Flag Investors/ISI Funds and BT Alex. Brown Cash Reserve Fund, Inc. fund complex (the "Fund Complex"). Mr. Hale serves as Chairman of three funds and as a director of seven other funds in the Fund Complex. Mr. Semans serves as Chairman of five funds and as a director of five other funds in the Fund Complex. Messrs. Cunnane, Hardiman, Levy, McDonald and Vogt serve as directors of each fund in the Fund Complex. Ms. Rimel serves as a director of eleven funds in the Fund Complex. Mr. Woolf serves as President of seven funds in the

Fund Complex. Ms. Olmert serves as Secretary, Mr. Finelli serves as Treasurer and Mr. Liotta serves as Assistant Secretary of each of the funds in the Fund Complex.


                  With the exception of the Fund's President, officers of the Fund receive no direct remuneration in such capacity from the Fund. Officers and directors of the Fund who are officers or directors of BT Alex. Brown or ICC may be considered to have received remuneration indirectly. Each director who is not an "interested person" of the Fund (as defined in the Investment Company Act) (an "Independent Director") and Mr. Woolf, the Fund's President, receives an aggregate annual fee (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at Board and committee meetings) from the Fund and from all Flag Investors/ISI Funds for which he or she serves. In addition, the Chairmen of the Fund Complex's Audit and Executive Committees receive an annual fee from the Fund Complex. Payment of such fees and expenses are allocated among all such funds described above in proportion to their relative net assets. For the fiscal year ended March 31, 1999, Independent Directors' fees attributable to the assets of the Fund totaled $137,888.

                  The following table shows aggregate compensation payable to each of the Fund's directors by the Fund and the Fund Complex, respectively, and pension or retirement benefits accrued as part of Fund expenses in the fiscal year ended March 31, 1999.

---------------------------------------------------------------------------------------------------------------------------
                                                    COMPENSATION TABLE
                                                                                              Total Compensation from the
                                Aggregate Compensation from                                   Fund and the Fund Complex
                                the Fund Payable to Directors   Pension or Retirement         Payable to Directors for the
Name of Person,                 for the Fiscal Year Ended       Benefits Accrued as Part of   Fiscal Year Ended
Position                        March 31, 1999                  Fund Expenses                 March 31, 1999
---------------------------------------------------------------------------------------------------------------------------
Richard T. Hale (1)             $0                              $0                                         $0
Chairman
Truman T. Semans (1)            $0                              $0                                         $0
Director
James J. Cunnane                $25,427(2)                      (3)                                $39,000 for service
Director                                                                                              on 13(4) Boards
Joseph R. Hardiman(5)           $20,384                         (3)                             $29,250 for service on 12
Director                                                                                                 Boards(6)
John F. Kroeger (7)             $24,230                         (3)                                $36,750 for service
Director                                                                                              on 13(4) Boards
Louis E. Levy                   $30,300(2)                      (3)                                $46,500 for service
Director                                                                                              on 13(4) Boards
Eugene J. McDonald              $28,656(2)                      (3)                                $44,000 for service
Director                                                                                              on 13(4) Boards
Rebecca W. Rimel                $26,232(2)                      (3)                                $39,000 for service
Director                                                                                             on 12 Boards(4,6)
Carl W. Vogt, Esq.              $25,982(2)                      (3)                                $39,000 for service
Director                                                                                             on 13 Boards(4,6)

(1) A director who is, or may be, an "interested person" as defined in the 1940 Act.
(2) Of amounts payable to Messrs. Cunnane, Levy, McDonald, Vogt, and Ms. Rimel, $25,427, $23,250, $28,656, $25,982 and $25,823 was deferred pursuant to a
     Deferred Compensation Plan.
(3) The Fund Complex has adopted a retirement plan for eligible directors, as described below. The actuarially computed pension expense for the year ended March 31, 1998 was approximately $287,906.
(4)  One of these Funds ceased operations on July 29, 1998.
(5)  Elected to the Fund's Board effective September 27, 1998.
(6) Ms. Rimel receives and Messrs. Hardiman and Vogt, prior to their appointment or election as Director to all the Funds in the Fund Complex, received proportionately higher compensation from each fund for which they serve as Director.
(7)  Retired effective September 27, 1998; Deceased, November 26, 1998.

                  The Fund Complex has adopted a retirement plan (the "Retirement Plan") for Directors who are not employees of the Fund, the Fund's advisor or their respective affiliates (the "Participants"). After completion of six years of service, each Participant will be entitled to receive an annual retirement benefit equal to a percentage of the fee earned by him or her in his or her last year of service. Upon retirement, each Participant will receive annually 10% of such fee for each year that he or she served after completion of the first five years, up to a maximum annual benefit of 50% of the fee earned by him or her in his or her last year of service. The fee will be paid quarterly, for life, by each Fund for which he or she serves. The Retirement Plan is unfunded and unvested. The Fund has two Participants, a director who retired effective December 31, 1994 and Mr. Woolf who retired effective December 31, 1996, who have qualified for the Retirement Plan by serving thirteen years and fourteen years, respectively, as directors in the Fund Complex and each of whom will be paid a quarterly fee of $4,875 by the Fund Complex for the rest of his or her life. Such fees are allocated to each fund in the Fund Complex based upon the relative net assets of such fund to the Fund Complex.


                  Set forth in the table below are the estimated annual benefits payable to a Participant upon retirement assuming various years of service and payment of a percentage of the fee earned by such Participant in his or her last year of service, as described above. The approximate credited years of service at December 31, 1998 are as follows: for Mr. Cunnane, 4 years; for Mr. Levy, 4 years; for Mr. McDonald, 6 years; for Mr. Vogt, 3 years; for Ms. Rimel, 3 years; and for Mr. Hardiman, 0 years.




Years of Service      Estimated Annual Benefits Payable By Fund Complex Upon Retirement
----------------      -----------------------------------------------------------------
                                Chairmen of Audit and         Other Participants
                                 Executive Committees         ------------------
                                 --------------------
6 years                                 $4,900                      $3,900
7 years                                 $9,800                      $7,800
8 years                                $14,700                      $11,700
9 years                                $19,600                      $15,600
10 years or more                       $24,500                      $19,500


                  Any director who receives fees from the Fund is permitted to defer 50% to 100% of his or her annual compensation pursuant to a Deferred Compensation Plan. Messrs. Cunnane, Levy, McDonald and Vogt and Ms. Rimel have each executed a Deferred Compensation Agreement. Currently, the deferring directors may select from among various Flag Investors Funds, BT Alex. Brown Cash Reserve Fund, Inc. and BT International Equity Fund in which all or part of their deferral account shall be deemed to be invested. Distributions from the deferring directors' deferral accounts will be paid in cash, in generally equal quarterly installments over a period of ten years.


THE INVESTMENT ADVISOR

                  Investment Company Capital Corp. ("ICC" or the "Advisor"), an indirect subsidiary of Bankers Trust Corporation, acts as the Fund's investment advisor pursuant to three separate Investment Advisory Agreements dated as of September 1, 1997, one relating to the Prime Series, one relating to the Treasury Series and one relating to the Tax-Free Series (the "Advisory Agreements"). ICC was organized in 1987. The terms of the Advisory Agreements are the same except to the extent specified below. Pursuant to the terms of the Advisory Agreements, ICC (a) supervises and manages the Fund's operations; (b) formulates and implements continuing programs for the purchases and sales of securities, consistent with the investment objective and policies of each Series; (c) provides the Fund with such executive, administrative and clerical services as are deemed advisable by the Fund's Board of Directors; (d) provides the Fund with, or obtains for it, adequate office space and all necessary office equipment and services; (e) obtains and evaluates pertinent information about significant developments and economic, statistical and financial data, domestic, foreign and otherwise, whether affecting the economy generally or any Series of the Fund, and whether concerning the individual issuers whose securities are included in the Fund's Series or the activities in which they engage, or with respect to securities which ICC considers desirable for inclusion in the portfolio of any of the Fund's Series; (f) determines which issuers and securities shall be represented in the Portfolio of any of the Fund's Series;
(g) takes all actions necessary to carry into effect the Fund's purchase and sale programs; (h) supervises the operations of the Fund's transfer and dividend disbursing agent; (i) provides the Fund with such administrative and clerical services for the maintenance of certain shareholder records as are deemed advisable by the Fund's Board of Directors; and (j) arranges, but does not pay for, the periodic updating of prospectuses and supplements thereto, proxy material, tax returns, reports to the Fund's shareholders and reports to and filings with the

SEC and state Blue Sky authorities. ICC may delegate its duties under the Advisory Agreements, and has delegated certain of such duties to its affiliates.

                  As compensation for its services for the Fund, ICC receives a fee from the Fund, calculated daily and paid monthly, at the following annual rates based upon the Fund's aggregate average daily net assets: 0.30% of the first $500 million, 0.26% of the next $500 million, 0.25% of the next $500 million, 0.24% of the next $1 billion, 0.23% of the next $1 billion and 0.22% of that portion in excess of $3.5 billion. In addition, the Advisor is entitled to receive an additional fee with respect to the Prime Series and the Tax-Free Series, calculated daily and paid monthly, at the annual rate of 0.02% of the Prime Series' average daily net assets and 0.03% of the Tax-Free Series' average daily net assets. ICC may, from time to time, voluntarily waive a portion of its advisory fee with respect to any Series to preserve or enhance the performance of the Series.


Advisory fees paid by the Fund to ICC for the last three fiscal years were as follows:



        ---------------------------------------------------------------------
                       For the Fiscal Year Ended March 31
        ---------------------------------------------------------------------
            1999                        1998                        1997
        ---------------------------------------------------------------------
         $14,541,722                $12,511,915                  $10,806,028
        ---------------------------------------------------------------------



                  The Advisory Agreements continue in effect from year to year if each such agreement is specifically approved at least annually by the Fund's Board of Directors and by a majority of the Independent Directors by votes cast in person at a meeting called for such purpose. The Fund or ICC may terminate any Advisory Agreement on 60 days' written notice without penalty. The Advisory Agreements terminate automatically in the event of an "assignment," as defined in the 1940 Act.

                  ICC also serves as the Fund's transfer and dividend disbursing agent and provides accounting services to each Series. An affiliate of ICC serves as custodian to the Fund. (See "Transfer Agent, Custodian and Accounting Services.")

DISTRIBUTOR

                  ICC Distributors, Inc. ("ICC Distributors" or the "Distributor") serves as the distributor for each class of the Fund's shares pursuant to a Distribution Agreement dated August 31, 1997 (the "Distribution Agreement"). ICC Distributors serves as the distributor for other funds in the Flag Investors family of funds.

                  The Distribution Agreement provides that ICC Distributors shall; (i) use reasonable efforts to sell Shares upon the terms and conditions contained in the Distribution Agreement and the Fund's then current Prospectus;
(ii) use its best efforts to conform with the requirements of all federal and state laws relating to the sale of the Shares; (iii) adopt and follow procedures as may be necessary to comply with the requirements of the National Association of Securities Dealers, Inc. and any other applicable self-regulatory organization; (iv) perform its duties under the supervision of and in accordance with the directives of the Fund's Board of Directors and the Fund's Articles of Incorporation and By-Laws; and (v) provide the Fund's Board of Directors with a written report of the amounts expended in connection with the Distribution Agreement. ICC Distributors shall devote reasonable time and effort to effect sales of Shares but shall not be obligated to sell any specific number of Shares. The services of ICC Distributors are not exclusive and ICC Distributors shall not be liable to the Fund or its shareholders for any error of judgment or mistake of law, for any losses arising out of any investment, or for any action or inaction of ICC

Distributors in the absence of bad faith, willful misfeasance or gross negligence in the performance of its duties or obligations under the Distribution Agreement or by reason of its reckless disregard of its duties and obligations under the Distribution Agreement. The Distribution Agreement further provides that the Fund and ICC Distributors will mutually indemnify each other for losses relating to disclosures in the Fund's registration statement.


         The Distribution Agreement may be terminated at any time upon 60 days' written notice by the Fund, without penalty, by the vote of a majority of the Fund's Independent Directors or by a vote of a majority of the Fund's outstanding Shares of the related class (as defined under "Capital Stock") or upon 60 days' written notice by the Distributor and shall automatically terminate in the event of an assignment. The Distribution Agreement has an initial term of one year from the date of effectiveness. It shall continue in effect thereafter with respect to each class of the Fund provided that it is approved at least annually by (i) a vote of a majority of the outstanding voting securities of the related class of the Fund or (ii) a vote of a majority of the Fund's Board of Directors including a majority of the Independent Directors and, with respect to each class of the Fund for which there is a plan of distribution, so long as such plan of distribution is approved at least annually by the Independent Directors in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement, including the form of Sub-Distribution Agreement, was initially approved by the Board of Directors, including a majority of the Independent Directors, on August 4, 1997 and was most recently approved on September 29, 1998.

                  As compensation for its services, ICC Distributors receives a distribution fee from the Fund, calculated daily and paid monthly, at the annual rate of 0.25% of the aggregate average daily net assets of all classes of the Fund, excluding net assets attributable to the Institutional Shares, the Quality Cash Reserve Prime Shares and the Flag Investors Cash Reserve Prime Class B Shares. ICC Distributors receives no compensation with respect to its services as distributor for the Institutional Shares and none of ICC Distributors' compensation as distributor of the Fund's shares is allocated to the Institutional Shares. ICC Distributors receives a distribution fee from the Fund, calculated daily and paid monthly, at the annual rates of 0.60% of the average daily net assets of the Quality Cash Reserve Prime Shares and 0.75% of the average daily net assets of the Flag Investors Cash Reserve Prime Class B Shares. In addition, ICC Distributors receives a shareholder servicing fee, paid monthly, at an annual rate equal to 0.25% of the Flag Investors Cash Reserve Prime Class B Shares' average daily net assets and 0.05% of the BT Alex. Brown Cash Reserve Shares' (Prime Series, Treasury Series, Tax-Free Series) average daily net assets.


                  As compensation for providing distribution and shareholder services to the Fund for the last three fiscal years, the fund's distributor received fees in the following amounts:


------------------------------------------------------------------------------------------------------------------
                                          For the Fiscal Year Ended March 31
------------------------------------------------------------------------------------------------------------------
                Fee                             1999                         1998                        1997
------------------------------------------------------------------------------------------------------------------
Prime Series 12b-1 Fees                      $9,527,563(1)                $8,299,915(3)             $7,398,316(7,8)
------------------------------------------------------------------------------------------------------------------
Treasury Series 12b-1 Fee                    $1,964,145(1)                $1,700,377(4)              $1,681,441(7)
------------------------------------------------------------------------------------------------------------------
Tax-Free Series 12b-1 Fee                    $2,232,564(1)                $1,784,579(5)              $1,479,582(7)
------------------------------------------------------------------------------------------------------------------
Flag Investors Cash                            $4,613(1)
Reserve Class B
Shareholder Servicing Fee                                                    $750(6)                    $231(7)
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
Prime Series Shareholder
Service Fee                                  $442,438(1,2)                    N/A                         N/A
------------------------------------------------------------------------------------------------------------------
Treasury Series Shareholder
Service Fee                                  $99,136(1,2)                     N/A                         N/A
------------------------------------------------------------------------------------------------------------------
Tax-Free Series
Shareholder Service Fee                      $127,363(1,2)                    N/A                         N/A
------------------------------------------------------------------------------------------------------------------

(1)  Received by ICC Distributors.
(2)  For the period from January 12, 1999 through March 31, 1999.
(3) Of this amount, Alex. Brown, the Fund's distributor prior to August 31, 1997, received $3,204,626 (net of waivers of $54,321 for the Quality Cash Reserve Prime Shares Class) and ICC Distributors, the Fund's distributor effective August 31, 1997, received $5,095,289 (net of waivers of $81,870 for the Quality Cash Reserve Prime Shares Class).
(4) Of this amount, Alex. Brown, the Fund's distributor prior to August 31, 1997, received $655,375 and ICC Distributors, the Fund's distributor effective August 31, 1997, received $1,045,002.
(5) Of this amount, Alex. Brown, the Fund's distributor prior to August 31, 1997, received $692,546 and ICC Distributors, the Fund's distributor effective August 31, 1997, received $1,092,033.
(6) Of this amount, Alex. Brown, the Fund's distributor prior to August 31, 1997, received $315 and ICC Distributors, the Fund's distributor effective August 31, 1997, received $435.
(7)  Received by Alex. Brown.
(8) Net of fee waivers of $120,055 for the Quality Cash Reserve Prime Shares Class.


                  Pursuant to the Distribution Agreement, ICC Distributors may pay certain promotional and advertising expenses and, except in the case of the Institutional Shares, may compensate certain registered securities dealers and banks and other financial institutions for services provided in connection with the processing of orders for purchase or redemption of the Fund's shares and furnishing other shareholder services. Payments by ICC Distributors to certain registered securities dealers are paid by ICC Distributors out of fees received by ICC Distributors from the Fund. In addition, the Fund may enter into Shareholder Servicing Agreements pursuant to which the Advisor or its affiliates will provide compensation out of its own resources for ongoing shareholder services. Specifically, ICC Distributors may compensate certain registered securities dealers for opening accounts, processing investor purchase and redemption orders, responding to inquiries from Fund shareholders concerning the status of their accounts and the operations of the Fund, and communicating with the Fund and its transfer agent on behalf of Fund shareholders. ICC Distributors may also enter into shareholder processing and servicing agreements ("Shareholder Servicing Agreements") with any securities dealer who is registered under the Securities Exchange Act of 1934 and is a member in good standing of the National Association of Securities Dealers, Inc. and (except for the Quality Cash Reserve Prime Shares) with banks and other financial institutions who may wish to establish accounts or sub-accounts on behalf of their customers (collectively, such securities dealers, banks and financial institutions are referred to as "Shareholder Servicing Agents").

                  For processing investor purchase and redemption orders, responding to inquiries from Fund shareholders concerning the status of their accounts and operations of the Fund and communicating with the Fund, its transfer agent and ICC Distributors, ICC Distributors may make payments to Shareholder Servicing Agents out of its distribution fee. The fees payable to Shareholder Servicing Agents under Shareholder Servicing Agreements will be negotiated by ICC Distributors. ICC Distributors will report quarterly to the Fund's Board of Directors on the rate to be paid under each such agreement and the amounts paid or payable under such agreements. The rate will be based upon ICC Distributors' analysis of: (1) the nature, quality and scope of services being provided by the Shareholder Servicing Agent; (2) the costs incurred by the Shareholder Servicing Agent in connection with providing services to shareholders; (3) the amount of assets being invested in shares of the Fund; and
(4) the contribution being made by the Shareholder Servicing Agent toward reducing the Fund's expense ratio. The provisions of the Distribution Agreement authorizing payments by ICC Distributors for advertisements, promotional materials, sales literature and printing and mailing of prospectuses to other than Fund shareholders and payments by ICC Distributors and the Fund to Shareholder Servicing Agents may be deemed to constitute payments by the Fund to support distribution.

                  The Glass-Steagall Act and other applicable laws, among other things, generally prohibit federally chartered or supervised banks from engaging in the business of underwriting, selling or distributing securities. Accordingly, ICC Distributors will engage banks as Shareholder Servicing Agents only to perform administrative and shareholder servicing functions. Management of the Fund believes that such laws should not preclude a bank from acting as a Shareholder Servicing Agent. However, judicial or administrative decisions or interpretations of such laws as well as changes in either federal or state statutes or regulations relating to the permissible activities of banks or their subsidiaries or affiliates, could prevent a bank from continuing to perform all or a part of its servicing activities. If a bank were prohibited from so acting, shareholder clients would be permitted to remain as Fund shareholders and alternate means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of the Fund might occur and shareholders serviced by such bank might no longer be able to avail themselves of any automatic investment or other services then being provided by such bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

                  Pursuant to Rule 12b-1 under the Investment Company Act, investment companies may pay distribution expenses directly or indirectly, only pursuant to a plan adopted by the investment company's board of directors and approved by its shareholders. The Fund has adopted six separate distribution plans: one for the Flag Investors Cash Reserve Prime Class A Shares; one for the Flag Investors Cash Reserve Prime Class B Shares; one for the BT Alex. Brown Cash Reserve Prime Shares; one for the BT Alex. Brown Cash Reserve Treasury Shares; one for the BT Alex. Brown Cash Reserve Tax-Free Shares; and one for the Quality Cash Reserve Prime Shares (the "Plans"). Amounts allocated to Participating Dealers or Shareholder Servicing Agents may not exceed amounts payable to ICC Distributors under the Plans with respect to shares held by or on behalf of customers of such entities.


                  The Plans will remain in effect from year to year provided that each agreement and Plan is specifically approved at least annually by the Fund's Board of Directors and by the affirmative vote of a majority of the Independent Directors by votes cast in person at a meeting called for such purpose. The Plans were most recently approved in the foregoing manner on September 29, 1998. In approving the Plans, the directors determined, in the exercise of their business judgment and in light of their fiduciary duties as directors of the Fund, that there was a reasonable likelihood that such Plans would benefit the Fund and its shareholders. Although it is a primary objective of each Plan to reduce expenses of the Fund by fostering growth in the Fund's net assets, there can be no assurance that this objective of each Plan will be achieved; however, based on the data and information presented to the Board of Directors by ICC Distributors, the Board of Directors determined that there is a reasonable likelihood that the benefits of growth in the size of the Fund can be accomplished under the Plan.


                  Each Plan will be renewed only if the directors make a similar determination prior to each renewal term. The Plans may not be amended to increase the maximum amount of payments by ICC Distributors to Shareholder Servicing Agents without shareholder approval, and all material amendments to the provisions of any of the Distribution Agreement relating to the Plan must be approved by a vote of the Board of Directors and of the directors who have no direct or indirect interest in the Plan, cast in person at a meeting called for the purpose of such vote. When the Board of Directors of the Fund approved the Plans, the Board of Directors requested and evaluated such information as it deemed reasonably necessary to make an informed determination that the agreements and Plans should be approved. The Board considered and gave appropriate weight to all pertinent factors necessary to reach the good faith judgment that the Plans would benefit the Fund and its shareholders. During the continuance of the Plans, ICC Distributors will report in writing to the Fund's Board of Directors annually the amounts and purposes of such payments for services rendered to shareholders by securities dealers and financial institutions who have executed Shareholder Servicing Agreements.


                  In addition, the BT Alex. Brown Cash Reserve Shares of the Prime, Treasury and Tax-Free Series have each adopted a Shareholder Service Plan. This plan compensates Shareholder Servicing Agents for services for which they are not otherwise being compensated under a dealer or shareholder servicing agreement entered into pursuant to the Plan for the shares. These plans will continue in effect from year to year only so long as such continuance is specifically approved at least annually by the vote of the Fund's Board of Directors.


EXPENSES

                  ICC and the Distributor furnish, without cost to the Fund, such personnel as are required, subject to applicable banking laws, for the proper conduct of the Fund's affairs and to carry out their obligations under the Distribution Agreement and the Advisory Agreements. The Advisor maintains, at its own expense and without cost to the Fund, trading functions in order to carry out its obligation to place orders for the purchase and sale of portfolio securities for the Tax-Free, Prime or Treasury Series, as appropriate. ICC Distributors bears the expenses of printing and distributing prospectuses (other than those prospectuses distributed to existing shareholders of the Fund) and any other promotional or sales literature used by ICC Distributors or furnished by ICC Distributors to purchasers or dealers in connection with the public offering of the Fund's shares, the expenses of advertising in connection with such public offering and all legal expenses in connection with the foregoing.

                  The Fund pays or causes to be paid all other expenses of the Fund, including, without limitation: the fees of ICC Distributors and ICC; the charges and expenses of any registrar, any custodian or depository appointed by the Fund for the safekeeping of its cash, portfolio securities and other property, and any share transfer, dividend or accounting agent or agents appointed by the Fund; brokers' commissions chargeable to the Fund in connection with portfolio securities transactions to which the Fund is a party; all taxes, including securities issuance and transfer taxes, and fees payable by the Fund to federal, state or other governmental agencies; the costs and expenses of engraving or printing certificates representing shares of the Fund; all costs and expenses in connection with the registration and maintenance of registration of the Fund and its shares with the SEC and various states and other jurisdictions (including filing fees, legal fees and disbursements of counsel); the costs and expenses of printing, including typesetting, and distributing prospectuses of the Fund and supplements thereto to the Fund's shareholders (prospectuses distributed to prospective shareholders are paid for by ICC Distributors); all expenses of shareholders' and directors' meetings and of preparing, printing and mailing of proxy statements and reports to shareholders; fees and travel expenses of directors or director members of any advisory board or committee; all expenses incident to the payment of any dividend, distribution, withdrawal or redemption, whether in shares or in cash; charges and expenses of any outside service used for pricing of the Fund's shares; fees and expenses of legal counsel and of independent accountants, in connection with any matter relating to the Fund; membership dues of industry associations; interest payable on Fund borrowings; postage; insurance premiums on property or personnel (including officers and directors) of the Fund which inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto); and all other charges and costs of the Fund's operations unless otherwise explicitly assumed by ICC Distributors, or ICC.

                  Expenses which are attributable to any of the Fund's three Series are charged against the income of such Series in determining net income for dividend purposes. Expenses of the Fund which are not directly attributable to the operations of a particular Series are allocated among the Series based upon the relative net assets of each Series. Expenses attributable to a class of shares of a Series are allocated to that class.

TRANSFER AGENT, CUSTODIAN AND ACCOUNTING SERVICES


                  Bankers Trust Company ("Bankers Trust") serves as custodian of the Fund's investments. Bankers Trust receives such compensation from the Fund for its services as custodian as may be agreed to from time to time by Bankers Trust and the Fund. For the fiscal year ended March 31, 1999, Bankers Trust was paid $604,985 as compensation for providing custody services to the Fund. ICC, the Fund's investment advisor, provides accounting services for each Series. In addition, ICC serves as the Fund's transfer and dividend disbursing agent. ICC receives such compensation from the Fund (or, with respect to accounting fees, from the Tax-Free, Prime or Treasury Series, as appropriate) for services in such capacities as are agreed to from time to time by ICC and the Fund.


                  As compensation for providing accounting services to each Series of the Fund, ICC receives an annual fee, calculated daily and paid monthly as shown below.

                  Average Daily Net Assets                    Incremental Annual Accounting Fee Per Series
                  ------------------------                    --------------------------------------------

               $          0   -    $   10,000,000                           $13,000(fixed fee)
               $ 10,000,000   -    $   20,000,000                           0.100%
               $ 20,000,000   -    $   30,000,000                           0.080%
               $ 30,000,000   -    $   40,000,000                           0.060%
               $ 40,000,000   -    $   50,000,000                           0.050%
               $ 50,000,000   -    $   60,000,000                           0.040%
               $ 60,000,000   -    $   70,000,000                           0.030%
               $ 70,000,000   -    $  100,000,000                           0.020%
               $100,000,000   -    $  500,000,000                           0.015%
               $500,000,000   -    $1,000,000,000                           0.005%
               over $1,000,000,000                                          0.001%


                  In addition, each Series, as appropriate, will reimburse ICC for the following out-of-pocket expenses incurred in connection with ICC's performance of accounting services for such Series: express delivery, independent pricing and storage.


                  For the fiscal year ended March 31, 1999, ICC received fees of $167,901 for providing accounting services to the Prime Series, $134,044 for providing accounting services to the Treasury Series and $137,933 for providing accounting services to the Tax-Free Series.

                  As compensation for providing transfer agency services, the Fund pays ICC up to $18.13 per account per year plus reimbursement for out-of-pocket expenses incurred in connection therewith. For the fiscal year ended March 31, 1999, such fees totaled $2,213,530 for the Prime Series, $303,231 for the Treasury Series and $127,823 for the Tax-Free Series, respectively.

SUB-ACCOUNTING

                  The Fund and ICC have arranged for PFPC to offer sub-accounting services to Fund shareholders and maintain information with respect to underlying owners. Investors, such as financial institutions, investment counselors and brokers, who purchase shares for the account of others, can make arrangements through the Fund or ICC for these sub-accounting services.

PRINCIPAL HOLDERS OF SECURITIES


                  To Fund management's knowledge, the following persons owned beneficially or of record 5% or more of the outstanding shares of a class of the Fund, as of May 11, 1999.*

------------------------------------------------------------------------------------------------------------------
            Name and Address                   Owned of       Beneficially             Percentage of Ownership
                                                Record            Owned
------------------------------------------------------------------------------------------------------------------
Alex. Brown & Sons Inc                             X                          13.86% of Prime Institutional
A/C 0021031411                                                                Shares
PO Box 1346
Baltimore, MD  21203-1346
------------------------------------------------------------------------------------------------------------------
Alex. Brown & Sons Inc                             X                          6.53% of Prime Institutional
A/C 00024769660                                                               Shares
PO Box 1346
Baltimore, MD  21203-1346
------------------------------------------------------------------------------------------------------------------
Alex. Brown & Sons Inc                             X                X         23.63% of Prime Institutional
A/C 0025010788                                                                Shares
Brown Advisory House Acct
PO Box 1346
Baltimore, MD  21203-1346
------------------------------------------------------------------------------------------------------------------
Alex. Brown & Sons Inc                             X                          5.33% of Tax-Free Institutional
A/C 00020170070                                                               Shares
PO Box 1346
Baltimore, MD  21203-1346
------------------------------------------------------------------------------------------------------------------
Alex. Brown & Sons Inc                             X                          5.93% of Tax-Free Institutional
A/C 23171040                                                                  Shares
PO Box 1346
Baltimore, MD  21203-1346
------------------------------------------------------------------------------------------------------------------
Alex. Brown & Sons Inc                                              X         54.86% of Tax-Free Institutional
A/C 25010788                                                                  Shares
Brown Investment Advisory House
Acct.
PO Box 1346
Baltimore, MD  21203-1346
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
Alex. Brown & Sons Inc                             X                X         31.17% of Tax-Free Institutional
A/C 0025010788                                                                Shares
Brown Investment Advisory House
Acct.
PO Box 1346
Baltimore, MD  21203-1346
------------------------------------------------------------------------------------------------------------------
Brown Advisory Trust                               X                          14.92% of Tax-Free Institutional
FBO 01-01-170-7356004                                                         Shares
1 South Street
Baltimore, MD  21202
------------------------------------------------------------------------------------------------------------------
Frank Powell Sr Tr                                 X                          6.93% of Prime Class B Shares
U/A 01/01/87
FTP Inc Retirement Account
FBO Frank Powell Sr
PO Box 469
Old Bridge, NJ
------------------------------------------------------------------------------------------------------------------
Inv Fiduciary Trust Co Cust                        X                          5.86% of Prime Class B Shares
IRA r/o Gary D Lehman
1716 Willow Drive
Easton, PA  18040-8130
------------------------------------------------------------------------------------------------------------------
Legg Mason Wood Walker Inc                         X                          8.30% of Prime Class B Shares
301-08123-15
PO Box 1476
Baltimore, MD  21203-1476
------------------------------------------------------------------------------------------------------------------
US Clearing Corp                                   X                          5.60% of Prime Class B Shares
FBO 136-40509-12
26 Broadway
New York, NY  10004-1703
------------------------------------------------------------------------------------------------------------------
BT Alex. Brown Incorporated                                         X         7.47% of Prime Class B Shares
FBO 223-08887-17
PO Box 1346
Baltimore, MD  21203-1346
------------------------------------------------------------------------------------------------------------------
Prudential Securities Inc. FBO                     X                          6.70% of Prime Class B Shares
Mr. Robert Renna
IRA dtd 02/22/85
2799 SE Bluem Way
Port St. Lucie, FL  34952-5777
------------------------------------------------------------------------------------------------------------------
BT Alex. Brown Incorporated                                         X         11.43% of Prime Class A Shares
FBO 204-81237-11
PO Box 1346
Baltimore, MD  21203-1346
------------------------------------------------------------------------------------------------------------------

                  As of May 11, 1999, the directors and officers of the Fund owned an aggregate of less than 1% of the Fund's shares or any class thereof.

-----------------------------------------
* To Fund management's knowledge, BT Alex. Brown Incorporated owned less than 1% of any Series of the Fund, as of May 11, 1999.


SEMI-ANNUAL REPORTS

                  The Fund furnishes shareholders with semi-annual reports containing information about the Fund and its operations, including a schedule of investments held in the Fund's portfolios and its financial statements.

                             INDEPENDENT ACCOUNTANTS


                  PricewaterhouseCoopers LLP, 250 West Pratt Street, Baltimore, Maryland, 21201, are the independent accountants to the Fund.


                                  LEGAL MATTERS

                  Morgan, Lewis & Bockius LLP serves as counsel to the Fund.


                         SHARE PURCHASES AND REDEMPTIONS

PURCHASES AND REDEMPTIONS

                  A complete description of the manner by which the Fund's Shares may be purchased or redeemed appears in the Prospectus for that class under the headings "How to Buy Shares" and "How to Redeem Shares." The Fund reserves the right to suspend the sale of Shares at any time.

                  The right of redemption may be suspended or the date of payment postponed when (a) trading on the New York Stock Exchange is restricted, as determined by applicable rules and regulations of the SEC, (b) the New York Stock Exchange is closed for other than customary weekend and holiday closings,
(c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposal of portfolio securities or the valuation of the net assets of the Fund not reasonably practicable.

NET ASSET VALUE DETERMINATION

                  The net asset value of the Treasury Series and the Tax-Free Series is determined daily as of 11:00 a.m. (Eastern time) and the net asset value of the Prime Series is determined daily as of 12:00 noon Eastern time each day that [Bankers Trust and] the New York Stock Exchange are open for business.

                  For the purpose of determining the price at which shares of each class of each Series are issued and redeemed, the net asset value per share is calculated immediately after the daily dividend declaration by: (a) valuing all securities and instruments of such Series as set forth below; (b) deducting such Series' and class' liabilities; (c) dividing the resulting amount by the number of shares outstanding of such class; and (d) rounding the per share net asset value to the nearest whole cent. As discussed below, it is the intention of the Fund to maintain a net asset value per share of $1.00 for each class of each Series.

                  The instruments held in each Series' portfolio are valued on the basis of amortized cost. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold all the securities in its portfolios. During periods of declining interest rates, the daily yield for any Series computed as described under "Dividends and Taxes" below, may be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by the Fund results in a lower aggregate portfolio value for a Series on a particular day, a prospective investor in such Series would be able to obtain a somewhat higher yield than would result from an investment in a fund utilizing solely market values, and existing investors in such Series would receive less investment income. The converse would apply in a period of rising interest rates.

                  The valuation of the portfolio instruments based upon their amortized cost, the calculation of the per share net asset value to the nearest whole cent and the concomitant maintenance of the net asset value per share of $1.00 for each class of each Series is permitted in accordance with rules and regulations of the SEC applicable to money market funds, as amended, effective June 1, 1991, which require the Fund to adhere to certain quality, maturity and diversification conditions. The Fund maintains a dollar-weighted average portfolio maturity of 90 days or less for each Series, purchases only instruments having remaining maturities of 397 days or less and invests only in securities determined by the Board of Directors to be of high quality with minimal credit risk. The Board of Directors is required to establish procedures designed to stabilize, to the extent reasonably possible, the Fund's price per share at $1.00 for each class of each Series as computed for the purpose of sales and redemptions. Such procedures include review of each Series' portfolio holdings by the Board of Directors, at such intervals as it may deem appropriate, to determine whether the net asset value calculated by using available market quotations or other reputable sources for any class of any Series deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders of the relevant class or Series. In the event the Board of Directors determines that such a deviation exists for any class of any Series, it will take such corrective action as it deems necessary and appropriate, including sales of portfolio instruments prior to maturity to realize capital maturity; withholding of dividends; redemption of shares in kind; or establishment of a net asset value per share by using available market quotations.


                               DIVIDENDS AND TAXES

DIVIDENDS

                  All of the net income earned on the Prime Series, Treasury Series and the Tax-Free Series is declared daily as dividends to the respective holders of record of shares of each class of each Series. The net income of each Series for dividend purposes (from the time of the immediately preceding determination thereof) consists of (a) interest accrued and discount earned (including both original issue and market discount), if any, on the assets of such Series and any general income of the Fund prorated to the Series based on its relative net assets, less (b) amortization of premium and accrued expenses for the applicable dividend period attributable directly to such Series and general expenses of the Fund prorated to each such Series based on its relative net assets. Expenses attributable to a class of a Series are allocated to that class. Although realized gains and losses on the assets of each Series are reflected in the net asset value of such Series, they are not expected to be of an amount which would affect the net asset value of any Series of $1.00 per share for the purposes of purchases and redemptions. Realized gains and losses may be declared and paid yearly or more frequently. The amount of discount or premium on instruments in each portfolio is fixed at time of their purchase. See "Net Asset Value Determination" above.

                  Should the Fund incur or anticipate any unusual expense or loss or depreciation which would adversely affect the net asset value per share or net income per share of any class of a Series for a particular period, the Board of Directors would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of then prevailing circumstances. For example, if the net asset value per share of any class of a Series was reduced, or was anticipated to be reduced, below $1.00, the Board of Directors might suspend further dividend payments with respect to such class or Series until the net asset value returns to $1.00. Thus, the expense or loss or depreciation might result in a shareholder (i) receiving no dividends for the period during which the shareholder held shares of such class or Series or (ii) receiving upon redemption a price per share lower than that which he paid.

                  Dividends on all classes of a Series are normally payable on the first day that a share purchase or exchange order is effective but not on the day that a redemption order is effective. Share purchases for the Treasury Series and the Tax-Free Series effected before 11:00 a.m. (Eastern Time) and Share purchases for the Prime Series effected before 12:00 noon (Eastern Time) begin to earn dividends on the same business day. Dividends are declared and reinvested monthly in the form of additional full and fractional shares of the same Series at net asset value unless the shareholder has elected to have dividends paid in cash.

TAXES


                  The following is only a summary of certain additional federal income tax considerations generally affecting the Series and its shareholders that are not described in the Series' prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Series or its shareholders, and the discussion here and in the Series' prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult with their tax advisors with specific reference to their own tax situation, including their state and local tax liabilities.

                  The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

                  Each Series intends to qualify and elect to be treated as a "regulated investment company" ("RIC") as defined under Subchapter M of the Code. By following such a policy, each Series expects to eliminate or reduce to a nominal amount the federal taxes to which they may be subject.

                  In order to qualify as a RIC, a Series must distribute at least 90% of its net investment income (that generally includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses less operating expenses) and at least 90% of its net tax exempt interest income, for each tax year, if any, to its shareholders and also must meet several additional requirements. Included among these requirements are the following: (i) at least 90% of the Series' gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income; (ii) at the close of each quarter of the Series' taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Series' assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of the Series' taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers which the Series controls and which are engaged in the same, similar or related trades or businesses.

                  The Treasury Series may make investments in securities (such as STRIPS) that bear "original issue discount" or "acquisition discount" (collectively, "OID Securities"). The holder of such securities is deemed to have received interest income even though no cash payments have been received. Accordingly, OID Securities may not produce sufficient current cash receipts to match the amount of distributable net investment income the Series must distribute to satisfy the Distribution Requirement. In some cases, the Series may have to borrow money or dispose of other investments in order to make sufficient cash distributions to satisfy the Distribution Requirement.

                  Although each Series intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, each Series will be subject to federal income taxation to the extent any such income or gains are not distributed.

                  If the Series fail to qualify for any taxable year as a RIC, all of their taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of a Series' current and accumulated earnings and profits. In this event, distributions generally will be eligible for the dividends-received deduction for corporate shareholders.

SERIES DISTRIBUTIONS

                  Distributions of investment company taxable income will be taxable to shareholders as ordinary income, regardless of whether such distributions are paid in cash or are reinvested in additional Shares, to the extent of a Series' earnings and profits. Each Series anticipates that it will distribute substantially all of its investment company taxable income for each taxable year.

                  Each Series intends to distribute to shareholders its excess of net long-term capital gains over net short-term capital losses ("net capital gains"). Such distributions are taxable to shareholders who are individuals at a maximum rate of 20%, regardless of the length of time the shareholder has held their Series Shares. If any such gains are retained, however, a Series will pay federal income tax thereon.

                  In the case of corporate shareholders, distributions (other than capital gains distributions) from a RIC generally qualify for the dividends-received deduction to the extent of the gross amount of qualifying dividends received by a Series for the year. Generally, and subject to certain limitations, a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. Accordingly, it is not expected that any Series distribution will qualify for the corporate dividends-received deduction.

                  Ordinarily, investors should include all dividends as income in the year of payment. However, dividends declared payable to shareholders of record in October, November, or December of one year, but paid in January of the following year, will be deemed for tax purposes to have been received by the shareholder and paid by the Series in the year in which the dividends were declared.

                  In certain cases, a Series will be required to withhold, and remit to the United States Treasury, 31% of any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, or (3) has failed to certify to the Series that such shareholder is not subject to backup withholding.

                  Each Series will provide a statement annually to shareholders as to the federal tax status of distributions paid (or deemed to be paid) by the Series during the year, including the amount of dividends eligible for the corporate dividends-received deduction.

SALE OR EXCHANGE OF SERIES SHARES

                  Generally, gain or loss on the sale or exchange of a Series Share will be capital gain or loss that will be long-term if the Share has been held for more than twelve months and otherwise will be short-term. For individuals, long-term capital gains are currently taxed at a maximum rate of 20% and short-term capital gains are currently taxed at ordinary income tax rates. However, if a shareholder realizes a loss on the sale, exchange or redemption of a Share held for six months or less and has previously received a capital gains distribution with respect to the Share (or any undistributed net capital gains of a Series with respect to such Share are included in determining the shareholder's long-term capital gains), the shareholder must treat the loss as a long-term capital loss to the extent of the amount of the prior capital gains distribution (or any undistributed net capital gains of a Series that have been included in determining such shareholder's long-term capital gains). In addition, any loss realized on a sale or other disposition of Shares will be disallowed to the extent an investor repurchases (or enters into a contract or option to repurchase) Shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the Shares). This loss disallowance rule will apply to Shares received through the reinvestment of dividends during the 61-day period.

FEDERAL EXCISE TAX

                  If a Series fails to distribute in a calendar year at least 98% of its ordinary income for the year and 98% of its capital gain net income (the excess of short and long term capital gains over short and long term capital losses) for the one-year period ending October 31 of that year (and any retained amount from the prior calendar year), the Series will be subject to a nondeductible 4% Federal excise tax on the undistributed amounts. Each Series intends to make sufficient distributions to avoid imposition of this tax, or to retain, at most its net capital gains and pay tax thereon.

STATE AND LOCAL TAXES

                  Depending upon state and local law, distributions by the Series to shareholders and the ownership of Shares may be subject to state and local taxes. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting an investment in the Series.

ADDITIONAL TAX INFORMATION FOR THE TAX-FREE SERIES

                  The Series intends to qualify to pay "exempt interest dividends" to its shareholders by satisfying the Code's requirement that at the close of each quarter of its taxable year at least 50% of the value of its total assets consist of obligations the interest on which is exempt from federal income tax. As long as this and certain other requirements are met, dividends derived from the Series' net tax-exempt interest income will be "exempt interest dividends" that are excluded from your gross income for federal income tax purposes. Exempt interest dividends may, however, have collateral federal income tax consequences, including alternative minimum tax consequences, as discussed below.

                  The percentage of income that constitutes "exempt-interest dividends" will be determined for each year for the Series and will be applied uniformly to all dividends declared with respect to the Series during that year. This percentage may differ from the actual percentage for any particular day.


                  Exempt-interest dividends may be subject to the alternative minimum tax imposed by Section 55 of the Code (the "Alternative Minimum Tax"). The Alternative Minimum Tax is imposed at a rate of up to 28% in the case of non-corporate taxpayers and at the rate of 20% in the case of corporate taxpayers, to the extent it exceeds the taxpayer's regular tax liability. The Alternative Minimum Tax may be affected by the receipt of exempt-interest dividends in two circumstances. First, exempt-interest dividends derived from certain "private activity bonds" issued after August 7, 1986, will generally be an item of tax preference and therefore potentially subject to the Alternative Minimum Tax. The Series intends, when possible, to avoid investing in private activity bonds. Second, in the case of exempt-interest dividends received by corporate shareholders, all exempt-interest dividends, regardless of when the bonds from which they are derived were issued or whether they are derived from private activity bonds, will be included in the corporation's "adjusted current earnings," as defined in Section 56(g) of the Code, in calculating the corporation's alternative minimum taxable income for purposes of determining the Alternative Minimum Tax.

                  Interest on indebtedness incurred or continued by shareholders to purchase or carry Shares of the Series will not be deductible for federal income tax purposes. The deduction otherwise allowable to property and casualty insurance companies for "losses incurred" will be reduced by an amount equal to a portion of exempt-interest dividends received or accrued during any taxable year. Foreign corporations engaged in a trade or business in the United States will be subject to a "branch profits tax" on their "dividend equivalent amount" for the taxable year, which will include exempt-interest dividends. Certain Subchapter S corporations may also be subject to taxes on their "passive investment income," which could include exempt-interest dividends. Up to 85% of the Social Security benefits or railroad retirement benefits received by an individual during any taxable year will be included in the gross income of such individual if the individual's "modified adjusted gross income" (which includes exempt-interest dividends) plus one-half of the Social Security benefits or railroad retirement benefits received by such individual during that taxable year exceeds the base amount described in Section 86 of the Code.

                  Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development bonds or private activity bonds should consult their tax advisors before purchasing Shares. "Substantial user" is defined generally as including a "non-exempt person" who regularly uses in trade or business a part of such a facility.

                  Current federal law limits the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect on the ability of the Series to purchase sufficient amounts of tax-exempt securities to satisfy the Code's requirements for the payment of exempt interest dividends.

                  Issuers of bonds purchased by the Series (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Investors should be aware that exempt-interest dividends derived from such bonds may become subject to federal income taxation retroactively to the date thereof if such representations are determined to have been inaccurate or if the issuer of such bonds (or the beneficiary of such bonds) fails to comply with such covenants.

                  The Series may not be a suitable investment for tax-exempt shareholders and plans because such shareholders and plans would not gain any additional benefit from the receipt of exempt-interest dividends.



                                  CURRENT YIELD


                  Set forth below are the current, effective and taxable-equivalent yields, as applicable, for each class or series of the Fund's shares for the seven-day period ended March 31, 1999.


Series or class                                 Current Yield    Effective Yield    Taxable-Equivalent Yield***
---------------                                 -------------    ---------------    ---------------------------

Prime Series*                                        4.27%             4.36%                  N/A
Institutional Prime Shares                           4.57%             4.67%                  N/A
Quality Cash Reserve Prime Shares                    3.97%             4.05%                  N/A
Flag Investors Cash Reserve Prime B Shares           3.56%             3.63%                  N/A
Cash Reserve Treasury Shares                         3.97%             4.04%                  N/A
Institutional Treasury Shares                        4.26%             4.35%                  N/A
Cash Reserve Tax-Free Shares                         2.39%             2.41%                  2.41%
Institutional Tax-Free Shares                        2.69%             2.72%                  2.72%

-----------------------
*        Cash Reserve Prime Shares and Flag Investors Cash Reserve Prime Class A
         Shares.

**       Assumes a tax rate of 31%.


                  The yield for each Series of the Fund can be obtained by calling your Participating Dealer or Shareholder Servicing Agent. Quotations of yield on each Series of the Fund may also appear from time to time in the financial press and in advertisements.

                  The current yields quoted will be the net average annualized yield for an identified period, usually seven consecutive calendar days. Yield for each Series or class will be computed by assuming that an account was established with a single share of a Series (the "Single Share Account") on the first day of the period. To arrive at the quoted yield, the net change in the value of that Single Share Account for the period (which would include dividends accrued with respect to the share, and dividends declared on shares purchased with dividends accrued and paid, if any, but would not include realized gains and losses or unrealized appreciation or depreciation) will be multiplied by 365 and then divided by the number of days in the period, with the resulting figure carried to the nearest hundredth of one percent. The Fund may also furnish a quotation of effective yield for each Series or class that assumes the reinvestment of dividends for a 365 day year and a return for the entire year equal to the average annualized yield for the period, which will be computed by compounding the unannualized current yield for the period by adding 1 to the unannualized current yield, raising the sum to a power equal to 365 divided by the number of days in the period, and then subtracting 1 from the result.

                  In addition, the Fund may furnish a quotation of the Tax-Free Series' taxable-equivalent yield, which will be computed by dividing the tax-exempt portion of such Series' effective yield for a stated consecutive seven day period by one minus the investor's income tax rate and adding the product to the portion of the yield for the same consecutive seven day period that is not tax-exempt. The resulting yield is what the investor would need to earn from a taxable investment in order to realize an after-tax benefit equal to the tax-free yield provided by the Tax-Free Series.

         Historical yields are not necessarily indicative of future yields. Rates of return will vary as interest rates and other conditions affecting money market instruments change. Yields also depend on the quality, length of maturity and type of instruments in each of the Fund's Series and each Series' or class' operating expenses. Quotations of yields will be accompanied by information concerning the average weighted maturity of the portfolio of a Series. Comparison of the quoted yields of various investments is valid only if yields are calculated in the same manner and for identical limited periods. When comparing the yield for either Series of the Fund with yields quoted with respect to other investments, shareholders should consider (a) possible differences in time periods, (b) the effect of the methods used to calculate quoted yields, and (c) the quality and average-weighted maturity of portfolio investments, expenses, convenience, liquidity and other important factors.


                       INVESTMENT PROGRAM AND RESTRICTIONS


-- TREASURY SERIES

                  The Treasury Series may invest in U.S. Treasury obligations consisting of marketable securities and instruments issued by the U.S. Treasury, including bills, notes, bonds and other obligations. It is management's intention to have 100% of the Treasury Series' assets invested in such instruments at all times. In unusual circumstances, up to 10% of the Treasury Series' assets may be invested in repurchase agreements collateralized by U.S. Treasury obligations. Such investments will be made only when it is necessary to ensure that the Series is fully invested while satisfying its liquidity requirements.

-- PRIME SERIES

                  In addition to the U.S. Treasury obligations described above and repurchase agreements collateralized by U.S. Treasury securities, the Prime Series may invest in obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government. Some of these obligations are backed by the full faith and credit of the U.S. Government (e.g., the Government National Mortgage Association), others are supported by the issuing agency's right to borrow from the U.S. Treasury (e.g., securities of Federal Home Loan Banks) and still others are backed only by the credit of the instrumentality (e.g., the Federal National Mortgage Association).

                  The Prime Series may also invest in a broad range of commercial and bank obligations that the investment advisor, under guidelines established by the Board of Directors, believes present minimal credit risk and that satisfy the criteria for such obligations described below:

                  The Prime Series may invest in instruments consisting of commercial paper and variable amount master demand notes. Eligible commercial paper is limited to short-term, unsecured promissory notes issued by corporations that (i) are rated Prime-1 by Moody's Investors Service, Inc. ("Moody's") or A-1+ or A-1 by Standard and Poor's Ratings Group ("S&P") or (ii) if not rated by Moody's or S&P, are of comparable quality to Prime-I or A-l+ or A-1 instruments as determined by the Fund's investment advisor; and (iii) are otherwise "Eligible Securities" as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended. Variable amount master demand notes are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who meet the foregoing quality criteria. The interest rate on a variable amount master demand note is periodically redetermined according to a prescribed formula.

                  Although there is no secondary market in master demand notes, the payee may demand payment of the principal amount of the note on relatively short notice. All master demand notes acquired by the Prime Series will be payable within a prescribed notice period not to exceed seven days.

                  The Prime Series may also invest in bank instruments consisting mainly of certificates of deposit and bankers' acceptances that (i) are issued by U.S. banks that satisfy applicable quality standards; or (ii) are fully insured as to principal and interest by the Federal Deposit Insurance Corporation.

-- TAX-FREE SERIES

                  The Tax-Free Series may invest in municipal securities consisting of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public purposes (including the construction of a wide range of public facilities), for refunding outstanding obligations, for general operating expenses and for lending such funds to other public institutions and facilities, and (ii) certain types of industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities ("private activity bonds"); provided that the interest paid on such debt obligations and private activity bonds, in the opinion of bond counsel, is exempt from federal income taxes.

                  The Tax-Free Series invests in high quality municipal securities that the investment advisor believes, under guidelines established by the Board of Directors, present minimal credit risk and that at the time of purchase are rated within the two highest credit categories assigned by the recognized rating agencies (provided that such purchases would be further limited unless the instrument meets the definition of "Eligible Security" as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended), including: (1) bonds rated Aaa or Aa by Moody's or AAA or AA by S&P; (2) municipal commercial paper rated Prime-1 or Prime-2 by Moody's or A-1+, A-1 or A-2 by S&P; (3) municipal notes and floating and variable rate demand obligations rated SP-11 or higher by S&P or MIG2 or VMIG or higher by Moody's; and (4) obligations secured by letters of credit providers rated within the two highest categories by any nationally recognized bank rating agency approved by the Fund's Board of Directors. The Tax-Free Series may purchase unrated securities if they are determined by the investment advisor, under guidelines established by the Board of Directors, to be of comparable value to those obligations rated in the categories described above.

                  The Tax-Free Series may hold cash reserves pending investment in municipal securities.

                  It is a fundamental policy of the Tax-Free Series to have its assets invested so that at least 80% of the Series' income will be exempt from federal income taxes, and it is the Tax-Free Series' present intention (but it is not a fundamental policy) to invest its assets so that 100% of its annual interest income will be tax-exempt. From time to time, on a temporary basis or for defensive purposes, however, the Fund may invest up to all of its assets in taxable short-term investments that meet the criteria for investment for the Treasury or Prime Series as described above.

                  The Tax-Free Series will seek to avoid the purchase of private activity bonds the interest on which will be considered to be an item of preference for purposes of alternative minimum tax liability for individuals under the Code.

OTHER INVESTMENT PRACTICES

                  The Fund may enter into the following arrangements with respect to any Series:

                  WHEN-ISSUED SECURITIES involving commitments by a Series to purchase portfolio securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield. A Series will generally not pay for such securities or start earning interest on them until they are received. When-issued commitments will not be used for speculative purposes and will be entered into only with the intention of actually acquiring the securities.

                  The Prime Series and the Treasury Series may also enter into the following arrangements:

                  REPURCHASE AGREEMENTS under which the purchaser (for example, a Series of the Fund) acquires ownership of an obligation and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period, Although the underlying collateral for repurchase agreements may have maturities exceeding 397 days, repurchase agreements entered into by a Series will not have a stated maturity in excess of seven days from the date of purchase. A Series may enter into repurchase agreements with institutions that the Fund's Board of Directors believes present minimal credit risk. Default by, or bankruptcy proceedings with respect to the seller may, however, expose the Series to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations.

                  The Prime Series may also enter into the following arrangements:

                  REVERSE REPURCHASE AGREEMENTS involving the sale of money market instruments held by the Prime Series, with an agreement to repurchase the instruments at an agreed upon price and date. The Prime Series will employ reverse repurchase agreements only when necessary to meet unanticipated net redemptions so as to avoid liquidating other money market instruments during unfavorable market conditions. The Prime Series will utilize reverse repurchase agreements when the interest income to be earned from portfolio investments that would otherwise have to be liquidated to meet redemptions is greater than the interest expense incurred as a result of the reverse repurchase transactions. Reverse repurchase agreements involve the risk that the market value of securities retained by the Prime Series in lieu of liquidation may decline below the repurchase price of the securities sold by the Prime Series, which it is obligated to repurchase.

                  Each Series may invest in instruments that have certain minimum ratings of either Moody's or S&P as permitted by the investment objective, policies and restrictions of each such Series. Investments of commercial paper may be precluded unless a particular instrument is an "Eligible Security" as defined in Rule 2a-7 under the 1940 Act. Rule 2a-7 defines "Eligible Security" as follows:


                  (i) a security with a remaining maturity of 397 days or less that is rated (or that has been issued by an issuer that is rated with respect to a class of Short-term debt obligations, or any security within that class, that is comparable in priority and security with the security) by the Requisite NRSROs(1) in one of the two highest rating categories for Short-term debt obligations (within which there may be sub-categories or gradations indicating relative standing); or

                  (ii)     a security:

--------
(1) "Requisite NRSRO" shall mean (a) any two nationally recognized statistical rating organizations that have - issued a rating with respect to a security or class of debt obligations of an issuer, or (b) if only one NRSRO has issued a rating with respect to such security or issuer at the time the Fund purchases or rolls over the security, that NRSRO. At present the NRSROs are: Standard & Poor's Ratings Group, Moody's Investors Service, Inc., Duff and Phelps, Inc., Fitch Investors Services, Inc. and, with respect to certain types of securities, IBCA Limited and its affiliates, IBCA Inc. Subcategories or gradations in ratings (such as a "+" or "-") do not count as rating categories.

                           (A) that at the time of issuance was a Long-term
                  security but that has a remaining maturity of 397 calendar days or less, and

                           (B) whose issuer has received from the Requisite
                  NRSROs a rating, with respect to a class of Short-term debt obligations (or any security within that class) that is now comparable in priority and security with the security, in one of the two highest rating categories for Short-term debt obligations (within which there may be sub-categories or gradations indicating relative standing); or

                  (iii) an Unrated Security that is of comparable quality to a security meeting the requirements of paragraphs (i) or (ii) of this section, as determined by the money market fund's board of directors; provided, however, that:

                           (A) the board of directors may base its determination
                  that a Standby Commitment is an Eligible Security upon a finding that the issuer of the commitment presents a minimal risk of default; and

                           (B) a security that at the time of issuance was a
                  Long-term security but that has a remaining maturity of 397 calendar days or less and that is an Unrated Security2 is not an Eligible Security if the security has a Long-term rating from any NRSRO that is not within the NRSRO's two highest categories (within which there may be sub-categories or gradations indicating relative standing).

                  The following is a description of the minimum ratings of Moody's and S&P for instruments in which each Series may invest.

COMMERCIAL PAPER RATINGS

                  MOODY'S - The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationship which exists with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated P-1, P-2 or P-3.

                  S & P - Commercial paper rated A-1+ or A-1 by S&P has the following characteristics. Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better, although in some cases "BBB" credits may be allowed. The issuer has access to at least two channels of

--------
(2) An "unrated security" is a security (i) issued by an issuer that does not have a current short-term rating from any NRSRO, either as to the particular security or as to any other short-term obligations of comparable priority and security; (ii) that was a long-term security at the time of issuance and whose issuer has not received from any NRSRO a rating with respect to a class of short-term debt obligations now comparable in priority and security; or (iii) a security that is rated but which is the subject of an external credit support agreement not in effect when the security was assigned its rating, provided that a security is not an unrated security if any short-term debt obligation issued by the issuer and comparable in priority and security is rated by any NRSRO.

borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management is unquestioned. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1, A-2 or A-3.

SHORT TERM DEBT RATINGS

                  MOODY'S - State and municipal notes, as well as other short-term obligations, are assigned a Moody's Investment Grade (MIG) rating. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in evaluating bond risk may be less important over the short run.

                                      MIG 1

                  Notes bearing this designation are of the best quality. Notes are enjoying strong "protection" by established cash flows, superior liquidity support or a demonstrated broad-based access to the market for refinancing.

                                      MIG 2

                  Notes bearing this designation are of high quality. Margins of protection are ample although not as large as in the preceding group.

                  S&P - The note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will receive a note rating. Notes rated "SP-1" have a strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are assigned a plus (+) designation.

TAX-EXEMPT DEMAND RATINGS

                  MOODY'S - Issues which have demand features (i.e., variable rate demand obligations) are assigned a VMIG symbol. This symbol reflects such characteristics as payment upon periodic demand rather than fixed maturity, and payment relying on external liquidity. The VMIG rating is modified by the numbers 1, 2 or 3. VMIG1 represents the best quality in the VMIG category, VMIG2 represents high quality, and VMIG3 represents favorable quality.

                  S&P - "dual" ratings are assigned to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity, and the commercial paper rating symbols are used to denote the put option (e.g., "AAA/A-1+").


                             INVESTMENT RESTRICTIONS


                  The investment restrictions applicable to the Fund's investment program are set forth below. As a matter of fundamental policy which may not be changed without a majority vote of shareholders (as that term is defined in this Statement of Additional Information under the heading "General Information About the Fund"), no Series will:

                  (1) purchase securities of any issuer (other than obligations of the U.S. Government, its agencies or instrumentalities and any municipal securities guaranteed by the U.S. Government) if immediately after such purchase more than 5% of the value of the Series' assets would be invested in such issuer;

                  (2)      borrow money or issue senior securities, except that
                           (i) any Series may borrow money from banks for temporary purposes in amounts up to 10% of the value of such Series' total assets at the time of borrowing, provided that any such borrowings are repaid prior to the purchase of additional portfolio securities, (ii) the Prime Series may enter into reverse repurchase agreements in accordance with its investment program and (iii) any Series may enter into commitments to purchase securities in accordance with its investment program;

                  (3) lend money or securities except to the extent that a Series' investments may be considered loans;

                  (4) buy common stocks or voting securities or invest in companies for the purpose of exercising control or management;

                  (5) mortgage, pledge or hypothecate any assets except to secure permitted borrowings and reverse repurchase agreements and then only in an amount up to 15% of the value of a Series' total assets at the time of borrowing or entering into a reverse repurchase agreement;

                  (6) underwrite securities issued by any other person, except to the extent that the purchase of securities and the later disposition of such securities in accordance with a Series' investment program may be deemed an underwriting;

                  (7) invest in real estate (a Series may, however, purchase and sell securities secured by real estate or interests therein or issued by issuers which invest in real estate or interests therein);

                  (8) purchase oil, gas or mineral interests (a Series may, however, purchase and sell the securities of companies engaged in the exploration, development, production, refining, transporting and marketing of oil, gas or minerals);

                  (9) purchase or sell commodities or commodity futures contracts, purchase securities on margin, make short sales or invest in puts or calls;

                  (10) acquire for value the securities of any other investment company, except in connection with a merger, consolidation, reorganization or acquisition of assets.

                  The Prime Series may not purchase any commercial paper or variable rate demand notes that would cause more than 25% of the value of the Series' total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry.

                  The following investment restrictions apply to the Tax-Free
Series:

                  (1) The Tax-Free Series may not purchase any securities (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, certificates of deposit and guarantees of banks) that would cause more than 25% of the value of the Series' total net assets at the time of such purchase to be invested in (i) securities of one or more issuers conducting their principal activities in the same state; (ii) securities, the interest on which is paid from revenues of projects with similar characteristics; or
                           (iii) industrial development bonds the obliger of which are in the same industry;

                  (2) The Tax-Free Series will be invested so that at least 80% of the Series' income will be exempt from federal income taxes.


                  The following investment restriction may be changed by a vote of the majority of the Board of Directors of the Fund. No Series will invest more than 10% of the value of its net assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days.


                  The following investment restriction, that may be changed by a vote of the majority of the Board of Directors of the Fund, applies to the Treasury Series. The Treasury Series will limit investments in U.S. Government obligations to U.S. Treasury obligations.



                             PORTFOLIO TRANSACTIONS


                  The Advisor is responsible for decisions to buy and sell securities for the Fund, broker-dealer selection and negotiation of commission rates. Since purchases and sales of portfolio securities by the Fund are usually principal transactions, the Fund incurs little or no brokerage commissions. Portfolio securities are normally purchased directly from the issuer or from a market maker for the securities. The purchase price paid to dealers serving as market makers may include a spread between the bid and asked prices. The Fund may also purchase securities from underwriters at prices which include a commission paid by the issuer to the underwriter. During the fiscal years ended March 31, 1999, March 31, 1998, and March 31, 1997, the Fund incurred no brokerage commissions.


                  The Fund does not seek to profit from short-term trading, and will generally (but not always) hold portfolio securities to maturity. The Fund's fundamental policies require that investments mature within one year or less, and the amortized cost method of valuing portfolio securities requires that the Fund maintain an average weighted portfolio maturity of 90 days or less. Both policies may result in relatively high portfolio turnover, but since brokerage commissions are not normally paid on money market instruments, the high rate of portfolio turnover is not expected to have a material effect on the Fund's net income or expenses.


                  The Advisor's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. To the extent that the executions and prices offered by more than one dealer are comparable, the Advisor may, at its discretion, effect transactions with dealers that furnish statistical, research or other information or services which are deemed by the Advisor to be beneficial to the Fund's investment program. Certain research services furnished by dealers may be useful to the Advisor with clients other than the Fund. Similarly, any research services received by the Advisor through placement of portfolio transactions of other clients may be of value to the Advisor in fulfilling its obligations to the Fund. The Advisor is of the opinion that the material received is beneficial in supplementing its research and analysis, and, therefore, may benefit the Fund by improving the quality of its investment advice. The advisory fee paid by the Fund is not reduced because the Advisor receives such services. During the fiscal years ended March 31, 1999, March 31, 1998, and March 31, 1997, the Advisor directed no transactions to dealers and paid no related commissions because of research services provided to the Fund.

                  The Fund is required to identify any securities of its "regular brokers or dealers" (as such term is defined in the 1940 Act) which the Fund has acquired during its most recent fiscal year. As of March 31, 1999, the Fund held a 4.90% repurchase agreement issued by Goldman Sachs & Co. valued at $85,721,970. Goldman Sachs & Co. is a regular broker-dealer of the Fund.


                  The Advisor and its affiliates manage several other investment accounts, some of which may have objectives similar to that of the Fund. It is possible that at times, identical securities will be acceptable for one or more of such investment accounts. However, the position of each account in the securities of the same issue may vary and the length of time that each account may choose to hold its investment in the securities of the same issue may likewise vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities consistent with the investment policies of the Fund and one or more of these accounts is considered at or about the same time, transactions in such securities will be allocated in good faith among the Fund and such accounts in a manner deemed equitable by the Advisor. The Advisor may combine such transactions, in accordance with applicable laws and regulations, in order to obtain the best net price and most favorable execution. The allocation and combination of simultaneous securities purchases on behalf of the Fund's three series will be made in the same way that such purchases are allocated among or combined with those of other such investment accounts. Simultaneous transactions could adversely affect the ability of the Fund to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

                  Portfolio securities will not be purchased from or sold to or through any "affiliated person" of the Advisor, as defined in the 1940 Act. In making decisions with respect to purchase of portfolio securities for the Fund, the Advisor will not take into consideration whether a dealer or other financial institution has executed a Shareholder Servicing Agreement with ICC Distributors.

                  Provisions of the 1940 Act and rules and regulations thereunder have been construed to prohibit the Fund's purchasing securities or instruments from or through, or selling securities or instruments to or through, any holder of 5% or more of the voting securities of any investment company managed or advised by the Advisor. The Fund has obtained an order of exemption from the SEC which permits the Fund to engage in such transactions with a 5% holder, if the 5% holder is one of the 50 largest U.S. banks measured by deposits. Purchases from these 5% holders are subject to quarterly review by the Fund's Board of Directors, including the Independent Directors. Additionally, such purchases and sales are subject to the following conditions:

                  (1) The Fund will maintain and preserve a written copy of the internal control procedures for the monitoring of such transactions, together with a written record of any such transactions setting forth a description of the security purchased or sold, the identity of the purchaser or seller, the terms of the purchase or sale transactions and the information or materials upon which the determinations to purchase or sell each security were made;

                  (2) Each security to be purchased or sold by the Fund will be:
                  (i) consistent with the Fund's investment policies and objectives; (ii) consistent with the interests of the Fund's shareholders; and (iii) comparable in terms of quality, yield, and maturity to similar securities purchased or sold during a comparable period of time;

                  (3) The terms of each transaction will be reasonable and fair to the Fund's shareholders and will not involve overreaching on the part of any person; and

                  (4) Each commission, fee, spread or other remuneration received by a 5% holder will be reasonable and fair compared to the commission, fee, spread or other remuneration received by other brokers or dealers in connection with comparable transactions involving similar securities purchased or sold during a comparable period of time and will not exceed the limitations set forth in Section 17(e)(2) of the 1940 Act.


                              FINANCIAL STATEMENTS

                  See next page.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                         March 31, 1999

                                     Rating (d)
                                     ----------    Par
PRIME SERIES                         S&P Moody's  (000)        Value
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Commercial Paper - 88.4%
--------------------------------------------------------------------------------

Automotive Finance - 8.4%
  Ford Motor Credit Corp.
   4.80%    4/9/99                    A-1  P-1   $10,000   $  9,989,333
   4.84%    4/15/99                   A-1  P-1    40,000     39,924,711
   4.85%    4/23/99                   A-1  P-1    20,000     19,940,722
   4.79%    5/14/99                   A-1  P-1    35,000     34,799,751
   4.83%    7/15/99                   A-1  P-1     6,500      6,408,431
PACCAR Financial Corp.
   4.84%    4/1/99                    A-1+ P-1     6,000      6,000,000
   4.90%    4/16/99                   A-1+ P-1     7,700      7,684,279
   4.85%    4/26/99                   A-1+ P-1     8,000      7,973,056
   4.79%    5/11/99                   A-1+ P-1     5,000      4,973,389
   4.79%    5/12/99                   A-1+ P-1    12,000     11,934,537
   4.83%    6/1/99                    A-1+ P-1     3,100      3,074,629
   4.83%    6/2/99                    A-1+ P-1     3,400      3,371,718
   4.81%    6/22/99                   A-1+ P-1     8,000      7,912,351
   4.81%    6/24/99                   A-1+ P-1    49,000     48,450,057
  Toyota Motor Credit Corp.
   5.00%    4/8/99                    A-1+ P-1    10,000      9,990,278
   4.78%    4/9/99                    A-1+ P-1    20,000     19,978,756
   4.80%    5/25/99                   A-1+ P-1    45,000     44,676,000
   4.84%    5/25/99                   A-1+ P-1    23,218     23,049,437
   4.81%    6/25/99                   A-1+ P-1    25,000     24,716,076
   4.81%    6/28/99                   A-1+ P-1    20,000     19,764,844
                                                           ------------
                                                            354,612,355
                                                           ------------
Banks - 4.5%
  Bank One Corp.
   4.83%    9/17/99                   A-1  P-1    30,000     29,319,775
  Suntrust Bank
   4.84%    5/26/99                   A-1  P-1    15,000     14,889,083
  Wells Fargo Bank
   4.83%    4/9/99                    A-1  P-1    25,000     24,973,167
   4.81%    4/30/99                   A-1  P-1    25,000     24,903,132
   4.81%    5/28/99                   A-1  P-1    25,000     24,809,604
   4.82%    6/30/99                   A-1  P-1    25,000     24,698,750
   4.83%    7/19/99                   A-1  P-1    20,000     19,707,517
   4.83%    7/21/99                   A-1  P-1    25,000     24,627,688
                                                           ------------
                                                            187,928,716
                                                           ------------
Beverages - Soft Drinks - 3.6%
  Coca-Cola Co.
   4.75%    4/27/99                   A-1+ P-1     4,500      4,484,563
   4.75%    4/28/99                   A-1+ P-1    40,000     39,857,500
   4.82%    5/17/99                   A-1+ P-1    14,875     14,783,387

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

                                     Rating (d)
                                     ----------    Par
PRIME SERIES (continued)             S&P Moody's  (000)        Value
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Commercial Paper (continued)
--------------------------------------------------------------------------------

Beverages - Soft Drinks (continued)
   4.81%    5/28/99                   A-1+ P-1   $50,000  $  49,619,604
   4.78%    5/21/99                   A-1+ P-1    20,000     19,867,222
   4.80%    6/23/99                   A-1+ P-1    19,791     19,571,980
  PepsiCo, Inc.
   4.81%    8/19/99                   A-1  P-1     5,000      4,996,830
                                                           ------------
                                                            153,181,086
                                                           ------------
Chemicals, General - 3.6%
  E.I. duPont de Nemours and Co.
   4.79%    4/12/99                   A-1+ P-1     8,200      8,187,998
   4.77%    4/29/99                   A-1+ P-1    50,000     49,814,373
   4.79%    4/29/99                   A-1+ P-1    40,000     39,850,978
   4.80%    5/13/99                   A-1+ P-1    15,000     14,916,000
   4.79%    5/14/99                   A-1+ P-1    40,000     39,771,144
                                                           ------------
                                                            152,540,493
                                                           ------------
Chemicals, Specialty - 2.2%
  Minnesota Mining & Manufacturing Co.
   4.80%    4/19/99                   A-1+ P-1    15,000     14,964,000
   4.80%    5/21/99                   A-1+ P-1    25,000     24,833,333
   4.80%    7/19/99                   A-1+ P-1    55,000     54,200,667
                                                           ------------
                                                             93,998,000
                                                           ------------
Computer & Office Equipment - 1.2%
  Pitney Bowes Credit Corp.
   4.84%    4/5/99                    A-1+ P-1    25,000     24,986,556
   4.90%    4/12/99                   A-1+ P-1    24,300     24,263,618
                                                           ------------
                                                             49,250,174
                                                           ------------
Electrical and Electronics - 3.7%
  Motorola Credit Corp.
   4.81%    6/10/99                   A-1+ P-1    30,000     29,719,417
   4.81%    6/11/99                   A-1+ P-1    26,000     25,753,354
  Motorola Inc.
   4.80%    4/16/99                   A-1+ P-1    10,000      9,980,000
   4.82%    5/27/99                   A-1+ P-1    35,000     34,737,578
   4.83%    5/27/99                   A-1+ P-1    22,130     21,963,730
   4.82%    6/4/99                    A-1+ P-1    35,000     34,700,089
                                                           ------------
                                                            156,854,168
                                                           ------------
Entertainment - 1.5%
  Walt Disney Co.
   4.85%    4/15/99                   A-1  P-1    25,000     24,952,847
   4.82%    9/24/99                   A-1  P-1    40,000     39,057,422
                                                           ------------
                                                             64,010,269
                                                           ------------

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                         March 31, 1999

                                     Rating (d)
                                     ----------    Par
PRIME SERIES (continued)             S&P Moody's  (000)        Value
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Commercial Paper (continued)
--------------------------------------------------------------------------------

Finance, Consumer - 5.8%
  American General Finance Corp.
   4.83%    6/10/99                   A-1  P-1   $25,000   $ 24,765,208
   4.84%    6/11/99                   A-1  P-1    25,000     24,761,361
   4.83%    7/26/99                   A-1  P-1    35,000     34,455,283
  USAA Capital Corp.
   4.78%    4/7/99                    A-1+ P-1    18,810     18,795,015
   4.80%    4/14/99                   A-1+ P-1    25,000     24,956,667
   4.85%    4/15/99                   A-1+ P-1    10,000      9,981,139
   4.82%    4/16/99                   A-1+ P-1    27,000     26,945,775
   4.80%    4/30/99                   A-1+ P-1    10,000      9,961,333
   4.80%    5/13/99                   A-1+ P-1    15,000     14,916,000
   4.82%    5/13/99                   A-1+ P-1    15,000     14,915,650
   4.76%    5/28/99                   A-1+ P-1     6,700      6,649,504
   4.83%    6/4/99                    A-1+ P-1    12,242     12,136,882
   4.80%    6/25/99                   A-1+ P-1    20,000     19,773,333
                                                           ------------
                                                            243,013,150
                                                           ------------
Finance, Diversified - 6.6%
  Associates Corp.of North America
   4.83%    4/12/99                   A-1+ P-1     8,000      7,988,193
   4.85%    4/30/99                   A-1+ P-1    15,000     14,941,396
   4.78%    5/14/99                   A-1+ P-1    25,000     24,857,324
   4.82%    5/17/99                   A-1+ P-1    50,000     49,692,056
  Associates First Capital Corp.
   4.83%    5/24/99                   A-1+ P-1    22,000     21,843,562
  General Electric Capital Corp.
   5.02%    4/23/99                   A-1+ P-1    15,000     14,953,983
   4.82%    5/5/99                    A-1+ P-1    12,000     11,945,373
   4.82%    6/3/99                    A-1+ P-1    35,000     34,704,775
   4.83%    6/4/99                    A-1+ P-1    20,000     19,828,267
   4.77%    6/18/99                   A-1+ P-1    20,000     19,793,300
   4.88%    7/6/99                    A-1+ P-1    13,000     12,830,827
   4.83%    7/28/99                   A-1+ P-1    20,000     19,683,367
   4.83%    8/16/99                   A-1+ P-1    15,000     14,724,288
  General Electric Co.
   4.85%    6/3/99                    A-1+ P-1    10,000      9,915,125
                                                           ------------
                                                            277,701,836
                                                           ------------

Finance, Leasing - 2.6%
  International Lease Finance Corp.
   4.81%    4/9/99                    A-1+ P-1    25,000     24,973,278
   4.83%    4/9/99                    A-1+ P-1    20,000     19,978,533

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

                                     Rating (d)
                                     ----------    Par
PRIME SERIES (continued)             S&P Moody's  (000)        Value
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Commercial Paper (continued)
--------------------------------------------------------------------------------

Finance, Leasing (continued)
   4.83%    4/13/99                   A-1+ P-1   $22,000   $ 21,964,580
   4.81%    5/5/99                    A-1+ P-1    25,000     24,886,431
   4.83%    6/3/99                    A-1+ P-1     8,100      8,031,535
   4.73%    7/20/99                   A-1+ P-1     6,000      5,913,283
   4.84%    9/16/99                   A-1+ P-1     4,450      4,349,489
                                                           ------------
                                                            110,097,129
                                                           ------------
Food - 0.6%
  Campbell Soup Co.
   4.80%    6/14/99                   A-1+ P-1    23,790     23,555,272
                                                           ------------
Household Products - 6.8%
  Johnson & Johnson
   4.85%    4/9/99                    A-1+ P-1    30,000     29,967,667
   4.75%    5/10/99                   A-1+ P-1    50,000     49,742,708
   4.75%    6/2/99                    A-1+ P-1    28,200     27,969,308
   4.78%    7/20/99                   A-1+ P-1     6,900      6,799,222
   4.78%    7/21/99                   A-1+ P-1    22,500     22,168,388
  Procter & Gamble Co.
   4.75%    5/13/99                   A-1+ P-1    34,000     33,811,583
   4.78%    5/13/99                   A-1+ P-1    50,000     49,721,167
   4.80%    5/27/99                   A-1+ P-1    40,000     39,701,333
   4.82%    5/27/99                   A-1+ P-1     5,000      4,962,511
   4.82%    6/18/99                   A-1+ P-1    20,000     19,791,133
                                                           ------------
                                                            284,635,020
                                                           ------------
Insurance, Property and Casualty - 1.2%
  A.I. Credit Corp.
   4.80%    4/8/99                    A-1+ P-1    50,000     49,953,333
                                                           ------------
Integrated Oil - 3.5%
  Shell Oil Co.
   4.78%    5/13/99                   A-1+ P-1    50,000     49,721,167
   4.79%    5/14/99                   A-1+ P-1    50,000     49,713,931
   4.82%    5/14/99                   A-1+ P-1    50,000     49,712,139
                                                           ------------
                                                            149,147,237
                                                           ------------
Oil Transportation - 0.9%
  Colonial Pipeline Co.
   4.85%    4/23/99                   A-1+ P-1     2,000      1,994,072
   4.84%    5/10/99                   A-1+ P-1    15,200     15,120,301
   4.83%    6/21/99                   A-1+ P-1     5,000      4,945,663
   4.80%    7/9/99                    A-1+ P-1     3,500      3,453,800
   4.83%    7/28/99                   A-1+ P-1    12,000     11,810,020
                                                           ------------
                                                             37,323,856
                                                           ------------

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                         March 31, 1999

                                     Rating (d)
                                     ----------    Par
PRIME SERIES (continued)             S&P Moody's  (000)        Value
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Commercial Paper (continued)
--------------------------------------------------------------------------------


Pharmaceuticals - 7.9%
  Abbott Laboratories
   4.82%    4/16/99                   A-1+ P-1   $25,550   $ 25,498,687
   4.88%    4/26/99                   A-1+ P-1    28,500     28,403,417
  Pfizer Inc.
   4.82%    4/13/99                   A-1+ P-1    60,000     59,903,600
   4.85%    4/16/99                   A-1+ P-1    50,000     49,898,958
   4.82%    4/30/99                   A-1+ P-1    40,000     39,844,689
  Schering - Plough Corp.
   4.75%    4/16/99                   A-1+ P-1    22,399     22,354,669
   4.85%    4/20/99                   A-1+ P-1     4,800      4,787,713
   4.82%    5/14/99                   A-1+ P-1    22,000     21,873,341
   4.83%    5/14/99                   A-1+ P-1    23,000     22,867,309
   4.82%    5/28/99                   A-1+ P-1    18,000     17,862,630
  Warner - Lambert Co.
   4.79%    5/17/99                   A-1+ P-1    30,000     29,816,383
   4.82%    5/18/99                   A-1+ P-1    11,150     11,079,836
                                                           ------------
                                                            334,191,232
                                                           ------------
Publishing - 0.4%
  Gannett Co.
   4.90%    4/23/99                   A-1+ P-1    14,600     14,556,281
                                                           ------------

Retail - Food Chains - 1.2%
  McDonald's Corp.
   4.95%    4/1/99                    A-1+ P-1    50,000     50,000,000
                                                           ------------

Structured Finance - 11.2%
  CIESCO, L.P.
   4.85%    4/7/99                    A-1+ P-1    15,000     14,987,875
   4.80%    4/9/99                    A-1+ P-1    45,000     44,952,000
   4.86%    4/13/99                   A-1+ P-1    30,500     30,450,590
   4.85%    5/7/99                    A-1+ P-1    15,000     14,927,250
   4.78%    5/11/99                   A-1+ P-1    20,000     19,893,778
   4.85%    5/14/99                   A-1+ P-1    17,945     17,841,044
   4.83%    6/8/99                    A-1+ P-1    15,000     14,863,150
  Corporate Receivables Corp.
   4.83%    4/7/99                    A-1+ P-1    40,000     39,967,800
   4.83%    4/14/99                   A-1+ P-1    10,000      9,982,558
   4.82%    4/23/99                   A-1+ P-1    15,000     14,955,817
   4.83%    5/21/99                   A-1+ P-1    30,000     29,798,750
   4.84%    5/21/99                   A-1+ P-1    35,000     34,764,722
   4.87%    6/4/99                    A-1+ P-1    28,000     27,757,582

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

                                        Rating (d)
                                      -------------   Par
PRIME SERIES (continued)               S&P  Moody's  (000)        Value

COMMERCIAL PAPER (continued)

Structured Finance (continued)
  Corporate Asset Funding Co., Inc.
   4.81%    4/22/99                   A-1+ P-1   $20,000   $ 19,943,883
   4.88%    5/6/99                    A-1+ P-1    40,000     39,810,222
   4.87%    5/11/99                   A-1+ P-1    12,000     11,935,067
   4.84%    5/12/99                   A-1+ P-1    45,000     44,751,950
   4.86%    5/25/99                   A-1+ P-1    25,000     24,817,750
   4.84%    6/3/99                    A-1+ P-1    15,000     14,872,950
                                                          -------------
                                                            471,274,738
                                                          -------------
Telephone - 11.0%
  Ameritech Capital Funding Corp.
   4.85%    4/22/99                   A-1+ P-1    52,755     52,605,747
  AT&T Corp.
   4.84%    4/14/99                   A-1+ P-1    20,000     19,965,044
   4.83%    5/20/99                   A-1+ P-1    30,000     29,802,775
   4.81%    6/8/99                    A-1+ P-1    40,000     39,636,578
  Bell Atlantic Network Funding Corp.
   4.76%    4/5/99                    A-1+ P-1    20,000     19,989,422
   4.80%    4/6/99                    A-1+ P-1    17,000     16,988,667
  Bell South Capital Funding Corp.
   4.78%    4/13/99                   A-1+ P-1     8,000      7,987,253
   4.80%    4/14/99                   A-1+ P-1    50,000     49,913,333
   4.80%    4/23/99                   A-1+ P-1    29,000     28,914,933
   4.84%    4/23/99                   A-1+ P-1    30,000     29,911,267
  Bell South Telecommunications, Inc.
   4.80%    4/9/99                    A-1+ P-1    10,000      9,989,333
   4.85%    4/14/99                   A-1+ P-1    20,000     19,964,972
  SBC Communications Inc.
   5.00%    4/1/99                    A-1+ P-1    75,000     75,000,000
   4.81%    5/6/99                    A-1+ P-1    40,000     39,812,944
   4.81%    5/7/99                    A-1+ P-1    25,000     24,879,750
                                                          -------------
                                                            465,362,018
                                                          -------------
  Total Commercial Paper
    (Cost $3,723,186,363)                                 3,723,186,363
                                                          -------------

FLOATING RATE - NOTES - 1.5%
  Associates Corp. of North America
   4.89%    3/20/00                   A-1+ P-1    40,000     39,973,208
  Federal Home Loan Mortgage Corp.
   4.77%    11/9/99                   A-1+ P-1    25,000     24,989,569
                                                           ------------
Total Floating Rate - Notes
  (Cost $64,962,777)                                         64,962,777
                                                           ------------

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                         March 31, 1999

                                     Rating (d)
                                     ----------    Par
PRIME SERIES (continued)             S&P Moody's  (000)        Value
--------------------------------------------------------------------------------

MEDIUM-TERM NOTE - 0.1%
  Pitney Bowes, Inc.
   6.54%    7/15/99                   A-1+ P-1   $ 5,000   $  5,023,414
                                                           ------------
Total Medium-Term Note
  (Cost $5,023,414)                                           5,023,414
                                                           ------------

FEDERAL HOME LOAN BANK - 0.2%
  FHLB
   5.53%    7/27/99                   A-1+ P-1    10,425     10,423,310
                                                           ------------
Total Federal Home Loan Bank
  (Cost $10,423,310)                                         10,423,310
                                                           ------------

FEDERAL HOME LOAN MORTGAGE- 0.4%
  FHLM
   4.70%    4/30/99                   AAA  --     15,000     14,943,209
                                                           ------------
Total Federal Home Loan
  (Cost $14,943,209)                                         14,943,209
                                                           ------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.5%
  FNMA
   4.92%    6/18/99                  --    P-1    20,000     19,786,800
                                                           ------------
Total Federal National Mortgage Association
  (Cost $19,786,800)                                         19,786,800
                                                           ------------

CERTIFICATES OF DEPOSIT - 7.0%

  First Chicago NBD Corporation
   4.83%    4/20/99                   A-1+ P-1    10,000     10,000,000
   4.85%    5/24/99                   A-1+ P-1    50,000     50,000,000
   4.90%    6/7/99                    A-1+ P-1    40,000     40,000,000
   4.88%    6/30/99                   A-1+ P-1    25,000     25,000,000
  NationsBank Corporation
   5.02%    5/3/99                    A-1+ P-1    25,000     25,000,000
   5.00%    5/10/99                   A-1+ P-1    35,000     35,000,000
   4.92%    7/6/99                    A-1+ P-1    10,000     10,000,000
  Wachovia Bank
   4.86%    4/22/99                   A-1+ P-1    50,000     50,000,289
   4.85%    5/20/99                   A-1+ P-1    50,000     50,000,000
                                                           ------------
Certificates of Deposit
  (Cost $295,000,289)                                       295,000,289
                                                           ------------

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

                                     Rating (d)
                                    -----------   Par
PRIME SERIES (concluded)            S&P Moody's  (000)        Value
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 2.0%b
   Goldman Sachs & Co.
   4.90%     4/1/99e                          $   85,721    $85,721,970
                                                           ------------

TOTAL REPURCHASE AGREEMENT
  (Cost $85,721,970)                                         85,721,970
                                                           ------------
TOTAL INVESTMENTS--100.1%
  (Cost $4,219,048,132)c                                 $4,219,048,132
LIABILITIES IN EXCESS OF OTHER ASSETS, NET--(0.1)%           (5,281,780)
                                                         --------------
NET ASSETS--100.0%                                       $4,213,766,352
                                                         --------------
Net Asset Value, Offering and Redemption Price Per:
  Prime Share
    ($3,727,990,170 / 3,727,906,079 shares outstanding)           $1.00
                                                                  =====
  Flag Investors Class A Share
    ($13,028,272 / 13,027,769 shares outstanding)                 $1.00
                                                                  =====
  Flag Investors Class B Share
    ($2,355,863 / 2,355,780 shares outstanding)                   $1.00
                                                                  =====
  Institutional Prime Share
    ($388,447,492 / 388,440,636 shares outstanding)               $1.00
                                                                  =====
  Quality Cash Reserve Prime Share
    ($81,944,555 / 81,938,027 shares outstanding)                 $1.00
                                                                  -----

-----------

(a) Most commercial paper is traded on a discount basis. In such cases, the interest rate shown represents the yield at time of purchase by the Fund.
(b) Collateral on tri party repurchase agreements held by the agent of the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to insure market value as being at least 102 percent of the resale price of the repurchase agreement at time of purchase.
(c)  Aggregate cost for financial reporting and federal tax purposes.
(d) The credit ratings are not covered by the report of independent accountants.
(e) Dated 3/31/99 principal and interest in the amount of $85,733,638, due 04/01/99 (Collateralized by U.S. Treasury Note, par value of $48,920,000, coupon rate of 6.375, due 03/31/01, value of $50,185,071; U.S. Treasury Bond, par value of $1,789,000, coupon rate of 10.75%, due 08/15/05, value of $2,326,083; U.S. Treasury Bill, par value of $34,930,000, coupon rate of 4.51%, due 04/01/99, value of $34,925,564).

MOODY'S RATINGS:
  Aaa Bonds that are judged to be of the best quality.
  P-1 Commercial paper bearing this designation is of the best quality.

S&P RATINGS:
  AAA Obligations that are of the highest quality.
  A-1 Commercial paper that has a strong degree of safety regarding timely payment. Those issues determined to possess very strong safety characteristics are denoted with a plus (+) sign.


                      See Notes to Financial Statements

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                         March 31, 1999

                              Maturity     Par
TREASURY SERIES                 Date      (000)         Value
--------------------------------------------------------------------------------

U.S. TREASURY BILLS(a) - 71.5%
    4.370%                      4/1/99      $ 250     $   250,000
    4.400%                     14/1/99     14,180      14,180,000
    4.425%                      4/1/99     18,815      18,815,000
    4.305%                     4/15/99      2,360       2,356,049
    4.820%                     4/15/99        560         558,950
    4.850%                     4/15/99     32,945      32,882,862
    4.260%                     4/22/99     22,310      22,254,560
    4.470%                     4/22/99      5,130       5,116,624
    4.485%                     4/22/99     75,000      74,803,781
    4.730%                     4/22/99     39,730      39,620,378
    4.745%                     4/22/99     45,000      44,875,444
    4.800%                     4/22/99     11,590      11,557,548
    4.405%                     5/13/99     20,000      19,897,217
    4.410%                     5/13/99     79,880      79,469,017
    4.415%                     5/20/99     30,000      29,819,721
    4.400%                     5/27/99      7,715       7,662,195
    4.420%                     5/27/99     16,680      16,565,316
    4.430%                     5/27/99     16,550      16,435,952
    4.450%                     5/27/99     32,385      32,160,824
    4.470%                     5/27/99      2,400       2,383,312
    4.485%                     5/27/99     38,000      37,734,887
    4.490%                     5/27/99      3,615       3,589,751
    4.530%                     5/27/99     25,000      24,823,833
    4.390%                     6/10/99     50,000      49,573,194
    4.470%                     6/10/99     41,000      40,643,642
    4.505%                     6/10/99     42,685      42,311,091
    4.380%                     6/24/99      1,155       1,143,196
                                                    -------------
Total U.S. Treasury Bills                           $ 671,484,344
                                                    -------------

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------


                              Maturity     Par
TREASURY SERIES (concluded)     Date      (000)          Value
--------------------------------------------------------------------------------

U.S. TREASURY NOTES - 31.4%
    6.375%                     4/30/99   $ 35,000    $ 35,047,578
    6.500%                     4/30/99    171,414     171,677,367
    6.000%                     6/30/99     30,000      30,102,434
    6.750%                     6/30/99     23,000      23,112,381
    6.375%                     7/15/99     15,000      15,067,252
    6.875%                     8/31/99     20,210      20,386,466
                                                     ------------
Total U.S. Treasury Notes                             295,393,477
                                                     ------------
TOTAL U.S. TREASURY SECURITIES                        966,877,821
                                                     ------------
TOTAL INVESTMENTS--102.9%
  (Cost $933,994,942)                               $ 966,877,821b
LIABILITIES IN EXCESS OF ASSETS--(2.9)%               (27,615,002)
                                                    -------------
TOTAL NET ASSETS--100.0%                            $ 939,262,819
                                                    =============
Net Asset Value, Offering and Redemption Price Per:
  Treasury Share
    ($816,700,318 / 816,622,190 shares outstanding)         $1.00
                                                            =====
  Institutional Treasury Share
    ($122,561,713 / 122,561,713 shares outstanding)         $1.00
                                                            =====

------------
(a) U.S. Treasury bills are traded on a discount basis. In such cases, the interest rate shown represents the yield at the date of purchase.
(b)  Aggregate cost for financial reporting and federal tax purposes.

                      See Notes to Financial Statements

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                           March 31, 1999

                                               Rating*
                                            ------------   Par
TAX-FREE SERIES                             S&P  Moody's  (000)       Value
--------------------------------------------------------------------------------
Alabama - 1.4%
  Alabama Housing Finance Authority,
    Multifamily Housing, Refunding RB
    (Heatherbrooke Project), (Guaranteed
    by FNMA), Variable Rate Weekly
    Demand Note, 3.00%, 6/15/26(a)         A-1+     --    $9,900   $   9,900,000
  Alabama Housing Finance Authority,
    Multifamily Housing, Refunding RB
    (Rime Village Hoover Project),
    (Guaranteed by FNMA), Variable Rate
    Weekly Demand Note, 3.00%, 6/15/26(a)  A-1+     --     5,800       5,800,000
                                                                   -------------
                                                                      15,700,000
                                                                   -------------

Arizona - 0.1%
  Phoenix, Arizona, G.O., Series A
    3.75%, 7/1/99                           AA+      Aa1   1,200       1,202,054
                                                                   -------------
Arkansas - 0.2%
  Arkansas State Development Finance
    Authority Health Care Facilities,
    (Sisters of Mercy Health), Series B,
    Variable Rate Weekly Demand Note,
    3.00%, 6/1/12(a)                        AA+   VMIG-1   1,800       1,800,000
                                                                   -------------

Colorado - 3.5%
  Colorado Health Facilities Authority
    Revenue, (Catholic Health
    Initiatives), Series B,
    Variable Rate Weekly
    Demand Note, 3.00%, 12/1/25(a)         A-1+   VMIG-1  11,800      11,800,000
  Colorado Housing Finance Authority,
    Multifamily Housing, (Huntington
    Project), (Guaranteed by FNMA),
    Variable Rate Weekly Demand Note,
    3.00%, 10/15/16(a)                     A-1+       --   2,400       2,400,000
  Colorado Housing Finance Authority,
    Multifamily Housing, (Loretto
    Project), (Guaranteed by FNMA),
    Variable Rate Weekly Demand Note,
    3.00%, 10/15/16(a)                     A-1+       --   9,100       9,100,000

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------


                              Rating*       Par
--------------------------------------------------------------------------------
TAX-FREE SERIES (continued)                 S&P  Moody's  (000)       Value

Colorado (continued)
  Colorado Housing Finance Authority,
    Multifamily Housing, (Silver Reef
    Project), (Guaranteed by FNMA),
    Variable Rate Weekly Demand Note,
    3.00%, 10/15/16(a)                     A-1+       -- $ 9,490   $   9,490,000
  Colorado State, General Fund Revenue,
    TRAN, Series A, 4.25%, 6/25/99        SP-1+       --   4,000       4,006,694
  Platte River Power Authority,
    Colorado, Series D, (MBIA Insured),
    5.00%, 6/1/99                          AAA       Aaa   2,320       2,328,032
                                                                   -------------
                                                                      39,124,726
                                                                   -------------

Delaware - 0.4%
  Delaware State, G.O., Series A
    4.60%, 3/1/00                           AA+      Aa1   1,000       1,013,400
  Delaware State, G.O., Series B
    5.00%, 5/1/99                           AA+      Aa1   1,500       1,501,592
  Delaware State, G.O., Series B
    6.85%, 5/1/99                           AA+      Aa1   1,750       1,754,289
                                                                   -------------
                                                                       4,269,281
                                                                   -------------

Florida - 1.3%
  Florida State, Department of
    Environmental Preservation
    2000-B, (FSA Insured),
    4.50%, 7/1/99                           AAA      Aaa   1,000       1,002,425
  Sunshine State, Local Government,
    Financing Commission, Adj Rate
    Revenue Bonds, (AMBAC Insured),
    Tax Exempt Commercial Paper Mode,
    3.05%, 7/28/99                           --   VMIG-1   5,000       5,000,000
  Sunshine State, Local Government,
    Financing Commission, Adj Rate
    Revenue Bonds, (AMBAC Insured),
    Tax Exempt Commercial Paper Mode,
    3.10%, 8/6/99                            --   VMIG-1   7,000       7,000,000
  Tampa Health Facilities Authority RB,
    (Lifelink Foundation Inc. Project),
    (LOC: SunTrust Bank), Variable Rate
    Weekly Demand Note, 3.10%, 8/1/22(a)     --      Aa3   1,500       1,500,000
                                                                   -------------
                                                                      14,502,425
                                                                   -------------

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                         March 31, 1999

                                               Rating*
                                            ------------   Par
TAX-FREE SERIES (continued)                 S&P  Moody's  (000)       Value
--------------------------------------------------------------------------------

Georgia - 5.9%
  Cobb County, Georgia, Housing
    Authority, (Post Mill Project),
    (Guaranteed by FNMA), Variable
    Rate Weekly Demand Note,
    3.00%, 6/1/25(a)                       A-1+       -- $ 9,380     $ 9,380,000
  Columbus County, Georgia, Housing
    Authority Revenue, (Columbus State
    University Foundation, Inc.),
    (LOC: SunTrust Bank), Variable
    Rate Weekly Demand Note,
    3.10%, 11/7/17(a)                        --      Aa3   2,300       2,300,000
  De Kalb County, Georgia, Housing
    Authority, Multifamily Housing,
    (Camden Brook Project), (Guaranteed
    by FNMA), Variable Rate Weekly
    Demand Note, 3.05%, 6/15/25(a)         A-1+       --   5,400       5,400,000
  De Kalb County, Georgia, Housing
    Authority, Multifamily Housing,
    (Clairmont Crest Project),
    (Guaranteed by FNMA), Variable
    Rate Weekly Demand Note,
    3.05%, 6/15/25(a)                      A-1+       --   1,400       1,400,000
  De Kalb County, Georgia, Housing
    Authority, Multifamily Housing,
    (Post Ashford Project),
    (Guaranteed by FNMA), Variable
    Rate Weekly Demand Note,
    3.00%, 6/1/25(a)                       A-1+       --   7,895       7,895,000
  Fulton County, Georgia, Development
    Authority Revenue (Georgia Tech
    Athletic Association Project),
    (LOC: SunTrust Bank), Variable
    Rate Weekly Demand Note,
    3.10%, 7/1/14(a)                         --      Aa3   8,050       8,050,000
  Georgia State, G.O., Series A,
    7.25%, 9/1/99                           AAA      Aaa   5,660       5,743,969
  Macon-Bibb County, Georgia, Hospital
    Authority Revenue, (Medical Center
    of Central Georgia), (LOC: SunTrust
    Bank), Variable Rate Weekly
    Demand Note, 3.10%, 8/1/18               --      Aa3   2,900       2,900,000

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

                                               Rating*
                                            -----------    Par
TAX-FREE SERIES (continued)                 S&P Moody's   (000)        Value
--------------------------------------------------------------------------------

Georgia  (continued)
  Macon-Bibb County, Georgia, Hospital
    Authority Revenue, (Medical Center
    of Central Georgia), (LOC: SunTrust
    Bank), Variable Rate Weekly Demand
    Note, 3.10%, 12/1/18(a)                A-1+      Aa3 $ 5,000   $   5,000,000
  Municipal Electric Authority of
    Georgia, Project One Bonds, Tax
    Exempt Commercial Paper Mode,
    (LOC: Morgan Guaranty Trust),
    3.10%, 7/9/99                          A-1+   VMIG-1   3,000       3,000,000
  Roswell Housing Authority,
    Multifamily Housing, (Post Canyon
    Project), (Guaranteed by FNMA),
    Variable Rate Weekly Demand Note,
    3.00%, 6/1/25(a)                       A-1+       --   5,500       5,500,000
  Smyrna Housing Authority, Multifamily
    Housing, (F&M Villages Project),
    (Guaranteed by FNMA), Variable Rate
    Weekly Demand Note, 3.00%, 6/6/25(a)   A-1+       --   9,700       9,700,000
                                                                   -------------
                                                                      66,268,969
                                                                   -------------

Idaho - 0.5%
  Idaho State, TANS 4.50%, 6/30/99        SP-1+    MIG-1   5,500       5,515,373
                                                                   -------------

Illinois - 9.6%
  Chicago, Illinois, G.O. Adjustable
    Tender Notes, (LOC: Morgan
    Guaranty Trust), 2.85%, 10/28/99       A-1+   VMIG-1   4,500       4,500,000
  Chicago, Illinois, Metro. Water
    Reclamation District, G.O.,
    4.15%, 12/1/99                           AA      Aa2   1,000       1,007,329
  Chicago, Illinois, Metro. Water
    Reclamation District, G.O.,
     4.70%, 12/1/99                          AA      Aa2   1,500       1,515,745
  Illinois Development Finance
    Authority, P.C.R., (Commonwealth
    Edison Company Project), Series C,
    (LOC: ABN AMRO Bank N.V.), Variable
    Rate Weekly Demand Note,
    3.05%, 3/1/09(a)                       A-1+      P-1   7,700       7,700,000

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BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                         March 31, 1999

                                              Rating*
                                            -----------    Par
TAX-FREE SERIES (continued)                 S&P Moody's   (000)        Value
--------------------------------------------------------------------------------

Illinois (continued)
  Illinois Development Finance
    Authority, P.C.R., (Illinois Power
    Company Project), Series A,
    (LOC: ABN Amro Bank N.V.),
    Variable Rate Weekly Demand Note,
    3.00%, 11/1/28(a)                      A-1+   VMIG-1 $ 2,500   $   2,500,000
  Illinois Development Finance
    Authority, P.C.R., (Illinois Power
    Company Project), Series B,
    (LOC: ABN Amro Bank N.V.),
    Variable Rate Weekly Demand
      Note, 3.05%, 11/1/28(a)              A-1+   VMIG-1   2,700       2,700,000
  Illinois Development Finance
    Authority, (Provena Health),
    Series B, (MBIA Insured),
    Variable Rate Daily Demand
    Note, 3.20%, 5/1/28(a)                 A-1+   VMIG-1   4,400       4,400,000
  Illinois Development Finance
    Authority, (Provena Health),
    Series C, (MBIA Insured),
    Variable Rate Weekly
    Demand Note, 3.00%, 5/1/28(a)          A-1+   VMIG-1   3,000       3,000,000
  Illinois Development Finance
    Authority Revenue, (Chicago Symphony
    Orchestra), (LOC: Northern Trust),
    Variable Rate Weekly Demand Note,
    2.95%, 12/1/28(a)                      A-1+   VMIG-1  11,300      11,300,000
  Illinois Development Finance
    Authority Revenue, (Fenwick High
    School Project), (LOC: Northern
    Trust), Variable Rate Weekly
    Demand Note, 2.95%, 3/1/32(a)          A-1+       --   8,200       8,200,000
  Illinois Educational Facilities
    Authority, (Field Museum of Natural
    History), (LOC: Northern Trust),
    2.90%, 11/1/25, Mandatory
    Put - 11/23/99 @ $100                    --   VMIG-1  10,000      10,000,000
  Illinois Health Facilities Authority,
    (Evanston Hospital Corp. Project),
    3.70%, 8/15/30 Mandatory
    Put -  7/15/99 @ $100                  A-1+   VMIG-1   5,000       5,000,000
  Illinois Health Facilities Authority,
    (Gottlieb Health Resources, Inc.),
    (LOC: Harris Trust and Savings Bank),
    Variable Rate Weekly Demand Note,
     2.95%, 11/15/24                         --   VMIG-1   2,500       2,500,000

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

                                              Rating*
                                            ------------   Par
TAX-FREE SERIES (continued)                 S&P  Moody's  (000)       Value
--------------------------------------------------------------------------------

Illinois  (continued)
  Illinois Health Facilities Authority,
    (Gottlieb Health Resources, Inc.),
    (LOC: Harris Trust and Savings Bank),
    Variable Rate Weekly Demand Note,
    2.95%, 11/15/25(a)                       --   VMIG-1  $6,300   $   6,300,000
  Illinois Health Facilities Authority,
    (Northwestern Memorial Hospital),
    Variable Rate Daily Demand Note,
    3.10%, 8/15/25(a)                      A-1+   VMIG-1  10,900      10,900,000
  Illinois Health Facilities Authority,
    Revolving Fund, Pooled Financing
    Program (University of Chicago
    Project), 2.95%, 8/1/15 Mandatory
    Put - 5/3/99 @ $100                    A-1+   VMIG-1  10,000      10,000,000
  Illinois Health Facilities Authority,
    Series A, (Evanston Hospital Corp.
    Project), 3.15%, 3/15/25 Mandatory
    Put - 8/2/99 @ $100                    A-1+   VMIG-1  10,000      10,000,000
  Illinois State, G.O., (MBIA Insured)
    5.38%, 5/1/99                           AAA      Aaa   2,500       2,503,485
  Illinois State, Sales Tax Revenue,
    Series U, 4.50%, 6/15/99                AAA      Aa2   1,000       1,003,047
  Illinois State, Sales Tax Revenue,
    Series V, 5.63%, 6/15/99                AAA      Aa2   1,000       1,005,294
  Schaumburg, Illinois, Series A,
    Variable Rate Weekly Demand Note,
    3.00%, 12/1/13(a)                      A-1+   VMIG-1   1,200       1,200,000
                                                                   -------------
                                                                     107,234,900
                                                                   -------------

Indiana - 2.8%
  Indiana Health Facilities Authority,
    (Charity Obligated Group),
    Series F, Variable Rate Weekly
    Demand Note, 2.90%, 11/1/26(a)         A-1+   VMIG-1   1,700       1,700,000
  Purdue University, Student Fee Bonds,
    Series K, Variable Rate Weekly
    Demand Note, 2.90%, 7/1/20(a)          A-1+   VMIG-1  20,625      20,625,000
  Purdue University, Student Fee Bonds,
    Series L, Variable Rate Weekly
    Demand Note, 2.90%, 7/1/20(a)          A-1+   VMIG-1   9,000       9,000,000
                                                                   -------------
                                                                      31,325,000
                                                                   -------------

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                           March 31, 1999

                                              Rating*
                                            ------------   Par
TAX-FREE SERIES (continued)                 S&P Moody's   (000)        Value
--------------------------------------------------------------------------------

Iowa - 0.3%
  Iowa Finance Authority, Hospital
    Facilities Revenue, (Iowa Health
    System), Series B, (AMBAC Insured),
    Variable Rate Weekly Demand Note,
    3.05%, 7/1/20 (a)                      A-1+   VMIG-1 $ 2,900   $   2,900,000
                                                                   -------------

Kansas - 0.1%
  Johnson County, Kansas, Union School
    District No. 229, G.O., Series A,
    6.40%, 10/1/99                           AA      Aa1   1,195       1,214,906
                                                                   -------------

Kentucky - 0.2%
  Kentucky Asset/Liability Commission,
    General Fund, TRAN, Series B,
    4.00%, 6/25/99                        SP-1+    MIG-1   2,500       2,503,811
                                                                   -------------

Louisiana - 2.6%
  East Baton Rouge Parish, Louisiana,
    P.C.R., (Georgia Pacific Corp.),
    (LOC: Wachovia Bank), Variable
    Rate Weekly Demand Note,
    3.00%, 10/1/99(a)                        --      P-1   3,800       3,800,000
  Louisiana Offshore Terminal Authority,
    Deepwater Port Revenue, First Stage
    1991A (Loop Inc.), (LOC: Morgan
    Guaranty Trust), Variable Rate
    Weekly Demand Note, 2.95%,
    9/1/17(a)                              A-1+   VMIG-1  17,610      17,610,000
  Louisiana Offshore Terminal Authority,
    Deepwater Port Revenue, First
    Stage 1991A (Loop Inc.), (LOC:
    UBS AG), Variable Rate Daily
    Demand Note, 3.15%, 9/1/06(a)            --   VMIG-1   7,600       7,600,000
                                                                   -------------
                                                                      29,010,000
                                                                   -------------

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

                                               Rating*
                                            ------------   Par
TAX-FREE SERIES (continued)                 S&P  Moody's  (000)        Value
--------------------------------------------------------------------------------

Maryland - 4.7%
  Baltimore County, Maryland,
    Metropolitan District 61st Issue,
    G.O., 6.75%, 4/1/99                     AAA      Aaa $ 1,000     $ 1,000,000
  Community Development Administration
    Multifamily Development, (Avalon Lea
    Apartments Project), (Guaranteed by
    FNMA), Variable Rate Weekly Demand
    Note, 2.90%, 6/15/26(a)                  --   VMIG-1   6,800       6,800,000
  Community Development Administration
    Multifamily Development, (Avalon
    Ridge Apartments Project), (Guaranteed
    by FNMA), Variable Rate Weekly
    Demand Note, 2.90%, 6/15/26(a)           --   VMIG-1  12,400      12,400,000
  Frederick County, Maryland, BAN,
    Variable Rate Weekly Demand Note,
    3.05%, 10/1/07(a)                      A-1+   VMIG-1   2,800       2,800,000
  Maryland State, G.O., 6.00%, 7/15/99      AAA      Aaa   3,310       3,340,411
  Maryland State, G.O., 6.70%, 7/15/99      AAA      Aaa   1,000       1,008,670
  Maryland State, G.O., 6.75%, 10/15/99
    3,000 3,056,739 Maryland
    State Health & Higher Educational
    Facilities Authority, (Charity
    Obligated Group), Series F,
    Variable Rate Weekly Demand Note,
    2.85%, 11/1/17(a)                      A-1+   VMIG-1  12,700      12,700,000
  Montgomery County, Maryland, G.O.,
    Series A, 4.88%, 5/1/99                 AAA      Aaa   4,060       4,063,815
  Washington Suburban Sanitary District,
    G.O., Variable Rate Weekly Demand
    Note, 3.05%, 8/1/04(a)                 A-1+   VMIG-1   5,000       5,000,000
  Washington Suburban Sanitary District,
    Water Supply, G.O., 4.00%, 6/1/99        AA      Aa1   1,200       1,200,579
                                                                   -------------
                                                                      53,370,214
                                                                   -------------

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                           March 31, 1999

                                              Rating*
                                            ------------   Par
TAX-FREE SERIES (continued)                 S&P Moody's   (000)        Value
--------------------------------------------------------------------------------

Massachusetts - 2.9%
  Massachusetts Bay Transit Authority,
    RAN, Series A, 3.50%, 2/25/00         SP-1+    MIG-1 $10,500   $  10,533,007
  Massachusetts State, G.O., Series A,
    Variable Rate Weekly Demand Note,
    2.85%, 9/1/16(a)                       A-1+   VMIG-1  18,100      18,100,000
  Massachusetts State, G.O., Series B,
    Variable Rate Weekly Demand Note,
    2.85%, 9/1/16(a)                       A-1+   VMIG-1   4,000       4,000,000
                                                                   -------------
                                                                      32,633,007
                                                                   -------------

Michigan - 6.1%
  Detroit Michigan Water Supply System,
    (FGIC Insured), Variable Rate Weekly
    Demand Note, 3.00%, 7/1/13(a)          A-1+   VMIG-1   2,000       2,000,000
  Michigan State Building Authority,
    Series 2, (LOC: Canadian Imperial
    Bank), Tax Exempt Commercial
    Paper, 3.15%, 8/5/99(a)                A-1+      P-1   5,600       5,600,000
  Michigan State Hospital Finance
    Authority, (Charity Obligated Group),
    Variable Rate Weekly Demand Note,
    2.90%, 11/1/11(a)                      A-1+   VMIG-1   3,320       3,320,000
  Michigan State Hospital Finance
    Authority, (Charity Obligated Group),
    Variable Rate Weekly Demand Note,
    2.90%, 11/1/18                         A-1+   VMIG-1   4,450       4,450,000
  Michigan State, Strategic Fund,
    (Consumer Power Project), P.C.R.,
    (LOC: Canadian Imperial Bank),
    Variable Rate Daily Demand Note,
    3.10%, 6/15/10(a)                      A-1+      Aa3   3,400       3,400,000
  Michigan State, Strategic Fund,
    (Consumer Power Project), P.C.R.,
    (LOC: Union Bank of Switzerland),
    Variable Rate Daily Demand Note,
    3.20%, 4/15/18(a)                       --       P-1   8,900       8,900,000
  Michigan State University, General
    Revenue, Series A-2, Variable Rate
    Weekly Demand Note,
    3.00%, 8/15/22(a)                      A-1+   VMIG-1  20,500      20,500,000
  University of Michigan, Series B,
    Tax Exempt Commercial Paper,
    2.80%, 5/12/99                         A-1+      P-1   2,100       2,100,000

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

                                              Rating*
                                            ------------   Par
TAX-FREE SERIES (continued)                 S&P Moody's   (000)        Value
--------------------------------------------------------------------------------

Michigan (continued)

  University of Michigan, Series B,
    Tax Exempt Commercial Paper,
     3.00, 5/12/99                         A-1+      P-1 $ 5,000     $ 5,000,000
  University of Michigan, Series B,
    Tax Exempt Commercial Paper,
     3.00, 7/20/99                         A-1+      P-1   6,000       6,000,000
  University of Michigan, Series B,
    Tax Exempt Commercial Paper,
     3.00, 7/20/99                         A-1+      P-1   2,750       2,750,000
  University of Michigan, Series B,
    Tax Exempt Commercial Paper,
     3.00, 7/21/99                         A-1+      P-1   5,000       5,000,000
                                                                   -------------
                                                                      69,020,000
                                                                   -------------

Minnesota - 1.9%
  Minnesota State, G.O. 5.00%, 8/1/99       AAA      Aaa   1,000       1,006,522
  Minnesota State, G.O. 6.60%, 8/1/99       AAA      Aaa   1,000       1,011,368
  University of Minnesota, Series A,
    Variable Rate Weekly Demand Note,
    3.00%, 1/1/34(a)                       A-1+   VMIG-1  19,000      19,000,000
                                                                   -------------
                                                                      21,017,890
                                                                   -------------

Mississippi - 4.1%
  Jackson County, Mississippi, Chevron
    USA Inc. Project, (Guaranteed by
    Chevron), Variable Rate Daily
    Demand Note, 3.10%, 12/1/16(a)           --       P-1   1,800      1,800,000
  Jackson County, Mississippi, Chevron
    USA Inc. Project, (Guaranteed by
    Chevron), Variable Rate Daily
    Demand Note, 3.10%, 6/1/23(a)            --       P-1   7,700      7,700,000
  Jackson County, Mississippi, Chevron
    USA Inc. Project, (Guaranteed by
    Chevron), Variable Rate Daily
    Demand Note, 3.15%, 6/1/23(a)            --       P-1   5,660      5,660,000
  Perry County, Mississippi, Leaf
    River Forest Project, (LOC: Wachovia
    Bank), Variable Rate Daily Demand
    Note, 3.15%, 3/1/02(a)                   --       P-1  30,850     30,850,000
                                                                     -----------
                                                                      46,010,000
                                                                     -----------

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                           March 31, 1999

                                              Rating*
                                            ------------   Par
TAX-FREE SERIES (continued)                 S&P Moody's   (000)        Value
--------------------------------------------------------------------------------

Missouri - 4.0%
  Bi-State Development Agency, Missouri,
    St. Clair County, (MBIA Insured),
    Variable Rate Weekly Demand Note,
    3.00%, 7/1/28(a)                       A-1+      --  $19,500    $ 19,500,000
  Missouri State, G.O., Fourth State
    Building, Series A, 5.00%, 6/1/99       AAA      Aaa   1,150       1,152,406
  Missouri State, Health & Educational
    Facilities Authority, (Barnes
    Hospital Project), (LOC: Morgan
    Guaranty Trust), Variable Rate
    Weekly Demand Note,
    3.00%, 12/1/15(a)                      A-1+   VMIG-1   2,900       2,900,000
  Missouri State, Health & Educational
    Facilities Authority, (Sisters of
    Mercy Health), Series D, Variable
    Rate Weekly Demand Note,
    3.00%, 6/1/14(a)                       A-1+   VMIG-1     400         400,000
  Missouri State, Health & Educational
    Facilities Authority, (Sisters of
    Mercy Health), Series D, Variable
    Rate Weekly Demand Note,
    3.00%, 6/1/19(a)                       A-1+   VMIG-1   9,000       9,000,000
  Missouri State, Health & Educational
    Facilities Authority, (Washington
    University Project), Series B,
    Variable Rate Daily Demand Note,
    3.20%,  9/1/30(a)                      A-1+   VMIG-1   6,400       6,400,000
  Missouri State, Health & Educational
    Facilities Authority, (Washington
    University Project), Series C,
    Variable Rate Daily Demand Note,
    3.10%, 9/1/30(a)                       A-1+   VMIG-1   1,400       1,400,000
  Missouri State, Health & Educational
    Facilities Authority, (Washington
    University Project), Variable Rate
    Weekly Demand Note,
    3.00%, 9/1/09(a)                       A-1+   VMIG-1   4,600       4,600,000
                                                                   -------------
                                                                      45,352,406
                                                                   -------------

Montana - 0.7%
  Forsyth, Montana, P.C.R., (Pacificorp
    Project), (LOC: Rabobank Nederland),
    Variable Rate Daily Demand Note,
    3.30%, 1/1/18(a)                       A-1+      P-1   7,750       7,750,000
                                                                   -------------

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

                                              Rating*
                                            ------------   Par
TAX-FREE SERIES (continued)                 S&P Moody's   (000)        Value
--------------------------------------------------------------------------------

Nevada - 1.4%
  Las Vegas Valley Water District,
    Nevada, (LOC: Westdeutsche
    Landesbank), Tax Exempt Commercial
    Paper, 2.80%, 5/11/99                  A-1+      P-1 $ 4,000     $ 4,000,000
  Las Vegas Valley Water District,
    Nevada, (LOC: Westdeutsche
    Landesbank), Tax Exempt Commercial
    Paper, 2.80%, 5/12/99                  A-1+      P-1  10,000      10,000,000
  Nevada State, G.O., Series A,
    5.25%,  5/15/99                          AA      Aa2   1,615       1,617,842
                                                                   -------------
                                                                      15,617,842
                                                                   -------------

New Hampshire - 0.2%
  New Hampshire State, Capital
    Improvement, Series A,
    4.00%, 10/1/99                          AA+      Aa2   1,900       1,909,325
                                                                   -------------

New Jersey - 2.5%
  New Jersey State, G.O. 5.00%, 7/15/99     AA+      AA1   3,000       3,013,042
  New Jersey State, G.O., Series E,
    5.00%, 7/15/99                          AA+      Aa1   2,965       2,982,772
  New Jersey State, Series A, TRAN,
    (Tax Exempt Commercial Paper Mode),
    3.15%, 4/8/99                          A-1+      P-1   3,000       3,000,000
  New Jersey State, Series A, TRAN,
    (Tax Exempt Commercial Paper Mode),
    2.95%, 5/6/99                          A-1+      P-1   2,000       2,000,000
  New Jersey State, Series A, TRAN,
    (Tax Exempt Commercial Paper Mode),
    3.15%, 5/6/99                          A-1+      P-1   2,000       2,000,000
  New Jersey State, Series A, TRAN,
    (Tax Exempt Commercial Paper Mode),
    3.05%, 5/13/99                         A-1+      P-1   5,000       5,000,000
  New Jersey State, Series A, TRAN,
    (Tax Exempt Commercial Paper Mode),
    3.10%, 5/20/99                         A-1+      P-1   3,000       3,000,000
  New Jersey State, Series A, TRAN,
    (Tax Exempt Commercial Paper Mode),
    3.20%, 6/4/99                          A-1+      P-1   2,000       2,000,000
  New Jersey State, Transportation
    Trust Fund, Series A, (Escrow in
    U.S. Government Securities),
    5.90%, 6/15/99                          --       AAA   5,000       5,031,718
                                                                   -------------
                                                                      28,027,532
                                                                   -------------

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                           March 31, 1999

                                              Rating*
                                            ------------   Par
TAX-FREE SERIES (continued)                 S&P Moody's   (000)        Value
--------------------------------------------------------------------------------

New Mexico - 0.4%
  New Mexico State, TRAN, 4.25%, 6/30/99  SP-1+    MIG-1 $ 4,000     $ 4,006,188
                                                                   -------------

New York - 6.9%
  Long Island Power Authority,
    New York, Electrical System
    Revenue, Series 5, (LOC: ABN Amro
    Bank N.V. 50%, Morgan Guaranty
    50%), Variable Rate Daily Demand
    Note, 3.15%, 5/1/33(a)                 A-1+   VMIG-1   5,700       5,700,000
  Long Island Power Authority,
    New York, Electric System Revenue,
    Variable Rate Demand Bonds,
    (Tax Exempt Commercial Paper Mode),
    (LOC: Westdeutsche Landesbank 50%,
    Bayerische Landesbank 50%),
    2.80%, 4/7/99                          A-1+   VMIG-1   3,000       3,000,000
  Long Island Power Authority, New York,
    Electric System Revenue, Variable
    Rate Demand Bonds, (Tax Exempt
    Commercial Paper Mode), (LOC:
    Westdeutsche Landesbank 50%,
    Bayerische Landesbank 50%),
    2.90%, 4/20/99                         A-1+   VMIG-1   2,500       2,500,000
  Long Island Power Authority, New York,
    Electric System Revenue, Variable
    Rate Demand Bonds, (Tax Exempt
    Commercial Paper Mode), (LOC:
    Westdeutsche Landesbank 50%,
    Bayerische Landesbank 50%),
    3.05%, 4/26/99                         A-1+   VMIG-1   6,000       6,000,000
  Long Island Power Authority, New York,
    Electric System Revenue, Variable
    Rate Demand Bonds, (Tax Exempt
    Commercial Paper Mode), (LOC:
    Westdeutsche Landesbank 50%,
    Bayerische Landesbank 50%),
    2.80%, 5/14/99                         A-1+   VMIG-1   2,000       2,000,000
  Long Island Power Authority,
    New York, Series 2, (LOC:
    Westdeutsche Landesbank 50%,
    Bayerische Landesbank 50%), Variable
    Weekly Demand Note, 2.80%, 5/1/33(a)   A-1+   VMIG-1   3,500       3,500,000

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

                                              Rating*
                                            ------------   Par
TAX-FREE SERIES (continued)                 S&P Moody's   (000)        Value
--------------------------------------------------------------------------------

New York  (continued)
  Metropolitan Transportation
    Authority, New York, Transit
    Facilities BAN, Tax Exempt
    Commercial Paper, 3.10%, 4/13/99       A-1+      P-1 $ 5,000     $ 5,000,000
  Municipal Assistance Corp. for New
    York City, New York, Sub Series
    K-2, (LOC: Westdeutsche Landesbank),
    Variable Rate Weekly Demand Note,
    3.15%, 7/1/08(a)                       A-1+   VMIG-1   5,800       5,800,000
  New York, New York, G.O., Series
    B, (FGIC Insured), Variable Rate
    Daily Demand Note, 3.40%, 10/1/20(a)   A-1+   VMIG-1   1,400       1,400,000
  New York, New York, G.O., Series B,
    (FGIC Insured), Variable Rate Daily
     DA-1+d Note, 3.40%, 10/1/22(a)        A-1+   VMIG-1   1,200       1,200,000
  New York City, New York, Municipal
    Water Finance Authority, Water and
    Sewer System Revenue, Series A,
    (FGIC Insured), Variable Rate Daily
    Demand Note, 3.35%, 6/15/25(a)         A-1+   VMIG-1   2,500       2,500,000
  New York City, New York, Municipal
    Water Finance Authority, Water and
    Sewer System Revenue, Series G,
    (FGIC Insured), Variable Rate Daily
    Demand Note, 3.10%, 6/15/24(a)         A-1+   VMIG-1  19,850      19,850,000
  New York City, New York, Transitional
    Finance Authority Revenue, SubSeries
    B-1, 2.90%, 11/1/27, Mandatory Put -
    11/1/99 @ $100                         A-1+   VMIG-1   5,000       5,000,000
  New York State, Energy Research and
    Development Authority, P.C.R.,
    Niagara Mohawk Power, (LOC: Toronto
    Dominion Bank), Variable Rate Daily
    Demand Note, 3.30%, 7/1/15(a)          A-1+      --    5,700       5,700,000
  Westchester County, New York, G.O.,
    Series B, 4.00%, 11/15/99               AAA      Aaa   8,500       8,554,169
                                                                   -------------
                                                                      77,704,169
                                                                   -------------

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                           March 31, 1999

                                              Rating*
                                            ------------   Par
TAX-FREE SERIES (continued)                 S&P Moody's   (000)        Value
--------------------------------------------------------------------------------

North Carolina - 2.0%
  Charlotte-Mecklenberg Hospital
    Authority, North Carolina, Health
    Care System Revenue, Series C,
    Variable Rate Weekly Demand Note,
    3.05%,  1/15/26(a)                     A-1+   VMIG-1 $10,000    $ 10,000,000
  Charlotte-Mecklenberg Hospital
    Authority, North Carolina, Health
    Care System Revenue, Series D,
    Variable Rate Weekly Demand Note,
    3.05%,  1/15/26(a)                     A-1+   VMIG-1   3,400       3,400,000
  North Carolina Medical Care Commission
    Hospital Revenue, (North Carolina
    Baptist Hospital Project), Series B,
    Variable Rate Weekly Demand Note,
    3.05%, 6/1/22(a)                       A-1+   VMIG-1   9,000       9,000,000
                                                                   -------------
                                                                      22,400,000
                                                                   -------------

Ohio - 1.9%
  Clermont County, Ohio, Hospital
    Facilities Revenue, Series B,
    (Catholic Health Partners),
    Variable Rate Weekly
    Demand Note, 3.00%, 9/1/21(a)          A-1+   VMIG-1  16,720      16,720,000
  Ohio State, G.O., Highway Capital
    Improvements, Series C,
    4.00%, 5/1/99                           AAA      Aa1   1,100       1,100,321
  Ohio State, G.O., Highway Capital
    Improvements, Series S,
    4.40%, 5/15/99                          AAA      Aa1   1,835       1,836,331
  Ohio State, G.O., Highway Capital
    Improvements, Series U,
    4.40%, 5/15/99                          AAA      Aa1   1,000       1,000,761
  Ohio State, G.O., Highway Capital
    Improvements, Series V,
    4.70%, 5/15/99                          AAA      Aa1   1,350       1,351,706
                                                                   -------------
                                                                      22,009,119
                                                                   -------------

Oregon - 1.4%
  Umatilla County, Oregon, Hospital
    Facilities Authority, (Catholic
    Health Initiatives), Series B,
    Variable Rate Weekly Demand Note,
    3.00%, 12/1/24(a)                      A-1+   VMIG-1  15,400      15,400,000
                                                                   -------------

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

                                              Rating*
                                            ------------   Par
TAX-FREE SERIES (continued)                 S&P Moody's   (000)        Value
--------------------------------------------------------------------------------

Pennsylvania - 0.5%
  Pennsylvania State, G.O., Second
    Series A, (MBIA Insured),
    4.75%, 6/15/99                          AAA      Aaa $ 1,000   $   1,002,191
  Pennsylvania State, Higher Educational
    Facility Authority, Carnegie Mellon
    University, Series A, Variable Rate
    Daily Demand Note, 3.05%, 11/1/25(a)   A-1+      --      550         550,000
  Pennsylvania State, Higher Educational
    Facility Authority, Carnegie Mellon
    University, Series D, Variable Rate
    Daily Demand Note, 3.05%, 11/1/30(a)   A-1+      --      900         900,000
  Pottsville, Pennsylvania, Hospital
    Authority, Series F, (Charity
    Obligated Group), Variable Rate
    Weekly Demand Note,
    2.90%, 11/1/19(a)                      A-1+   VMIG-1   1,500       1,500,000
  York County, Pennsylvania, Industrial
    Development Authority, P.C.R.,
    Philadelphia Electric Co., (LOC:
    Toronto Dominion Bank), Variable
    Rate Daily Demand Note,
    3.05%, 8/1/16(a)                       A-1+      P-1   1,800       1,800,000
                                                                   -------------
                                                                       5,752,191
                                                                   -------------

South Carolina - 1.0%
  Rock Hill, South Carolina, Utility
    System Revenue, Series B, (AMBAC
    Insured), Variable Rate Weekly
    Demand Note, 2.90%, 1/1/23(a)          A-1+   VMIG-1   5,515       5,515,000
  South Carolina State, G.O., Capital
    Improvement, Series B,
    5.75%, 8/1/99                           AAA      Aaa   1,500       1,513,752
  South Carolina State, G.O., Series A,
    4.50%, 8/1/99                           AAA      Aaa   2,970       2,979,473
  South Carolina State, G.O., Series W,
      6.00%, 5/1/99                         AAA      Aaa   1,125       1,127,071
                                                                   -------------
                                                                      11,135,296
                                                                   -------------

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                           March 31, 1999

                                              Rating*
                                            ------------   Par
TAX-FREE SERIES (continued)                 S&P Moody's   (000)        Value
--------------------------------------------------------------------------------

Tennessee - 3.3%
  Memphis, Tennessee, G.O.,
    5.00%, 10/1/99                           AA     Aa-1 $ 2,265     $ 2,286,816
  Memphis, Tennessee, G.O., Series A,
    Variable Rate Weekly Demand Note,
    3.15%, 8/1/04(a)                       A-1+   VMIG-1   2,500       2,500,000
  Memphis, Tennessee, G.O., Series A,
    Variable Rate Weekly Demand Note,
    3.15%, 8/1/07                          A-1+   VMIG-1   2,800       2,800,000
  Tennessee State, G.O., Variable Rate
    Weekly Demand Note,
    2.90%, 7/1/01(a)                       A-1+   VMIG-1  20,600      20,600,000
  Tennessee State, G.O., Variable
    Rate Weekly Demand Note,
    2.90%, 7/2/01(a)                       A-1+   VMIG-1   9,000       9,000,000
  Tennessee State, G.O., Variable
    Rate Weekly Demand Note,
    2.90%, 7/2/01(a)                       A-1+   VMIG-1     400         400,000
                                                                   -------------
                                                                      37,586,816
                                                                   -------------

Texas - 15.1%
  Austin, Texas, Combined Utility
    System, Tax Exempt Commercial
    Paper, Series A, (LOC: Morgan
    Guaranty Trust), 2.70%, 4/7/99         A-1+      P-1   3,000       3,000,000
  Austin, Texas, Combined Utility
    System, Tax Exempt Commercial
    Paper, Series A, (LOC: Morgan
    Guaranty Trust), 2.80%, 5/7/99         A-1+      P-1   3,000       3,000,000
  Austin, Texas, Combined Utility
    System, Tax Exempt Commercial
    Paper, Series A, (LOC: Morgan
    Guaranty Trust), 2.85%, 5/7/99         A-1+      P-1   3,000       3,000,000
  Austin, Texas, Combined Utility
    System, Tax Exempt Commercial
    Paper, Series A, (LOC: Morgan
    Guaranty Trust), 2.85%, 5/10/99        A-1+      P-1   1,000       1,000,000
  Austin, Texas, Combined Utility
    System, Tax Exempt Commercial
    Paper, Series A, (LOC: Morgan
    Guaranty Trust), 2.95%, 5/11/99        A-1+      P-1   6,425       6,425,000
  Austin, Texas, Combined Utility
    System, Tax Exempt Commercial
    Paper, Series A, (LOC: Morgan
    Guaranty Trust), 3.10%, 7/26/99        A-1+      P-1   2,340       2,340,000

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

                                              Rating*
                                            ------------   Par
TAX-FREE SERIES (continued)                 S&P Moody's   (000)        Value
--------------------------------------------------------------------------------

Texas (continued)
  Austin, Texas, Independent School
    District, G.O., (PSF Guaranteed),
    6.20%, 8/1/99                           AAA      Aaa $ 1,000     $ 1,010,934
  City of Houston, Texas, G.O., Series B,
    Tax Exempt Commercial Paper, 2.95%,
    4/6/99                                 A-1+      P-1   7,700       7,700,000
  City of Houston, Texas, G.O., Series B,
    Tax Exempt Commercial Paper, 2.80%,
    4/9/99                                 A-1+      P-1   3,000       3,000,000
  City of Houston, Texas, G.O., Series B,
    Tax Exempt Commercial Paper, 2.85%,
    4/12/99                                A-1+      P-1   3,000       3,000,000
  City of Houston, Texas, G.O., Series B,
    Tax Exempt Commercial Paper, 2.90%,
    4/19/99                                A-1+      P-1   3,000       3,000,000
  City of Houston, Texas, G.O., Series B,
    Tax Exempt Commercial Paper, 3.10%,
    4/23/99                                A-1+      P-1   3,000       3,000,000
  Dallas, Texas, G.O., 5.50%, 2/15/00       AAA      Aaa   1,500       1,530,450
  Dallas, Texas, Waterworks and Sewer
    System, 8.00%, 10/1/99                  AAA      Aa2   1,000       1,024,720
  Deer Park, Texas, Independent School
    District, G.O., (PSF Guaranteed),
    6.25%, 2/15/00                         AAA      Aaa    1,400       1,438,754
  Harris County, Texas, G.O., Tax
    Exempt Commercial Paper,
    3.00%, 4/14/99                         A-1+      P-1   1,325       1,325,000
  Harris County, Texas, G.O., Tax
    Exempt Commercial Paper,
    3.15%, 5/10/99                         A-1+      P-1   2,000       2,000,000
  Harris County, Texas, G.O., Toll Road,
    6.30%, 8/1/99                            AA      Aa2   1,150       1,161,577
  Harris County, Texas, G.O., Toll Road,
    Series G, Variable Rate Weekly
    Demand Note, 3.00%, 8/1/20(a)          A-1+   VMIG-1   2,800       2,800,000
  Harris County, Texas, G.O., Toll Road,
    Series H, Variable Rate Weekly
    Demand Note, 3.00%, 8/1/20(a)          A-1+   VMIG-1   4,600       4,600,000
  Lower Colorado River Authority, Texas,
    (MBIA Insured), Variable Rate Weekly
    Demand Note, 2.90%, 1/1/13(a)          A-1+   VMIG-1  28,600      28,600,000

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                           March 31, 1999

                                              Rating*
                                            ------------   Par
TAX-FREE SERIES (continued)                 S&P Moody's   (000)        Value
--------------------------------------------------------------------------------

Texas (continued)
  Sabine River Authority, Texas, P.C.R.,
    Utilities Electric Company,
    (LOC: UBS AG), Variable Rate Daily
    Demand Note, 3.35%, 6/1/30(a)          A-1+   VMIG-1 $ 3,700   $   3,700,000
  Texas A & M University, Texas,
    5.35%, 5/15/99                           AA      Aa2   1,000       1,001,815
  Texas A & M University, Texas, Tax
    Exempt Commercial Paper, 3.05%,
    4/23/99                                A-1+      P-1   4,000       4,000,000
  Texas A & M University, Texas, Tax
    Exempt Commercial Paper, 2.80%,
    5/11/99                                A-1+      P-1   2,000       2,000,000
  Texas A & M University, Texas, Tax
    Exempt Commercial Paper,
    2.85%, 7/22/99                         A-1+      P-1  12,000      12,000,000
  Texas A & M University, Texas, Tax
    Exempt Commercial Paper, 3.00%,
    7/23/99                                A-1+      P-1   6,300       6,300,000
  Texas Higher Education Authority,
    Series B, (FGIC Insured), Variable
    Rate Weekly Demand Note,
    3.00%, 12/1/25(a)                      A-1+   VMIG-1   3,260       3,260,000
  Texas Public Finance Authority,
    G.O., Tax Exempt Commercial Paper,
    2.90%, 5/13/99                         A-1+      P-1   2,500       2,500,000
  Texas Public Finance Authority, G.O.,
    Tax Exempt Commercial Paper,
    3.10%, 7/19/99                         A-1+      P-1   2,000       2,000,000
  Texas Public Finance Authority, G.O.,
    Tax Exempt Commercial Paper,
    3.15%, 7/22/99                         A-1+      P-1   3,500       3,500,000
  Texas State, TRANS, 4.50%, 8/31/99      SP-1+    MIG-1  21,650      21,779,999
  Travis County, Texas, Health
    Facilities Development Corporation,
    (Charity Obligation Group),
    Series E, Variable Rate Weekly
    Demand Note, 2.90%, 11/1/27(a)         A-1+   VMIG-1   7,800       7,800,000
  University of Texas, Texas, Tax Exempt
    Commercial Paper, 3.15%, 7/14/99       A-1+      P-1   4,000       4,000,000
  University of Texas, Texas, Tax Exempt
    Commercial Paper, 3.05%, 7/19/99       A-1+      P-1   5,000       5,000,000

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

                                              Rating*
                                            ------------   Par
TAX-FREE SERIES (continued)                 S&P Moody's   (000)        Value
--------------------------------------------------------------------------------

Texas (continued)
  University of Texas, Texas, Tax Exempt
    Commercial Paper, 3.05%, 7/21/99       A-1+      P-1 $ 5,000   $   5,000,000
  University of Texas, Texas, Tax Exempt
    Commercial Paper, 3.15%, 8/9/99        A-1+      P-1   2,000       2,000,000
  Waco, Texas, Health Facilities
    Development Corporation, (Charity
    Obligated Group), Series F,
    Variable Rate Weekly
    Demand Note, 2.90%, 11/1/26(a)         A-1+   VMIG-1   1,000       1,000,000
                                                                   -------------
                                                                     170,798,249
                                                                   -------------

Utah - 1.8%
  Utah State, G.O., 4.40%, 7/1/99           AAA      Aaa  $1,500   $   1,503,019
  Utah State, G.O., Series A, Tax Exempt
    Commercial Paper, 3.05%, 4/12/99       A-1+      P-1   4,500       4,500,000
  Utah State, G.O., Series A, Tax Exempt
    Commercial Paper, 2.95%, 4/14/99       A-1+      P-1   4,000       4,000,000
  Utah State, G.O., Series A, Tax Exempt
    Commercial Paper,, 3.05%, 4/19/99      A-1+      P-1   2,000       2,000,000
  Utah State, G.O., Series A, Tax Exempt
    Commercial Paper, 3.00%, 5/6/99        A-1+      P-1   5,000       5,000,000
  Utah Transit Authority Sales Tax &
    Transportation Revenue, (LOC:
    Bayerische Landesbank), Variable
    Rate Weekly Demand Note,
    3.00%, 5/1/28(a)                       A-1+      --    3,400       3,400,000
                                                                   -------------
                                                                      20,403,019
                                                                   -------------

Virginia - 1.5%
  Fairfax County, Virginia, G.O.,
    Series B, 6.00%, 6/1/99                 AAA      Aaa   1,550       1,557,924
  Hampton Roads, Virginia, Regional
    Jail Authority, Series B, (LOC:
    Wachovia Bank), Variable Rate
    Weekly Demand Note, 3.05%,
    7/1/16(a)                              A-1+   VMIG-1   7,800       7,800,000
  Virginia State, G.O., 4.00%, 6/1/99       AAA      Aaa   1,400       1,402,307
  Virginia State, G.O., 4.50%, 6/1/99       AAA      Aaa   2,785       2,789,669
  Virginia State, G.O., 5.00%, 6/1/99       AAA      Aaa   1,875       1,881,583
  Virginia State Public School Authority,
    Seriess I, 4.25%, 8/1/99                AA+      Aa1   2,000       2,007,984
                                                                   -------------
                                                                      17,439,467
                                                                   -------------

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                           March 31, 1999

                                              Rating*
                                            ------------   Par
TAX-FREE SERIES (continued)                 S&P Moody's   (000)        Value
--------------------------------------------------------------------------------

Washington - 1.2%
  King County, Washington, G.O.,
    Series C, 4.00%, 6/1/99                 AA+      Aa1 $ 3,000     $ 3,001,300
  Thurston County, Washington, G.O.,
    (MBIA Insured), 4.75%, 8/1/99           --       AAA   1,875       1,885,675
  Washington State, G.O., Series A,
    4.25, 7/1/99                            AA+      Aa1   2,765       2,770,843
  Washington State, G.O., Series C,
    5.50, 7/1/99                            AA+      Aa1   4,000       4,018,016
  Washington State, G.O., 7.20%,
    5/1/03, (Escrowed in U.S. Government
    Securities), Prerefunded,
    5/1/99 @ $100                           AA+      AAA   1,000       1,002,715
  Washington State, G.O., 7.25%,
    5/1/06, (Escrowed in U.S. Government
    Securities), Prerefunded,
    5/1/99 @ $100                           AA+      AAA   1,000       1,002,783
                                                                   -------------
                                                                      13,681,332
                                                                   -------------

Wisconsin - 4.4%
  Milwaukee, Wisconsin, G.O., Series A9,
    3.85%, 3/1/00                           AA+      Aa1   5,180       5,219,365
  Milwaukee, Wisconsin, G.O., Series F,
    5.00%, 11/15/99                         AA+      Aa1   2,185       2,212,366
  Milwaukee, Wisconsin, G.O., Series K,
    4.25%, 6/15/99                          AA+      Aa1   2,705       2,707,917
  Oak Creek, Wisconsin, P.C.R.,
    (Wisconsin Electric Power Company
    Project), Variable Rate Weekly
    Demand Note, 3.00%, 8/1/16(a)           AA       P-1   3,200       3,200,000
  Pleasant Prairie, Wisconsin, P.C.R.,
    (Wisconsin Electric Power Company
    Project), Series B, Variable Rate
    Weekly Demand Note, 3.05%, 9/1/30(a)   A-1+      P-1  11,150      11,150,000
  Wisconsin State, G.O., Series 1,
    4.80%, 11/1/99                           AA      Aa2   1,975       1,994,476
  Wisconsin State, Operating Notes,
    4.50%, 6/15/99                        SP-1+    MIG-1  20,000      20,038,399

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

                                              Rating*
                                            ------------   Par
TAX-FREE SERIES (continued)                 S&P Moody's   (000)        Value
--------------------------------------------------------------------------------

Wisconsin (continued)
  Wisconsin State, Transportation Revenue,
    (LOC: Bayerische Landesbank 33.3%,
    Westdeutsche Landesbank 66.7%),
    Tax Exempt Commercial Paper,
    2.65%, 4/1/99                          A-1+      P-1 $ 3,000  $    3,000,000
                                                                  --------------
                                                                      49,522,523
                                                                  --------------

Wyoming - 0.7%
  Sweetwater County, Wyoming, P.C.R.,
    Pacificorp Project, Series B,
    (LOC: Canadian Imperial Bank),
    Variable Rate Daily Demand Note,
    3.30%, 1/1/14                          A-1+      P-1   2,750       2,750,000
  Uinta County, Wyoming, P.C.R.,
    (Chevron U.S.A.), Variable Rate
    Daily Demand Note, 3.10%, 4/1/10         --      P-1   3,800       3,800,000
  Uinta County, Wyoming, P.C.R.,
    (Chevron U.S.A.), Variable Rate
    Daily Demand Note, 3.10%, 4/1/10         --      P-1     600         600,000
  Uinta County, Wyoming, P.C.R.,
    (Chevron U.S.A.), Variable Rate
    Daily Demand Note, 3.10%, 8/15/20(a)     --      P-1   1,100       1,100,000
                                                                  --------------
                                                                       8,250,000
                                                                  --------------
TOTAL INVESTMENTS--98.9%
  (Cost $1,119,368,030)                                           $1,119,368,030
OTHER ASSETS LESS LIABILITIES, NET--1.1%                              12,623,023
                                                                  --------------

NET ASSETS--100.0%                                                $1,131,991,053
                                                                  ==============
Net Asset Value, Offering and Redemption Price Per:
  Tax-Free Retail Share
  ($1,047,391,315 divided by 1,047,493,793 shares outstanding)             $1.00
                                                                           =====

  Tax-Free Institutional Share
  ($84,599,738 divided by 84,607,371 shares outstanding)                   $1.00
                                                                           =====

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                         March 31, 1999


TAX-FREE SERIES (concluded)
--------------------------------------------------------------------------------

---------------
(a) Demand security; payable upon demand by the Fund with usually no more than seven (7) calendar days' notice. Interest rates are redetermined periodically.Rates shown are those in effect on March 31, 1999.
 * The credit ratings are not covered by the report of independent accountants.

INVESTMENT ABBREVIATIONS:
  AMBAC   AMBAC Assurance Corporation
  BAN     Bond Anticipation Notes
  FGIC    Financial Guaranty Insurance Corporation
  FNMA    Federal National Mortgage Association
  FSA     Financial Security Assurance
  GO      General Obligation Bond
  LOC     Letter of Credit
  MBIA    Municipal Bond Investors Assurance Corporation
  PCR     Pollution Control Revenue Bonds
  PSF     Public School Facilities
  RAN     Revenue Anticipation Note
  RB      Revenue Bond
  TAN     Tax Anticipation Note
  TRAN    Tax Revenue Anticipation Note

INSURANCE ABBREVIATIONS:
  AMBAC   AMBAC Indemnity Corp.
  FGIC    Financial Guaranty Insurance Corporation
  MBIA    Municipal Bond Investors Assurance

MOODY'S MUNICIPAL RATINGS:
  Aaa     Judged to be of the best quality.
  Aa Judged to be of high quality by all standards. Issues are sometimes rated with a 1, 2 or 3, which denote a high, medium or low ranking within the rating.
  MIG-1   Notes bearing this designation are of the best quality.
  VMIG-1 Variable rate demand obligations bearing this designation are of the best quality.
  P-1     Commercial paper bearing this designation is of the best quality.

S&P MUNICIPAL RATINGS:
  AAA     Obligations that are of the highest quality.
  AA Obligations that have the second strongest capacity for payment of debt service. Those issues determined to possess very strong safety characteristics are denoted with a plus (+) sign.
  SP-1    Notes that have a strong capacity to pay principal and interest.
          Those issues determined to possess overwhelming safety characteristics are assigned a plus (+) designation.
  A-1 Commercial paper that has a strong degree of safety regarding timely payment. Those issues determined to possess very strong safety characteristics are denoted with a plus (+) sign.

         A detailed description of the above ratings can be found in the Fund's Statement of Additional Information.

                       See Notes to Financial Statements.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statements of Operations
For the year ended March 31, 1999


                                              Prime              Treasury           Tax-Free
                                              Series              Series             Series
-----------------------------------------------------------------------------------------------
Investment Income:
  Interest income                         $ 202,392,068       $  42,584,715       $  32,769,158
                                          -------------       -------------       -------------
Expenses:
  Investment advisory fees                    9,800,088           2,099,289           2,642,345
  Distribution fees                           9,527,563           1,964,145           2,232,564
  Transfer agent fees                         2,213,530             303,231             127,823
  Registration fees                             557,046             132,002             158,282
  Custodian fees                                476,010              68,093              60,882
  Shareholder service fees                      442,438              67,048             127,363
  Professional fees                             177,169              54,510              48,416
  Accounting fees                               167,901             134,044             137,933
  Directors' fees                                86,534              32,482              18,872
  Miscelleaneous                                368,231             161,793               7,555
                                          -------------       -------------       -------------
        Total expenses                       23,816,510           5,016,637           5,562,035
      Less: Fees waived                        (114,329)           (113,581)               --
                                          -------------       -------------       -------------
          Net expenses                       23,702,181           4,903,056           5,562,035
                                          -------------       -------------       -------------
Net investment income                        78,689,887          37,681,659          27,207,123
                                          -------------       -------------       -------------
Net realized gain from
  security transactions                          88,481             156,495              18,413
                                          -------------       -------------       -------------
Net increase in net assets resulting
  from operations                         $ 178,778,368       $  37,838,154       $  27,225,536
                                          =============       =============       =============

                       See Notes to Financial Statements.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statements of Changes in Net Assets                               March 31, 1999


                                                                      PRIME SERIES
--------------------------------------------------------------------------------------------
                                                             For the                For the
                                                           Year Ended             Year Ended
                                                            March 31,              March 31,
                                                           ----------             ----------
                                                              1999                   1998
Increase (Decrease) in Net Assets
Operations:
  Net investment income                                $   178,689,887       $   162,086,913
  Net realized gain from
    security transactions                                       88,481                  --
                                                       ---------------       ---------------
  Net increase in net assets resulting
    from operations                                        178,778,368           162,086,913
                                                       ---------------       ---------------

Distributions to Shareholders From:
  Net investment income:
    BT Alex. Brown Cash Reserve
      Prime Shares, Treasury Shares and
      Tax-Free Shares, respectively                       (151,410,202)         (138,011,807)
    BT Alex. Brown Cash Reserve
      Prime Institutional Shares,
      Treasury Institutional Shares and
      Tax-Free Institutional Shares, respectively          (16,058,016)          (13,656,968)
    Flag Investors Class A Shares                             (435,677)             (341,197)
    Flag Investors Class B Shares                              (72,373)              (12,545)
    Quality Cash Reserve Shares                            (10,713,744)          (10,064,396)
                                                       ---------------       ---------------
    Total distributions                                   (178,690,012)         (162,086,913)
                                                       ---------------       ---------------

Capital Share ransactions, net                             496,268,896           849,945,486
                                                       ---------------       ---------------
  Total increase in net assets                             496,357,252           849,945,486
Net Assets:
  Beginning of period                                    3,717,409,100         2,867,463,614
                                                       ---------------       ---------------
  End of period                                        $ 4,213,766,352       $ 3,717,409,100
                                                       ===============       ===============

                                                               TREASURY SERIES                      TAX-FREE SERIES
-----------------------------------------------------------------------------------------------------------------------------------

                                                                       For the Years Ended March 31,
                                                     ------------------------------------------------------------------------------
                                                              1999            1998              1999                1998

Increase (Decrease) in Net Assets
Operations:
  Net investment income                             $    37,681,660    $    35,037,012    $    27,207,123    $    23,916,200
  Net realized gain from
    security transactions                                   156,495             20,785             18,413             (1,994)
                                                    ---------------    ---------------    ---------------    ---------------
  Net increase in net assets resulting
    from operations                                      37,838,155         35,057,797         27,225,536         23,914,206
                                                    ---------------    ---------------    ---------------    ---------------

Distributions to Shareholders From:
  Net investment income:
    BT Alex. Brown Cash Reserve
      Prime Shares, Treasury Shares and
      Tax-Free Shares, respectively                     (33,507,990)       (31,623,993)       (24,515,362)       (21,792,392)
    BT Alex. Brown Cash Reserve
      Prime Institutional Shares,
      Treasury Institutional Shares and
      Tax-Free Institutional Shares, respectively        (4,334,875)        (3,413,019)        (2,746,989)        (2,123,808)
    Flag Investors Class A Shares                              --                 --                 --                 --
    Flag Investors Class B Shares                              --                 --                 --                 --
    Quality Cash Reserve Shares                                --                 --                 --                 --
                                                    ---------------    ---------------    ---------------    ---------------
    Total distributions                                 (37,842,865)       (35,037,012)       (27,262,351)       (23,916,200)
                                                    ---------------    ---------------    ---------------    ---------------

Capital Share ransactions, net                           42,060,849        157,532,323        214,160,192        270,657,645
                                                    ---------------    ---------------    ---------------    ---------------
  Total increase in net assets                           42,056,138        157,553,108        214,123,377        270,655,651
Net Assets:
  Beginning of period                                   897,206,681        739,653,573        917,867,676        647,212,025
                                                    ---------------    ---------------    ---------------    ---------------
  End of period                                     $   939,262,819    $   897,206,681    $ 1,131,991,053    $   917,867,676
                                                    ===============    ===============    ===============    ===============


                       See Notes to Financial Statements.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Financial Highlights
(For a share outstanding throughout each year)

BT ALEX. BROWN CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------


                                                       For the
                                                     Year Ended
                                                      March 31,
                                                     ----------
                                                        1999


Per Share Operating Performance:
  Net asset value at beginning of period          $           1.00
                                                  ----------------
Income from Investment Operations:
  Net investment income                                     0.0473

Less Distributions:
  Dividends from net investment income                     (0.0473
                                                  ----------------
  Net asset value at end of period                $           1.00
                                                  ================

Total Return:
  Based on net asset value per share                          4.84%
Ratios to Average Net Assets:
  Expenses                                                    0.63%
  Net investment income                                       4.71%
Supplemental Data:
  Net assets at end of period                     $  3,727,990,170
  Number of shares outstanding at end of period      3,727,906,079

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------


BT ALEX. BROWN CASH RESERVE PRIME SHARES (continued)
--------------------------------------------------------------------------------







                                                                              For the Years Ended March 31,
                                                    --------------------------------------------------------------------------------
                                                           1998                 1997               1996                  1995
Per Share Operating Performance:
  Net asset value at beginning of period            $           1.00     $           1.00     $           1.00     $           1.00
                                                    ----------------     ----------------     ----------------     ----------------
Income from Investment Operations:
  Net investment income                                       0.0494               0.0478               0.0524               0.0442

Less Distributions:
  Dividends from net investment income                       (0.0494)             (0.0478)             (0.0524)             (0.0442)
                                                    ----------------     ----------------     ----------------     ----------------
  Net asset value at end of period                  $           1.00     $           1.00     $           1.00     $           1.00
                                                    ================     ================     ================     ================

Total Return:
  Based on net asset value per share                            5.05%                4.88%                5.36%                4.51%
Ratios to Average Net Assets:
  Expenses                                                      0.67%                0.63%                0.60%                0.61%
  Net investment income                                         4.94%                4.78%                5.21%                4.46%
Supplemental Data:
  Net assets at end of period                       $  3,164,537,551     $  2,545,532,365     $  2,386,681,216     $  1,472,079,739
  Number of shares outstanding at end of period        3,164,529,071        2,545,523,885        2,386,684,392        1,472,077,488


                       See Notes to Financial Statements.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Financial Highlights
(For a share outstanding throughout each year)

FLAG INVESTORS CASH RESERVE PRIME SHARES--CLASS A
--------------------------------------------------------------------------------


                                                      For the
                                                    Year Ended
                                                     March 31,
------------------------------------------------------------------
                                                       1999
Per Share Operating Performance:
  Net asset value at beginning of period          $       1.00
                                                  ------------
Income from Investment Operations:
  Net investment income                                 0.0474
Less Distributions:
  Dividends from net investment income                 (0.0474)
                                                  ------------
  Net asset value at end of period                $       1.00
                                                  ============

Total Return:
  Based on net asset value per share                      4.85%
Ratios to Average Net Assets:
  Expenses                                                0.63%
  Net investment income                                   4.67%

Supplemental Data:
  Net assets at end of period                     $ 13,028,272
  Number of shares outstanding at end of period     13,027,769


                       See Notes to Financial Statements.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------




FLAG INVESTORS CASH RESERVE PRIME SHARES--CLASS A (continued)
--------------------------------------------------------------------------------




                                                                     For the Years Ended March 31,
---------------------------------------------------------------------------------------------------------------
                                                        1998            1997            1996            1995
Per Share Operating Performance:
  Net asset value at beginning of period            $      1.00     $      1.00     $      1.00     $      1.00
                                                    -----------     -----------     -----------     -----------
Income from Investment Operations:
  Net investment income                                  0.0494          0.0478          0.0524          0.0442
Less Distributions:
  Dividends from net investment income                  (0.0494)        (0.0478)        (0.0524)        (0.0442)

                                                    -----------     -----------     -----------     -----------
  Net asset value at end of period                  $      1.00     $      1.00     $      1.00     $     1.00
                                                    ===========     ===========     ===========     ===========

Total Return:
  Based on net asset value per share                       5.05%           4.88%           5.36%          4.51%
Ratios to Average Net Assets:
  Expenses                                                 0.67%           0.63%           0.60%          0.61%
  Net investment income                                    4.94%           4.78%           5.25%          4.26%

Supplemental Data:
  Net assets at end of period                       $ 7,736,785     $ 6,521,574     $ 5,976,831     $ 7,726,696
  Number of shares outstanding at end of period       7,736,522       6,521,310       5,976,824       7,726,698

                       See Notes to Financial Statements.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Financial Highlights
(For shares outstanding throughout each year)

FLAG INVESTORS CASH RESERVE PRIME SHARES--CLASS B
--------------------------------------------------------------------------------


                                                      For the
                                                     Year Ended
                                                      March 31,
----------------------------------------------------------------------
                                                        1999

Per Share Operating Performance:
  Net asset value at beginning of period          $      1.00
                                                  -----------
Income from Investment Operations:
  Net investment income                                0.0400
Less Distributions:
  Dividends from net investment                       (0.0400)
                                                  -----------
  Net asset value at end of period                $      1.00
                                                  ===========
Total Return:
  Based on net asset value per share                     4.07%
Ratios to Average Net Assets:
  Expenses                                               1.37%
  Net investment income                                  3.92%

Supplemental Data:
  Net assets at end of period                     $ 2,355,863
  Number of shares outstanding at end of period     2,355,780

------------------
(1) Commencement of operations.
(2) Annualized.

BT ALEX. BROWN CASH RESERVE FUND. INC.
--------------------------------------------------------------------------------


FLAG INVESTORS CASH RESERVE PRIME SHARES--CLASS B (continued)
--------------------------------------------------------------------------------


                                                                                    For the Period April 3, 1995(1)
                                                    For the Years Ended March 31,          through March 31,
----------------------------------------------------------------------------------------------------------------
                                                       1998            1997                       1996

Per Share Operating Performance:
  Net asset value at beginning of period             $    1.00     $    1.00                   $   1.00
                                                     ---------     ---------                   --------
Income from Investment Operations:
  Net investment income                                 0.0418        0.0414                     0.0361
Less Distributions:
  Dividends from net investment                        (0.0418)      (0.0414)                   (0.0361)
                                                     ---------     ---------                   --------
  Net asset value at end of period                   $    1.00     $    1.00                   $   1.00
                                                     =========     =========                   ========
Total Return:
  Based on net asset value per share                      4.27%         4.22%                      3.69%
Ratios to Average Net Assets:
  Expenses                                                1.42%         1.38%                      1.38%(2)
  Net investment income                                   4.18%         4.14%                      4.30%(2)

Supplemental Data:
  Net assets at end of period                        $ 184,382     $ 227,098                   $ 10,200
  Number of shares outstanding at end of period        184,382       227,098                     10,200

                       See Notes to Financial Statements.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Financial Highlights
(For shares outstanding throughout each year)

BT ALEX. BROWN CASH RESERVE PRIME INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

                                                      For the
                                                    Year Ended
                                                     March 31,
-----------------------------------------------------------------
                                                       1999
Per Share Operating Performance:
  Net asset value at beginning of period          $        1.00
                                                  -------------
Income from Investment Operations:
  Net investment income                                  0.0499
Less Distributions:

  Dividends from net investment income                  (0.0499)
                                                  -------------
  Net asset value at end of period                $        1.00
                                                  =============

Total Return:
  Based on net asset value per share                       5.11%

Ratios to Average Net Assets:
  Expenses                                                 0.36%
  Net investment income                                    4.98%
Supplemental Data:
  Net assets at end of period                     $ 388,447,492
  Number of shares outstanding at end of period     388,440,636

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------


BT ALEX. BROWN CASH RESERVE PRIME INSTITUTIONAL SHARES (continued)
--------------------------------------------------------------------------------



                                                                      For the Years Ended March 31,
--------------------------------------------------------------------------------------------------------------------
                                                         1998             1997              1996             1995
Per Share Operating Performance:
  Net asset value at beginning of period           $        1.00     $        1.00     $       1.00     $       1.00
                                                   -------------     -------------     ------------     ------------
Income from Investment Operations:
  Net investment income                                   0.0519            0.0503           0.0548           0.0472
Less Distributions:

  Dividends from net investment income                   (0.0519)          (0.0503)         (0.0548)         (0.0472)
                                                   -------------     -------------     ------------     ------------
  Net asset value at end of period                 $        1.00     $        1.00     $       1.00     $       1.00
                                                   =============     =============     ============     ============

Total Return:
  Based on net asset value per share                        5.31%             5.15%            5.62%            4.82%

Ratios to Average Net Assets:
  Expenses                                                  0.42%             0.38%            0.35%            0.36%
  Net investment income                                     5.22%             5.04%            5.32%            4.57%
Supplemental Data:
  Net assets at end of period                      $ 317,971,693     $ 117,812,047     $ 53,699,315     $ 11,904,716
  Number of shares outstanding at end of period      317,971,413       117,811,768       53,699,535       11,904,663


                       See Notes to Financial Statements.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Financial Highlights
(For shares outstanding throughout each year)

QUALITY CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------

                                                      For the
                                                    Year Ended
                                                     March 31,
----------------------------------------------------------------------
                                                       1999

Per Share Operating Performance:
  Net asset value at beginning of period          $       1.00
                                                  ------------
Income from Investment Operations:
  Net investment income                                 0.0444
Less Distributions:
  Dividends from net investment income                 (0.0444)

                                                  ------------
  Net asset value at end of period                $       1.00
                                                  ============

Total Return:
  Based on net asset value per share                      4.53%
Ratios to Average Net Assets:
  Expenses                                                0.92%(1)
  Net investment income                                   4.44%(2)
Supplemental Data:
  Net assets at end of period                     $ 81,944,555
  Number of shares outstanding at end of period     81,938,027

--------------
(1) Ratios of expenses to average net assets prior fee wavers was 0.97%, 1.02%, 0.98% and 0.95% for the years ended March 31, 1999, 1998, 1997 and 1996, respectively.
(2) Ratios of net investment income to average net assets prior to partial fee waivers was 4.39%, 4.60%, 4.43% and 4.86% for the years ended March 31, 1999, 1998, 1997 and 1996, respectively.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------


QUALITY CASH RESERVE PRIME SHARES (continued)
--------------------------------------------------------------------------------



                                                                           For the Years Ended March 31,
------------------------------------------------------------------------------------------------------------------------------
                                                        1998                  1997                1996                1995

Per Share Operating Performance:
  Net asset value at beginning of period           $        1.00        $        1.00        $        1.00        $       1.00
                                                   -------------        -------------        -------------        ------------
Income from Investment Operations:
  Net investment income                                   0.0465               0.0449               0.0493              0.0402
Less Distributions:
  Dividends from net investment income                   (0.0465)             (0.0449)             (0.0493)            (0.0402)

                                                   -------------        -------------        -------------        ------------
  Net asset value at end of period                 $        1.00        $        1.00        $        1.00        $       1.00
                                                   =============        =============        =============        ============

Total Return:
  Based on net asset value per share                        4.75%                4.59%                5.04%               4.09%
Ratios to Average Net Assets:
  Expenses                                                  0.96%(1)             0.91%(1)             0.90%(1)            0.96%
  Net investment income                                     4.66%(2)             4.50%(2)             4.91%(2)            4.04%
Supplemental Data:
  Net assets at end of period                      $ 226,978,689        $ 197,370,530        $ 156,412,213        $ 94,592,158
  Number of shares outstanding at end of period      226,978,007          197,369,848          156,412,393          94,591,979



                       See Notes to Financial Statements.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Financial Highlights
(For shares outstanding throughout each year)

BT ALEX. BROWN CASH RESERVE TREASURY SHARES
--------------------------------------------------------------------------------


                                                       For the
                                                     Year Ended
                                                      March 31,
--------------------------------------------------------------------
                                                         1999
Per Share Operating Performance:
  Net asset value at beginning of period          $         1.00
                                                  --------------
Income from Investment Operations:
  Net investment income                                    0.042
Less Distributions:
  Dividends from net investment income                    (0.042)
                                                  --------------
  Net asset value at end of period                $         1.00
                                                  ==============

Total Return:
  Based on net asset value per share                        4.35%
Ratios to Average Net Assets:
  Expenses                                                  0.58%
  Net investment income                                     4.26%
Supplemental Data:
  Net assets at end of period                     $  816,700,318
  Number of shares outstanding at end of period      816,622,190


--------------
(1) Ratio of expenses to average daily net assets prior to partial fee waiver was 0.56% for the year ended March 31, 1995.
(2) Ratio of net investment income to average daily net assets prior to partial fee waiver was 4.08% for the year ended March 31, 1995.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------


BT ALEX. BROWN CASH RESERVE TREASURY SHARES (continued)
--------------------------------------------------------------------------------




                                                                      For the Years Ended March 31,
--------------------------------------------------------------------------------------------------------------------------
                                                        1998              1997              1996                 1995
Per Share Operating Performance:
  Net asset value at beginning of period          $        1.00     $        1.00     $        1.00        $         1.00
                                                  -------------     -------------     -------------        ---------------
Income from Investment Operations:
  Net investment income                                   0.046             0.045             0.049                0.0411
Less Distributions:
  Dividends from net investment income                   (0.046)           (0.045)           (0.049)              (0.0411)
                                                  -------------     -------------     -------------        ---------------
  Net asset value at end of period                $        1.00     $        1.00     $        1.00        $         1.00
                                                  =============     =============     =============        ===============

Total Return:
  Based on net asset value per share                       4.74%             4.63%             5.05%                4.19%
Ratios to Average Net Assets:
  Expenses                                                 0.59%             0.61%             0.58%                0.55%(1)
  Net investment income                                    4.65%             4.54%             4.94%                4.09%(2)
Supplemental Data:
  Net assets at end of period                     $ 798,426,658     $ 678,444,803     $ 666,814,158        $ 512,167,212
  Number of shares outstanding at end of period     798,354,129       678,391,386       666,762,028          512,162,864

                       See Notes to Financial Statements.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Financial Highlights
(For shares outstanding throughout each year)

BT ALEX. BROWN CASH RESERVE TREASURY INSTITUTIONAL SHARES
--------------------------------------------------------------------------------


                                                     For the
                                                   Year Ended
                                                    March 31,
-------------------------------------------------------------------
                                                      1999
Per Share Operating Performance:
  Net asset value at beginning of period          $        1.00
                                                  -------------
Income from Investment Operations:
  Net investment income                                  0.0453
Less Distributions:
  Dividends from net investment income                  (0.0453)

                                                  -------------
  Net asset value at end of period                $        1.00
                                                  =============

Total Return:
  Based on net asset value per share                       4.63%
Ratios to Average Net Assets:
  Expenses                                                 0.33%
  Net investment income                                    4.54%
Supplemental Data:
  Net assets at end of period                     $ 122,562,501
  Number of shares outstanding at end of period     122,561,713

-------------------
(1) Ratio of expenses to average daily net assets prior to partial fee waiver was 0.31% for the year ended March 31, 1995.
(2) Ratio of net investment income to average daily net assets prior to partial waiver was 4.14% for the year ended March 31, 1995.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------


BT ALEX. BROWN CASH RESERVE TREASURY INSTITUTIONAL SHARES (continued)
--------------------------------------------------------------------------------




                                                                  For the Years Ended March 31,
-------------------------------------------------------------------------------------------------------------------
                                                      1998             1997             1996             1995
Per Share Operating Performance:
  Net asset value at beginning of period         $       1.00     $       1.00     $       1.00     $       1.00
                                                 ------------     ------------     ------------     ------------
Income from Investment Operations:
  Net investment income                                0.0489           0.0481           0.0523           0.0438
Less Distributions:
  Dividends from net investment income                (0.0489)         (0.0481)         (0.0523)         (0.0438)

                                                 ------------     ------------     ------------     ------------
  Net asset value at end of period               $       1.00     $       1.00     $       1.00     $       1.00
                                                 ============     ============     ============     ============

Total Return:
  Based on net asset value per share                     5.00%            4.92%            5.36%            4.47%
Ratios to Average Net Assets:
  Expenses                                               0.34%            0.33%            0.33%            0.30%(1)
  Net investment income                                  4.91%            4.81%            5.12%            4.15%(2)
Supplemental Data:
  Net assets at end of period                    $ 98,780,023     $ 61,208,770     $ 51,822,757     $ 14,051,995
  Number of shares outstanding at end of period    98,768,925       61,199,345       51,823,226       14,046,467

                       See Notes to Financial Statements.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Financial Highlights
(For shares outstanding throughout each year)

BT ALEX. BROWN CASH RESERVE TAX-FREE SHARES
--------------------------------------------------------------------------------


                                                         For the
                                                       Year Ended
                                                        March 31,
--------------------------------------------------------------------
                                                           1999
Per Share Operating Performance:
  Net asset value at beginning of period          $          1.00
                                                  ---------------
Income from Investment Operations:
  Net investment income                                    0.0277
Less Distributions:
  Dividends from net investment income                    (0.0277)

                                                  ---------------
  Net asset value at end of period                $          1.00
                                                  ===============

Total Return:
  Based on net asset value per share                         2.81%
Ratios to Average Net Assets:
  Expenses                                                   0.58%
  Net investment income                                      2.74%
Supplemental Data:
  Net assets at end of period                     $ 1,047,391,315
  Number of shares outstanding at end of period     1,047,493,739

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------


BT ALEX. BROWN CASH RESERVE TAX-FREE SHARES (continued)
--------------------------------------------------------------------------------




                                                                        For the Years Ended March 31,
-----------------------------------------------------------------------------------------------------------------------
                                                         1998              1997              1996             1995
Per Share Operating Performance:
  Net asset value at beginning of period           $        1.00     $        1.00     $        1.00     $        1.00
                                                   -------------     -------------     -------------     -------------
Income from Investment Operations:
  Net investment income                                   0.0306            0.0286            0.0318            0.0271
Less Distributions:
  Dividends from net investment income                   (0.0306)          (0.0286)          (0.0318)          (0.0271)

                                                   -------------     -------------     -------------     -------------
  Net asset value at end of period                 $        1.00     $        1.00     $        1.00     $        1.00
                                                   =============     =============     =============     =============

Total Return:
  Based on net asset value per share                        3.10%             2.90%             3.23%             2.75%
Ratios to Average Net Assets:
  Expenses                                                  0.60%             0.62%             0.60%             0.57%
  Net investment income                                     3.05%             2.86%             3.16%             2.74%

Supplemental Data:
  Net assets at end of period                      $ 841,184,924     $ 647,212,025     $ 571,507,000     $ 475,384,229
  Number of shares outstanding at end of period      841,258,030       647,283,274       571,593,265       475,474,913


                       See Notes to Financial Statements.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Financial Highlights
(For shares outstanding throughout each year)

BT ALEX. BROWN CASH RESERVE TAX-FREE INSTITUTIONAL SERIES
--------------------------------------------------------------------------------
                                                                For the Period
                                                  For the       June 2, 1997(1)
                                                 Year Ended        through
                                                  March 31,        March 31,
                                               ------------     --------------
                                                    1999             1998
Per Share Operating Performance:
  Net asset value at beginning of period       $       1.00     $       1.00

                                               ------------     ------------
Income from Investment Operations:
  Net investment income                              0.0303           0.0273
Less Distributions:
  Dividends from net investment income
    and short-term gains                            (0.0303)         (0.0273)
                                               ------------     ------------
  Net asset value at end of period             $       1.00     $       1.00
                                               ============     ============

Total Return:
  Based on net asset value per share                   3.07%            2.76%
Ratios to Average Net Assets:
  Expenses                                             0.33%            0.35%(2)
  Net investment income                                3.03%            3.29%(2)
Supplemental Data:
  Net assets at end of period                  $ 84,599,738     $ 76,682,752
  Number of shares outstanding
    at end of period                             84,607,371       76,682,889

---------------
(1) Commencement of operations.
(2) Annualized

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Notes to Financial Statements

NOTE 1--Significant Accounting Policies

     BT Alex. Brown Cash Reserve Fund, Inc. ("the Fund") commenced operations August 11, 1981. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end Investment Management Company. Its objective is to seek as high a level of current income as is consistent with preservation of capital and liquidity.

     The Fund consists of three portfolios: the Prime Series, the Treasury Series and the Tax-Free Series. The Prime Series consists of five classes: BT Alex. Brown Cash Reserve Prime Shares ("Prime Shares"), Flag Investors Cash Reserve Prime Shares Class A ("Flag Investors Class A Shares"), Flag Investors Cash Reserve Prime Shares Class B ("Flag Investors Class B Shares"), Quality Cash Reserve Prime Shares ("Quality Cash Shares") and BT Alex. Brown Cash Reserve Prime Institutional Shares ("Prime Institutional Shares"). The Treasury Series consists of two classes: BT Alex. Brown Cash Reserve Treasury Shares ("Treasury Shares") and BT Alex. Brown Cash Reserve Treasury Institutional Shares ("Treasury Institutional Shares"). The Tax-Free Series consists of two classes: BT Alex. Brown Cash Reserve Tax-Free Shares ("Tax-Free Shares") and BT Alex. Brown Cash Reserve Tax Free Institutional Shares ("Tax Free Institutional Shares"). Shareholders can vote only on issues that affect the share classes they own.

     When preparing the Fund's financial statements, management makes estimates and assumptions to comply with generally accepted accounting principles. These estimates affect 1) the assets and liabilities that we report at the date of the financial statements; 2) the contingent assets and liabilities that we disclose at the date of the financial statements; and 3) the revenues and expenses that we report for the period. Our estimates could be different from the actual results. The Fund's significant accounting policies are:

     A. Security Valuation--Each portfolio has a weighted average maturity of 90 days or less. The Fund values portfolio securities on the basis of amortized cost, which is in accordance with Rule 2a-7 of the Investment Company Act of 1940 and, which approximates market value. Using this method, the Fund values a security at its cost. The Fund then assumes a constant amortization to maturity of any discount or premium.


     B. Repurchase Agreements--The Prime Series may enter into tri-party repurchase agreements with broker-dealers and domestic banks. A repurchase agreement is a short-term investment in which the Fund buys a debt security that the broker agrees to repurchase at a set time and price. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is sufficient if the broker defaults. The Fund's access to the collateral may be delayed or limited if the broker defaults and the value of the collateral declines or if the broker enters into an insolvency proceeding.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)

NOTE 1--concluded

     C. Federal Income Taxes--The Fund determines its distributions according to income tax regulations, which may be different from generally accepted accounting principles. As a result, the Fund occasionally makes reclassifications within its capital accounts to reflect income and gains that are available for distribution under income tax regulations.

               The Fund is organized as a regulated investment company. As long as it maintains this status and distributes to its shareholders substantially all of its taxable net investment income and net realized capital gains, it will be exempt from most, if not all, federal income and excise taxes. As a result, the Fund has made no provisions for federal income taxes. Each portfolio is treated as a separate entity for federal income tax purposes.

     D. Security Transactions, Investment Income and Distributions--The Fund uses the trade date to account for security transactions and the specific identification method for financial reporting and income tax purposes to determine the gain or loss on investments sold or redeemed. Interest income is recorded on an accrual basis and includes the pro rata amortization of premiums and accretion of discounts when appropriate. Dividends to shareholders are declared daily. Dividend distributions or reinvestments are made monthly.

     E. Expenses--Operating expenses for each share class are recorded on an accrual basis, and are charged to that class' operations. If a Fund expense cannot be directly attributed to a share class, the expense is prorated among the classes that the expense affects and is based on the classes' relative net assets.

NOTE 2--Investment Advisory Fees, Transactions with Affiliates and Other Fees

     Investment Company Capital Corp. ("ICC"), a subsidiary of Bankers Trust Corporation, is the investment advisor for all series. Under the terms of the investment advisory agreement, the Fund pays ICC a fee. This fee is calculated daily and paid monthly, at the following annual rates based upon the Fund's aggregate average daily net assets: .30% of the first $500 million, .26% of the next $500 million, .25% of the next $500 million, .24% of the next $1 billion,
 .23% of the next $1 billion and .22% of the amount over $3.5 billion. The Prime Series pays an additional fee that is calculated daily and paid monthly at the annual rate of .02% of its average daily net assets. The Tax-Free Series also pays an additional fee that is calculated daily and paid monthly at the annual rate of .03% of its average daily net assets.

     As compensation for accounting services, the Prime Series, Treasury Series, and Tax-Free Series pay ICC an annual fee that is calculated daily and paid monthly from the three series' average daily net assets. The Prime Series paid $167,901, the Treasury Series paid $134,044 and the Tax-Free Series paid $137,933, for accounting services for the year ended March 31, 1999.

BT ALEX. BROWN CASH RESERVE FUND, INC.
------------------------------------------------------------------------------
Notes to Financial Statements (continued)

NOTE 2--continued

     As compensation for its transfer agent services, the three series pay ICC a per account fee that is calculated and paid monthly. The Prime Series paid $2,213,530, the Treasury Series paid $303,231 and the Tax-Free Series paid $127,823 to ICC for transfer agent services for the year ended March 31, 1999.

     As compensation for providing distribution services, the Prime Shares, Flag Investors Class A Shares, Treasury Shares and the Tax-Free Shares pay ICC Distributors, Inc., a member of the Forum Group of Companies, ("ICC Distributors"), which is not related to ICC, an annual fee equal to 0.25% of these classes' average daily net assets. For the year ended March 31, 1999, distribution fees aggregated $8,036,615, $23,274, $1,964,145 and $2,232,564 for
distribution services for the Prime Shares, Flag Investors Class A Shares, Treasury Shares and Tax-Free Shares, respectively. The Quality Cash Shares and Flag Investors Class B Shares also pay ICC Distributors an annual fee for distribution services. This fee is equal to .60% of the Quality Cash Shares' aggregate average daily net assets or $1,449,220 for the year ended March 31, 1999 and 1.00% of the Flag Investors Class B Shares' aggregate average daily net assets or $18,454.

     ICC and ICC Distributors may voluntarily waive a portion of their advisory or distribution fees for the Prime, Treasury and Tax-Free Series to preserve or enhance each series' performance. These voluntary waivers are not contractual and could change. ICC did not waive any advisory fees for the year ended March 31, 1999. ICC Distributors voluntarily waived $114,329 of its distribution fees for the Quality Cash Shares for the period April 1, 1998 to December 31, 1998. There was no waiver for the period January 1 through March 31, 1999.

     The Fund's complex offers a retirement plan for eligible Directors. The actuarially computed pension expense allocated to the Fund for the year ended March 31, 1999 was $104,755 for the Prime Series, $32,916 for the Treasury Series and $15,403 for the Tax-Free Series. The accrued liability at March 31, 1999 was $267,276 for the Prime Series, $92,176 for the Treasury Series and $90,975 for the Tax-Free Series.

     Bankers Trust Company is a wholly owned subsidiary of Bankers Trust Corporation. On November 30, 1998, Bankers Trust Corporation entered into an Agreement and Plan of Merger with Deutsche Bank AG under which Bankers Trust Corporation would merge with and into a subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail and commercial banking, investment banking and insurance. The transaction is contingent upon various regulatory approvals, and continuation of the Fund's advisory relationship with Bankers Trust thereafter is subject to the approval of Fund shareholders. If the transaction is approved and completed, Deutsche Bank AG, as Bankers Trust's new parent company, will control its operations as investment advisor. Bankers Trust believes that, under this new arrangement, the services provided to the Fund will be maintained at their current level.

BT ALEX. BROWN CASH RESERVE FUND, INC.
------------------------------------------------------------------------------
Notes to Financial Statements (continued)

NOTE 2--concluded

     Effective January 1, 1999 BT Alex. Brown Cash Reserve Fund, Inc. (the "Fund") has adopted the Shareholder Service Plan (the "Plan") for the BT Alex. Brown Cash Reserve Shares of the Prime Treasury and Tax-Free Series of the Fund ("Shares") in order to provide compensation to third parties ("Shareholder Servicing Agents") who provide shareholder services to clients ("Clients") who from time to time beneficially own shares. In consideration of these services provided by any Shareholder Servicing Agent, the Fund will pay the Distributor an annual fee, calculated daily and paid monthly equal to 0.05% of the shares' average daily net assets.

     Effective January 1, 1999 the Advisor is waiving its fee on the Treasury Series by 0.05%. Absent such fee waivers, Management Fees would be 0.25% and Total Fund Operating Expenses should be 0.59% on the retail shares and Management Fees would be 0.25% and Total Fund Operating Expenses should be 0.34% on the institutional shares based on average daily net assets. The waiver is voluntary and may be terminated at any time.

NOTE 3--Capital Stock and Share Information

     The Fund is authorized to issue up to 9 billion shares of $.001 par value capital stock (5.4 billion Prime Series, 1.5 billion Treasury Series, 1.75 billion Tax-Free Series and 350 million undesignated). Transactions in shares of the Fund were as follows:

                                                  For the             For the
                                                Year Ended          Year Ended
                                              March 31, 1999      March 31, 1998
                                              --------------      --------------
Prime Series:
  Sold:
    Prime Shares                              21,238,313,843     23,206,115,785
    Flag Investors Class A Shares                 86,081,920          6,559,775
    Flag Investors Class B Shares                  8,010,702            336,592
    Institutional Prime Shares                 5,126,520,627      4,625,290,052
    Quality Cash Shares                        1,143,097,219      1,179,123,143
  Issued as reinvestment of dividends:
    Prime Shares                                 143,654,045        129,425,606
    Flag Investors Class A Shares                    385,752            326,541
    Flag Investors Class B Shares                     55,849              8,133
    Institutional Prime Shares                    12,241,514          9,131,786
    Quality Cash Shares                           10,243,851          9,723,053
  Redeemed:
    Prime Shares                             (20,818,590,880)   (22,716,536,205)
    Flag Investors Class A Shares                (81,176,425)        (5,671,105)
    Flag Investors Class B Shares                 (5,895,153)          (387,440)
    Institutional Prime Shares                (5,068,292,918)    (4,434,262,192)
    Quality Cash Shares                       (1,298,381,050)    (1,159,238,038)
                                             ---------------    ---------------
      Net increase                               496,268,896        849,945,486
                                             ===============    ===============

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)

NOTE 3--concluded

                                                  For the             For the
                                                Year Ended          Year Ended
                                              March 31, 1999      March 31, 1998
                                              --------------      --------------
Treasury Series:
  Sold:
    Treasury Shares                             4,361,406,499     3,641,511,991
    Institutional Treasury Shares                 826,662,420       590,751,899
  Issued as reinvestment of dividends:
    Treasury Shares                                32,190,535        30,209,607
    Institutional Treasury Shares                   2,757,290         2,007,274
  Redeemed:
    Treasury Shares                            (4,375,328,973)   (3,551,758,854)
    Institutional Treasury Shares                (805,626,922)     (555,189,594)
                                               --------------    --------------
      Net increase                                 42,060,849       157,532,323
                                               ==============    ==============
Tax-Free Series:
  Sold:
    Tax-Free Shares                             5,341,857,730     5,853,542,023
    Institutional Tax-Free Shares               1,008,685,495       730,445,736
  Issued as reinvestment of dividends:
    Tax-Free Shares                                23,390,210        20,778,337
    Institutional Tax-Free Shares                   1,157,547           276,010
  Redeemed:
    Tax-Free Shares                            (5,159,012,230)   (5,680,345,603)
    Institutional Tax-Free Shares              (1,001,918,516)     (654,038,858)
                                               --------------    --------------
      Net increase                                214,160,192       270,657,645
                                               ==============    ==============

Note 4--Net Assets

                                                Prime            Treasury           Tax-Free
                                                Series            Series             Series
                                            --------------   ---------------    ---------------
Paid                                        $4,213,671,028   $   939,179,715    $ 1,132,102,494
Undistributed net investment income
  (distribution in excess)                           8,345           (44,873)           (55,228)
Undistributed net realized gain/(loss) on
  sales of investments                              86,979           127,977            (56,213)
                                            --------------   ---------------    ---------------
                                            $4,213,766,352   $   939,262,819    $ 1,131,991,053
                                            ==============   ===============    ===============

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Notes to Financial Statements (concluded)

Note 5--Capital Loss Carryforwards

     At March 31, 1999 capital loss carryforwards available as a reduction against future net realized capital gains aggregate as follow:

                                                     Capital Loss Carryforward
                Net Realized                              Expiration Year
                Capital Loss     --------------------------------------------------------------------
                Carryforwards    2000      2001         2002         2003      2004    2005      2006
           -------------------   ----      ----         ----         ----      ----    ----      ----

Prime Series            --        --        --           --           --        --      --        --
Treasury Series         --        --        --           --           --        --      --        --
Tax Free Series     $56,213       --     $6,268      $21,858      $26,991       --      --     $1,096

Report of Independent Accountants
--------------------------------------------------------------------------------


To The Shareholders and Board of Directors of bt Alex. Brown Cash Reserve Fund, Inc.:

     In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of BT Alex. Brown Cash Reserve Fund, Inc. (consisting of the Prime, Treasury and Tax-Free Series) (the "Fund") at March 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.



PRICEWATERHOUSECOOPERS LLP
Baltimore, Maryland
April 30, 1999

                                     PART C

                                OTHER INFORMATION

Item 23:     Exhibits
             --------

(a)          Charter

    (1)      Articles of Incorporation incorporated by reference to Exhibit
             (1)(a) to Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-96-000690) on July 30, 1996.

    (2) Articles Supplementary to Articles of Incorporation dated June 28, 1990 incorporated by reference to Exhibit (1)(b) to Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-96-000690) on July 30, 1996.

    (3) Articles Supplementary to Articles of Incorporation dated July 31, 1990 incorporated by reference to Exhibit (1)(c) to Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-96-000690) on July 30, 1996.

    (4) Articles Supplementary to Articles of Incorporation dated May 6, 1992 incorporated by reference to Exhibit (1)(d) to Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-96-000690) on July 30, 1996.

    (5) Articles Supplementary to Articles of Incorporation, dated December 31, 1994 incorporated by reference to Exhibit (1)(e) to Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-96-000690) on July 30, 1996.

    (6) Articles Supplementary to Articles of Incorporation dated December 29, 1995 incorporated by reference to Exhibit (1)(f) to Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-97-000573) on March 27, 1997.

    (7) Articles Supplementary to Articles of Incorporation dated October 8, 1996 incorporated by reference to Exhibit (1)(g) to Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-97-000573) on March 27, 1997.

    (8) Articles Supplementary to Articles of Incorporation dated March 28, 1997 incorporated by reference to Exhibit (1)(h) to Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-97-001360) on July 29, 1997.

    (9) Articles Supplementary to Articles of Incorporation dated June 17, 1997 incorporated by reference to Exhibit (1)(i) to Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-97-001360) on July 29, 1997.

    (10) Articles of Amendment to Articles of Incorporation, as filed with the Maryland State Department of Assessments and Taxation on August 29, 1997 incorporated by reference to Exhibit (1)(j) to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-98-001581) on July 29, 1998.

    (11) Articles Supplementary to Articles of Incorporation, as filed with the Maryland State Department of Assessments and Taxation on April 3, 1998 incorporated by reference to Exhibit (1)(k) to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-98-001581) on July 29, 1998.

    (12) Articles Supplementary to Articles of Incorporation, as filed with the Maryland State Department of Assessments and Taxation on April 14, 1999, filed herewith.

(b) By-Laws incorporated by reference to Exhibit 2 to Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-96-000690) on July 30, 1996.

(c) Instruments Defining Rights of Security Holders with respect to Prime Series Shares and Treasury Shares is incorporated by reference to Exhibit (1)(a) (Articles of Incorporation) and Exhibit 2 (By-Laws) to Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-96-000690) on July 30, 1996.

(d)(1) Investment Advisory Agreement dated September 1, 1997 between Registrant and Investment Company Capital Corp. with respect to the Prime Series incorporated by reference to Exhibit (5)(a) to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-98-001581) on July 29, 1998.

    (2) Investment Advisory Agreement dated September 1, 1997 between Registrant and Investment Company Capital Corp. with respect to the Treasury Series incorporated by reference to Exhibit (5)(b) to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-98-001581) on July 29, 1998.

    (3) Investment Advisory Agreement dated September 1, 1997 between Registrant and Investment Company Capital Corp. with respect to the Tax-Free Series incorporated by reference to Exhibit (5)(c) to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-98-001581) on July 29, 1998.

    (4) Form of Expense Limitation Agreement, with respect to the Treasury Series, filed herewith.

(e)(1) Distribution Agreement dated August 31, 1997 between ICC Distributors, Inc. and Registrant incorporated by reference to Exhibit (6)(a) to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-98-001581) on July 29, 1998.

    (2) Form of Sub-Distribution Agreement incorporated by reference to Exhibit (6)(b) to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-98-001581) on July 29, 1998.

    (3) Form of Shareholder Servicing Agreement between ICC Distributors, Inc. and Participating Broker-Dealers incorporated by reference to Exhibit (6)(c) to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-98-001581) on July 29, 1998.

    (4) Shareholder Service Plan with respect to the Prime Series, filed herewith.

    (5) Shareholder Service Plan with respect to the Treasury Series, filed herewith.

    (6) Shareholder Service Plan with respect to the Tax-Free Series, filed herewith.

(f)          Not Applicable

(g) Custodian Agreement between Registrant and Bankers Trust Company dated June 5, 1998 incorporated by reference to Exhibit (8) to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-98-001581) on July 29, 1998.

(h) Master Services Agreement (for transfer agency and accounting services for the Fund ) between Registrant and Investment Company Capital Corp. incorporated by reference to Exhibit 9 to Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-96-000690) on July 30, 1996.

(i)          Opinion of Counsel, filed herewith.

(j)          Consent of PricewaterhouseCoopers LLP, filed herewith.

(k)          Not Applicable.

(l)          Not Applicable.

(m)(1) Distribution Plan with respect to BT Alex. Brown Cash Reserve Prime Shares incorporated by reference to Exhibit (15)(a) to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-98-001581) on July 29, 1998.

    (2) Distribution Plan with respect to Flag Investors Cash Reserve Prime Shares - Class A incorporated by reference to Exhibit (15)(b) to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-98-001581) on July 29, 1998.

    (3) Distribution Plan with respect to Flag Investors Cash Reserve Prime Shares-Class B incorporated by reference to Exhibit (15)(c) to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-98-001581) on July 29, 1998.

    (4) Distribution Plan with respect to Quality Cash Reserve Prime Shares incorporated by reference to Exhibit (15)(d) to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-98-001581) on July 29, 1998.

    (5) Distribution Plan with respect to BT Alex. Brown Cash Reserve Treasury Shares incorporated by reference to Exhibit (15)(e) to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-98-001581) on July 29, 1998.

    (6) Distribution Plan with respect to BT Alex. Brown Cash Reserve Tax-Free Shares incorporated by reference to Exhibit (15)(f) to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-98-001581) on July 29, 1998.

(n)          Not applicable.

(o)(1)       Registrant's 18f-3 Plan incorporated by reference to Exhibit
             (18)(a) to Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-96-000690) on July 29, 1996.

    (2) Registrant's Amended 18f-3 Plan incorporated by reference to Exhibit (18)(b) to Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-97-001360) on July 29, 1997.

    (3) Registrant's 18f-3 Plan, with exhibits through March 27, 1998 incorporated by reference to Exhibit (18)(c) to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-98-001581) on
             July 29, 1998.

(p)          Powers of Attorney, filed herewith.


Item 24.   Persons Controlled by or under Common Control With Registrant

    Furnish a list or diagram of all persons directly or indirectly controlled by or under common control with the Registrant and as to each such person indicate (1) if a company, the state or other sovereign power under the laws of which it is organized, and (2) the percentage of voting securities owned or other basis of control by the person, if any, immediately controlling it.

    None.


Item 25.     Indemnification

    State the general effect of any contract, arrangements or statute under which any director, officer, underwriter or affiliated person of the Registrant is insured or indemnified in any manner against any liability which may be incurred in their official capacity, other than insurance provided by any director, officer, affiliated person or underwriter for their own protection.

    Sections a, b, c and d of Article IX of Registrant's Articles of Incorporation included as Exhibit (a) to this Registration Statement and incorporated herein by reference, provide as follows:

    (a) To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the Corporation shall have any liability to the Corporation or its stockholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

    (b) The Corporation shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors may By-Law, resolution or agreement make further provisions for indemnification of directors, officers, employees and agents to the fullest extent permitted by the Maryland General Corporation Law.

    (c) No provision of this Article shall be effective to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

    (d) References to the Maryland General Corporation Law in this Article are to the law as from time to time amended. No further amendment to the Articles of Incorporation of the Corporation shall affect any right of any person under this Article based on any event, omission or proceeding prior to such amendment.

    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Investment Company Act of 1940 and will be governed by the final adjudication of such issue. In the absence of a determination by a court of competent jurisdiction, the determinations that indemnification against such liabilities is proper, and advances can be made, are made by a majority of a quorum of the disinterested, non-party directors of the Fund, or an independent legal counsel in a written opinion, based on review of readily available facts.


Item 26.     Business and Other Connections of Investment Advisor

    Describe any other business, profession, vocation or employment of a substantial nature in which the investment advisor of the Registrant, and each director, officer or partner of any such investments advisor, is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner, or trustee. (Disclose the name and principal business address of any company for which a person listed above serves in the capacity of director, officer, employee, partner or trustee, and the nature of the relationship.)

    During the last two fiscal years, no director or officer of Investment Company Capital Corp., the Registrant's investment advisor, has engaged in any other business, profession, vocation or employment of a substantial nature other than that of the business of investment management and, through affiliates, investment banking.

Item 27.     Principal Underwriters

         (a) State the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing securities of the Registrant also acts as a principal underwriter, depositor or investment advisor.

         ICC Distributors, Inc. acts as distributor for Flag Investors Communications Fund, Inc. (formerly known as Flag Investors Telephone Income Fund, Inc.), Flag Investors International Fund, Inc., Flag Investors Emerging Growth Fund, Inc., Flag Investors Shares Class of Total Return U.S. Treasury Fund, Inc., Flag Investors Shares Class of Managed Municipal Fund, Inc., Flag Investors Short-Intermediate Income Fund, Inc. (formerly known as Flag Investors Intermediate-Term Income Fund, Inc.), Flag Investors Value Builder Fund, Inc., Flag Investors Real Estate Securities Fund, Inc. and Flag Investors Equity Partners Fund, Inc., all registered open-end management investment companies.

         (b)

                                                                    Position and
Names and Principal               Position and Offices              Offices with
Business Address*                 with Principal Underwriter        Registrant
-----------------                 --------------------------        ----------
John Y. Keffer                    President                            None
Sara M. Morris                    Treasurer                            None
David I. Goldstein                Secretary                            None
Benjamin L. Niles                 Vice President                       None
Margaret J. Fenderson             Assistant Treasurer                  None
Dana L. Lukens                    Assistant Secretary                  None
Nanette K. Chern                  Chief Compliance Officer             None

------------------
* Two Portland Square
  Portland, Maine 04101

         (c)        Not Applicable.


Item 28.            Location of Accounts and Records

         State the name and address of each person maintaining physical possession of each account, book or other document required to be maintained by
Section 31(a) of the 1940 Act and the Rules (17 CFR 270.31a-1 to 31a-3) promulgated thereunder.

         Investment Company Capital Corp., One South Street, Baltimore, Maryland 21202, Registrant's Investment Advisor, Accounting Services Provider and Transfer and Dividend Disbursing Agent, will maintain physical possession of each such account, book or other document of the Registrant except for those maintained by the Registrant's Custodian, Bankers Trust Company, 130 Liberty Street, New York, New York, 10006.

Item 29.            Management Services

         Furnish a summary of the substantive provisions of any management related service contract not discussed in Part I of this Form (because the contract was not believed to be material to a purchaser of securities of the Registrant) under which services are provided to the Registrant, indicating the parties to the contract, the total dollars paid and by whom, for the last three fiscal years.

         None.


Item 30.            Undertakings

         None.

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Post-Effective Amendment No. 31 to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized in the City of Baltimore, in the State of Maryland, on the 1st day of June, 1999.


                                              BT ALEX. BROWN CASH
                                              RESERVE FUND, INC.


                                              By:  /s/ Harry Woolf
                                                   -----------------------------
                                                       Harry Woolf
                                                       President

                  Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities on the date(s) indicated:


         *                               Chairman and        June 1, 1999
-------------------------                Director            -------------------
Richard T. Hale                                              Date

         *                               Director            June 1, 1999
-------------------------                                    -------------------
James J. Cunnane                                             Date

         *                               Director            June 1, 1999
-------------------------                                    -------------------
Joseph R. Hardiman                                           Date

         *                               Director            June 1, 1999
-------------------------                                    -------------------
Louis E. Levy                                                Date

         *                               Director            June 1, 1999
-------------------------                                    -------------------
Eugene J. McDonald                                           Date

         *                               Director            June 1, 1999
-------------------------                                    -------------------
Rebecca W. Rimel                                             Date

         *                               Director            June 1, 1999
-------------------------                                    -------------------
Truman T. Semans                                             Date

         *                               Director            June 1, 1999
-------------------------                                    -------------------
Carl W. Vogt                                                 Date

/s/ Harry Woolf                          President           June 1, 1999
-------------------------                                    -------------------
Harry Woolf                                                  Date

/s/ Joseph A. Finelli                    Chief Financial     June 1, 1999
-------------------------                and Accounting      -------------------
Joseph A. Finelli                        Officer             Date


* By:  /s/Amy M. Olmert
       -------------------
         Amy M. Olmert
         Attorney-In-Fact

                                  EXHIBIT INDEX
                                  -------------
EDGAR
Exhibit
Number              Description
------              -----------

                    (a)    Charter

                    (1) Articles of Incorporation incorporated by reference to Exhibit (1)(a) to Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-96-000690) on July 30, 1996.

                    (2) Articles Supplementary to Articles of Incorporation dated June 28, 1990 incorporated by reference to Exhibit (1)(b) to Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-96-000690) on July 30, 1996.

                    (3) Articles Supplementary to Articles of Incorporation dated July 31, 1990 incorporated by reference to Exhibit (1)(c) to Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-96-000690) on July 30, 1996.

                    (4) Articles Supplementary to Articles of Incorporation dated May 6, 1992 incorporated by reference to Exhibit (1)(d) to Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-96-000690) on July 30, 1996.

                    (5) Articles Supplementary to Articles of Incorporation, dated December 31, 1994 incorporated by reference to Exhibit (1)(e) to Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-96-000690) on July 30, 1996.

                    (6) Articles Supplementary to Articles of Incorporation dated December 29, 1995 incorporated by reference to Exhibit (1)(f) to Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-97-000573) on March 27, 1997.

                    (7) Articles Supplementary to Articles of Incorporation dated October 8, 1996 incorporated by reference to Exhibit (1)(g) to Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-97-000573) on March 27, 1997.

                    (8) Articles Supplementary to Articles of Incorporation dated March 28, 1997 incorporated by reference to Exhibit (1)(h) to Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-97-001360) on July 29, 1997.

                    (9) Articles Supplementary to Articles of Incorporation dated June 17, 1997 incorporated by reference to Exhibit (1)(i) to Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-97-001360) on July 29, 1997.

                    (10) Articles of Amendment to Articles of Incorporation, as filed with the Maryland State Department of Assessments and Taxation on August 29, 1997 incorporated by reference to Exhibit (1)(j) to Post-Effective

                           Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-98-001581) on July 29, 1998.

                    (11) Articles Supplementary to Articles of Incorporation, as filed with the Maryland State Department of Assessments and Taxation on April 3, 1998 incorporated by reference to Exhibit (1)(k) to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-98-001581) on July 29, 1998.

EX-99.B             (12)   Articles Supplementary to Articles of Incorporation,
                           as filed with the Maryland State Department of Assessments and Taxation on April 14, 1999, filed herewith.

                    (b) By-Laws incorporated by reference to Exhibit 2 to Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-96-000690) on July 30, 1996.

                    (c) Instruments Defining Rights of Security Holders with respect to Prime Series Shares and Treasury Shares is incorporated by reference to Exhibit (1)(a) (Articles of Incorporation) and Exhibit 2 (By-Laws) to Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-96-000690) on July 30, 1996.

                    (d)(1) Investment Advisory Agreement dated September 1, 1997 between Registrant and Investment Company Capital Corp. with respect to the Prime Series incorporated by reference to Exhibit (5)(a) to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-98-001581) on July
                                    29, 1998.

                    (2) Investment Advisory Agreement dated September 1, 1997 between Registrant and Investment Company Capital Corp. with respect to the Treasury Series incorporated by reference to Exhibit (5)(b) to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-98-001581) on July 29, 1998.

                    (3) Investment Advisory Agreement dated September 1, 1997 between Registrant and Investment Company Capital Corp. with respect to the Tax-Free Series incorporated by reference to Exhibit (5)(c) to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-98-001581) on July 29, 1998.

EX-99.B             (4)    Form of Expense Limitation Agreement, with respect to
                           the Treasury Series, filed herewith.

                    (e)(1) Distribution Agreement dated August 31, 1997 between ICC Distributors, Inc. and Registrant incorporated by reference to Exhibit (6)(a) to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-98-001581) on July 29, 1998.

                    (2) Form of Sub-Distribution Agreement incorporated by reference to Exhibit (6)(b) to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-98-001581) on July 29, 1998.

                    (3) Form of Shareholder Servicing Agreement between ICC Distributors, Inc. and Participating Broker-Dealers incorporated by reference to Exhibit (6)(c) to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-98-001581) on July 29, 1998.

EX-99.B             (4)    Shareholder Service Plan with respect to the Prime
                           Series, filed herewith.

EX-99.B             (5)    Shareholder Service Plan with respect to the Treasury
                           Series, filed herewith.

EX-99.B             (6)    Shareholder Service Plan with respect to the Tax-Free
                           Series, filed herewith.

                    (f)    Not Applicable

                    (g) Custodian Agreement between Registrant and Bankers Trust Company dated June 5, 1998 incorporated by reference to Exhibit (8) to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-98-001581) on July 29, 1998.

                    (h) Master Services Agreement (for transfer agency and accounting services for the Fund ) between Registrant and Investment Company Capital Corp. incorporated by reference to Exhibit 9 to Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-96-000690) on July 30, 1996.

EX-99.B             (i)    Opinion of Counsel, filed herewith.

EX-99.B             (j)    Consent of PricewaterhouseCoopers LLP, filed
                           herewith.

                    (k)    Not Applicable.

                    (l)    Not Applicable.

                    (m)(1)          Distribution Plan with respect to BT Alex.
                                    Brown Cash Reserve Prime Shares incorporated by reference to Exhibit (15)(a) to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-98-001581) on July 29,
                                    1998.

                    (2) Distribution Plan with respect to Flag Investors Cash Reserve Prime Shares - Class A incorporated by reference to Exhibit (15)(b) to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-98-001581) on July 29, 1998.

                    (3) Distribution Plan with respect to Flag Investors Cash Reserve Prime Shares-Class B incorporated by reference to Exhibit (15)(c) to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-98-001581) on July 29, 1998.

                    (4) Distribution Plan with respect to Quality Cash Reserve Prime Shares incorporated by reference to Exhibit (15)(d) to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-98-001581) on July 29, 1998.

                    (5) Distribution Plan with respect to BT Alex. Brown Cash Reserve Treasury Shares incorporated by reference to Exhibit (15)(e) to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-98-001581) on July 29, 1998.

                    (6) Distribution Plan with respect to BT Alex. Brown Cash Reserve Tax-Free Shares incorporated by reference to Exhibit (15)(f) to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-98-001581) on July 29, 1998.

                    (n)    Not applicable.

                    (o)(1) Registrant's 18f-3 Plan incorporated by reference to Exhibit (18)(a) to Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-96-000690) on July 29,
                                    1996.

                    (2) Registrant's Amended 18f-3 Plan incorporated by reference to Exhibit (18)(b) to Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-97-001360) on July 29, 1997.

                    (3) Registrant's 18f-3 Plan, with exhibits through March 27, 1998 incorporated by reference to Exhibit (18)(c) to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-98-001581) on July 29, 1998.

EX-99.B             (p)    Powers of Attorney, filed herewith.